              As filed with the Securities and Exchange Commission.
                                                        '33 Act File No. 2-75059
                                                       '40 Act File No. 811-3330
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549

                                    FORM N-4

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                   ACT OF 1933


                       Post-Effective Amendment No. 28 [x]


                                       and

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940


                              Amendment No. 29 [x]


                         NATIONWIDE VARIABLE ACCOUNT-II
                           (Exact Name of Registrant)

                        NATIONWIDE LIFE INSURANCE COMPANY
                               (Name of Depositor)


                   One Nationwide Plaza, Columbus, Ohio 43215

         (Address of Depositor's Principal Executive Offices) (Zip Code)

        Depositor's Telephone Number, including Area Code: (614) 249-7111


   Gordon E. McCutchan, Secretary, One Nationwide Plaza, Columbus, Ohio 43215

                     (Name and Address of Agent for Service)

      This Post-Effective Amendment amends the Registration Statement in respect of the Prospectus, the Statement of Additional Information and the Financial Statements.

      It is proposed that this filing will become effective (check appropriate space):

[ ]  immediately upon filing pursuant to paragraph (b) of Rule 485


[X]  on May 1, 1997 pursuant to paragraph (b) of Rule 485


[ ]  60 days after filing pursuant to paragraph (a) of Rule 485

[ ]  on (date) pursuant to paragraph (a) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


      The Registrant has registered an indefinite number of securities by a prior registration statement in accordance with Rule 24f-2 under the Investment Company Act of 1940. Pursuant to Paragraph (a)(3) thereof, a non-refundable fee in the amount of $500 has been paid to the Commission. Registrant filed its Rule 24f-2 Notice for the fiscal year ended December 31, 1996, on February 25, 1997.


================================================================================


                                    1 of 136

                         NATIONWIDE VARIABLE ACCOUNT-II
                     REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item                                                                    Page
Part A   INFORMATION REQUIRED IN A PROSPECTUS

    Item  1. Cover page........................................................3
    Item  2. Definitions.......................................................5
    Item  3. Synopsis or Highlights...........................................15
    Item  4. Condensed Financial Information..................................16
    Item  5. General Description of Registrant, Depositor,
               and Portfolio Companies........................................25
    Item  6. Deductions and Expenses..........................................26
    Item  7. General Description of Variable Annuity Contracts................29
    Item  8. Annuity Period...................................................37
    Item  9. Death Benefit and Distributions..................................39
    Item 10. Purchases and Contract Value.....................................29
    Item 11. Redemptions......................................................33
    Item 12. Taxes............................................................41
    Item 13. Legal Proceedings................................................51
    Item 14. Table of Contents of the Statement of Additional Information.....51


Part B   INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

    Item 15. Cover Page.......................................................61
    Item 16. Table of Contents................................................61
    Item 17. General Information and History..................................61
    Item 18. Services.........................................................61
    Item 19. Purchase of Securities Being Offered.............................61
    Item 20. Underwriters.....................................................62
    Item 21. Calculation of Performance Information...........................62
    Item 22. Annuity Payments.................................................66
    Item 23. Financial Statements.............................................67


Part C   OTHER INFORMATION

    Item 24. Financial Statements and Exhibits...............................119
    Item 25. Directors and Officers of the Depositor.........................120
    Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant...................................122
    Item 27. Number of Contract Owners.......................................131
    Item 28. Indemnification.................................................131
    Item 29. Principal Underwriter...........................................131
    Item 30. Location of Accounts and Records................................133
    Item 31. Management Services.............................................133
    Item 32. Undertakings....................................................133



                                    2 of 136

                       NATIONWIDE LIFE INSURANCE COMPANY
                                  Home Office
                                 P.O. Box 16609
                   Columbus, Ohio 43216-6609, 1-800-848-6331
                               TDD 1-800-238-3035
                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS

                ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


      The Individual Deferred Variable Annuity Contracts described in this prospectus are flexible purchase payment contracts (collectively referred to as the "Contracts"). Reference throughout the prospectus to such Contracts shall also mean Certificates issued under Group Flexible Fund Retirement Contracts. For such Group Contracts, references to "Owner" shall mean the "Participant" unless the Plan otherwise permits or requires the Owner to exercise contractual rights under the authority of the Plan terms. The Contracts are sold to individuals for use in retirement plans which may qualify for special federal tax treatment under the Internal Revenue Code. Annuity payments under the Contracts are deferred until a selected later date.

      Purchase Payments are allocated to the Nationwide Variable Account-II ("Variable Account"), a separate account of Nationwide Life Insurance Company (the "Company"). The Variable Account is divided into Sub-Accounts, each of which invests in shares of one of the underlying Mutual Funds described below:

                           AVAILABLE FOR ALL CONTRACTS


            American Century Variable Portfolios, Inc., an affiliate
                       of American Century Companies, Inc.
  American Century VP Balanced          American Century VP Capital Appreciation
  American Century VP International     American Century VP Value


                                     Dreyfus

  Dreyfus Stock Index Fund              Dreyfus Variable Investment Fund Growth
                                           & Income Portfolio*

                  The Dreyfus Socially Responsible Growth Fund

                   Fidelity Variable Insurance Products Fund
Equity-Income     Growth Portfolio      High Income Portfolio*         Overseas
  Portfolio                                                            Portfolio
                  Fidelity Variable Insurance Products Fund II
       Asset Manager Portfolio                      Contrafund Portfolio

                        Nationwide Separate Account Trust
Capital Appreciation Fund        Government Bond Fund          Money Market Fund
                   Small Company Fund             Total Return Fund

                  Neuberger & Berman Advisers Management Trust
Growth Portfolio         Limited Maturity Bond Portfolio      Partners Portfolio

                       Oppenheimer Variable Account Funds
Oppenheimer Bond Fund                         Oppenheimer Global Securities Fund
                      Oppenheimer Multiple Strategies Fund

                          Strong Special Fund II, Inc.
                      Strong Variable Insurance Funds, Inc.
Strong Discovery Fund II, Inc.                       International Stock Fund II

                        Van Eck Worldwide Insurance Trust

Worldwide Bond Fund                              Worldwide Emerging Markets Fund
                           Worldwide Hard Assets Fund


                Van Kampen American Capital Life Investment Trust
                           Real Estate Securities Fund

                              Warburg Pincus Trust

International Equity Portfolio                    Post-Venture Capital Portfolio

                         Small Company Growth Portfolio


* These Portfolios may invest in lower quality debt securities commonly referred to as junk bonds.

                                    3 of 136

                           AVAILABLE FOR ALL CONTRACTS
           ISSUED ON OR AFTER MAY 1, 1987 AND BEFORE SEPTEMBER 1, 1989
                       American Variable Insurance Series
Growth Fund   High-Yield Bond Fund     U.S. Government/AAA-Rated Securities Fund


      This prospectus provides you with the basic information you should know about the Individual Deferred Variable Annuity Contracts issued by the Nationwide Variable Account-II before investing. You should read it and keep it for future reference. A Statement of Additional Information dated May 1, 1997, containing further information about the Contracts and the Nationwide Variable Account-II has been filed with the Securities and Exchange Commission. You can obtain a copy without charge from Nationwide Life Insurance Company by calling the number listed above, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


INVESTMENTS IN THESE CONTRACTS ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, THE ADVISER OF ANY OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE CONTRACT INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


THE STATEMENT OF ADDITIONAL INFORMATION, DATED MAY 1, 1997, IS INCORPORATED HEREIN BY REFERENCE. THE TABLE OF CONTENTS FOR THE STATEMENT OF ADDITIONAL INFORMATION APPEARS ON PAGE 49 OF THE PROSPECTUS.

                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1997.

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

                            GLOSSARY OF SPECIAL TERMS

Accumulation Unit- An accounting unit of measure used to calculate the Variable Account Contract Value prior to the Annuitization Date.


Annuitant- The person actually receiving annuity payments and upon whose continuation of life any annuity payment involving life contingencies depends. This person must be age 78 or younger at the time of Contract issuance, unless the Company has approved a request for an Annuitant of greater age. The Annuitant may be changed prior to the Annuitization Date with the consent of the Company.


Annuitization- The period during which annuity payments are actually received.

Annuitization Date- The date on which annuity payments actually commence at Annuitization.

Annuity Commencement Date- The date on which annuity payments are scheduled to commence. The Annuity Commencement Date is shown on the Data Page of the Contract, and is subject to change by the Owner.

Annuity Payment Option- The chosen form of annuity payments. Several options are available under the Contract.

Annuity Unit- An accounting unit of measure used to calculate the value of Variable Annuity payments.

Beneficiary- The Beneficiary is the person designated to receive certain benefits under the Contract upon the death of the Designated Annuitant prior to the Annuitization Date. The Beneficiary can be changed by the Contract Owner as set forth in the Contract.

Code- The Internal Revenue Code of 1986, as amended.

Company- Nationwide Life Insurance Company.


Contingent Designated Annuitant- The Contingent Designated Annuitant may be the recipient of certain rights or benefits under this Contract when the Designated Annuitant dies before the Annuitization Date. If a Contingent Designated Annuitant is designated and the Annuitant dies before the Annuitization Date, the Contingent Designated Annuitant becomes the Annuitant. A Contingent Designated Annuitant may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, SEP IRAs or Tax Sheltered Annuities.


Contingent Beneficiary- The Contingent Beneficiary is the person designated to be the Beneficiary if the named Beneficiary is not living at the time of the death of the Designated Annuitant.


Contingent Owner- A Contingent Owner succeeds to the rights of the Contract Owner upon the Contract Owner's death before Annuitization. For Contracts issued in the State of New York, references throughout this prospectus to "Contingent Owner" shall mean "Owner's Beneficiary." A Contingent Owner may not be named for Contracts issued as Qualified Contracts, Individual Retirement Annuities, SEP IRAs or Tax Sheltered Annuities.


Contract- The Individual Deferred Variable Annuity Contract described in this prospectus.

Contract Anniversary- An anniversary of the Date of Issue of the Contract.

Contract Owner (Owner)- The Contract Owner is the person who possesses all rights under the Contract, including the right to designate and change any designations of the Owner, Contingent Owner, Designated Annuitant, Contingent Designated Annuitant, Beneficiary, Contingent Beneficiary, Annuity Payment Option, and the Annuity Commencement Date. The Contract Owner is the person named as Owner on the Data Page, unless changed.

Contract Value- The sum of the value of all Accumulation Units attributable to the Contract plus any amount held under the Contract in the Fixed Account.

Contract Year- Each year the Contract remains in force commencing with the Date of Issue.

Date of Issue- The date shown as the Date of Issue on the Data Page of the Contract.


Death Benefit- The benefit which is payable upon the death of the Designated Annuitant or the Contingent Designated Annuitant, if applicable. This benefit does not apply upon the death of the Contract Owner when the Owner and Designated Annuitant are not the same person. If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be as specified in the Annuity Payment Option elected.

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

Designated Annuitant- The person designated prior to the Annuitization Date to receive annuity payments. No change of Designated Annuitant may be made without the prior consent of the Company.

Distribution- Any payment of part or all of the Contract Value

ERISA- The Employee Retirement Income Security Act of 1974, as amended.

Fixed Account- The Fixed Account is made up of all assets of the Company other than those in the Variable Account or any other segregated asset account of the Company.

Fixed Annuity- An annuity contract providing for payments which are guaranteed by the Company as to dollar amount during Annuitization.

Home Office- The main office of the Company located in Columbus, Ohio.

Individual Retirement Annuity - An annuity which qualifies for favorable tax treatment under Section 408 of the Code.

Interest Rate Guarantee Period- An Interest Rate Guarantee Period is the interval of time during which an interest rate credited to the Fixed Account under the Contract is guaranteed to remain the same. For new Purchase Payments allocated to the Fixed Account or transfers from the Variable Account, this period begins upon the date of deposit or transfer and ends at the end of the calendar quarter at least one year (but not more than 15 months) from deposit or transfer. At the end of an Interest Rate Guarantee Period, a new interest rate is declared with an Interest Rate Guarantee Period starting at the end of the prior period and ending at the end of the calendar quarter one year later.


Joint Owner- The Joint Owner, if any, possesses an undivided interest in the entire Contract in conjunction with the Owner. If a Joint Owner is named, references to "Contract Owner" or "Owner" in this prospectus will apply to both the Owner and Joint Owner or either of them. If permitted by state law, Joint Owners must be spouses at the time Joint Ownership is requested. Joint Ownership may be selected only for Non-Qualified Plans.


Mutual Fund (Fund)- A registered management investment company in which the assets of the Sub-Accounts of the Variable Account will be invested.

Non-Qualified Contract- A Contract which does not qualify for favorable tax treatment under Sections 401 and 403(a) (Qualified Plans), 408 (IRAs) or 403(b) (Tax Sheltered Annuities) of the Code.

Plan Participant-The Plan Participant is the person for whom contributions are being made to a Qualified Contract or Tax Sheltered Annuity either through employer contributions or employee salary reduction contributions.

Purchase Payment- A deposit of new value into the Contract. The term "Purchase Payment" does not include transfers between the Variable Account and Fixed Account, or among the Sub-Accounts.


Qualified Contracts- A Contract issued to fund a Qualified Plan.

Qualified Plans- Retirement plans which receive favorable tax treatment under the provisions of Sections 401 or 403(a) of the Code.

SEP IRA- A retirement plan which receives favorable tax treatment under the provisions of Section 408(k) of the Code.


Sub-Accounts- Separate and distinct divisions of the Variable Account, to which specific underlying Mutual Fund shares are allocated and for which Accumulation Units and Annuity Units are separately maintained.

Tax Sheltered Annuity- An annuity which qualifies for favorable tax treatment under Section 403(b) of the Code.


Valuation Date- Each day the New York Stock Exchange and the Company's Home Office are open for business or any other day during which there is a sufficient degree of trading of the Variable Account's underlying Mutual Fund shares that the current net asset value of its Accumulation Units might be materially affected.

Valuation Period- The period of time commencing at the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.

                                    6 of 136

Variable Account- The Nationwide Variable Account-II, a separate investment account of the Company into which Variable Account Purchase Payments are allocated. The Variable Account is divided into Sub-Accounts, each of which invests in shares of a separate underlying Mutual Fund.


Variable Annuity- An annuity providing for payments which are not predetermined or guaranteed as to dollar amount and which vary in amount with the investment experience of the Variable Account.

                                    7 of 136

                                Table of Contents


GLOSSARY OF SPECIAL TERMS......................................................3
SUMMARY OF CONTRACT EXPENSES...................................................8
UNDERLYING MUTUAL FUND ANNUAL EXPENSES.........................................9
SYNOPSIS......................................................................13
CONDENSED FINANCIAL INFORMATION...............................................14
NATIONWIDE LIFE INSURANCE COMPANY.............................................23
THE VARIABLE ACCOUNT..........................................................23
           Underlying Mutual Fund Options.....................................23
           Voting Rights......................................................23
           Substitution of Securities.........................................24
VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS.................................24
           Expenses of the Variable Account...................................24
           Mortality Risk Charge..............................................24
           Expense Risk Charge................................................24
           Contract Maintenance Charge and Administration Charge..............24
           Contingent Deferred Sales Charge...................................25
           Waiver of the Contingent Deferred Sales Charge.....................26
           Premium Taxes......................................................27
OPERATION OF THE CONTRACT.....................................................27
           Investments of the Variable Account................................27
           Allocation of Purchase Payments and Contract Value.................27
           Value of an Accumulation Unit......................................28
           Net Investment Factor..............................................28
           Valuation of Assets................................................28
           Determining the Contract Value.....................................28
           Right to Revoke....................................................28
           Transfers..........................................................29
           Contract Ownership Provisions......................................30
           Joint Ownership Provisions.........................................30
           Contingent Ownership Provisions....................................30
           Beneficiary Provisions.............................................30
           Surrender (Redemption).............................................31
           Surrenders Under a Qualified Contract or Tax-Sheltered
             Annuity Contract.................................................31
           Loan Privilege.....................................................32
           Assignment.........................................................33
           Contract Owner Services............................................34
               Asset Rebalancing..............................................34
               Dollar Cost Averaging..........................................34
               Systematic Withdrawals.........................................34
ANNUITY PAYMENT PERIOD, DEATH BENEFIT, AND OTHER DISTRIBUTIONS................35
           Annuity Commencement Date..........................................35
           Change in Annuity Commencement Date................................35
           Annuity Payment Period-Variable Account............................35
           Value of an Annuity Unit...........................................35
           Assumed Investment Rate............................................35
           Frequency and Amount of Annuity Payments...........................35
           Change in Form of Annuity..........................................35
           Annuity Payment Options............................................35
           Death of Contract Owner Provisions-Non-Qualified Contracts.........36
           Death of Annuitant Provisions- Non-Qualified Contracts.............36
           Death of the Contract Owner/Annuitant Provisions...................37
           Death Benefit Payment Provisions...................................37
           Required Distribution Provisions for Non-Qualified Contracts.......37



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                                    8 of 136

           Required Distributions For Qualified Plans and Tax
             Sheltered Annuities..............................................38
           Required Distributions for Individual Retirement
             Annuities and SEP IRAs...........................................38
           Generation-Skipping Transfers......................................39
FEDERAL TAX CONSIDERATIONS....................................................39
           Federal Income Taxes...............................................39
           Non-Qualified Contracts-Natural Persons as Owners..................40
           Non-Qualified Contracts-Non-Natural Persons as Owners..............41
           Qualified Plans, Individual Retirement Annuities, SEP IRAs,
             and Tax Sheltered Annuities......................................41
           Withholding........................................................42
           Non-Resident Aliens................................................42
           Federal Estate, Gift, and Generation Skipping Transfer Taxes.......42
           Charge for Tax Provisions..........................................43
           Diversification....................................................43
           Tax Changes........................................................43
GENERAL INFORMATION...........................................................44
           Contract Owner Inquiries...........................................44
           Statements and Reports.............................................44
           Advertising........................................................44
LEGAL PROCEEDINGS.............................................................49
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION......................49
APPENDIX A....................................................................50
APPENDIX B....................................................................52



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

                          SUMMARY OF CONTRACT EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES

      Maximum Contingent Deferred Sales Charge(1)......................   7%

      --------------------------------------------------------------------------
               Range of Contingent Deferred Sales Charge Over Time

      Number of Completed Years from            Contingent Deferred Sales Charge
         Date of Purchase Payment                          Percentage

                    0                                          7%
                    1                                          6%
                    2                                          5%
                    3                                          4%
                    4                                          3%
                    5                                          2%
                    6                                          1%
                    7                                          0%
      --------------------------------------------------------------------------

MAXIMUM ANNUAL CONTRACT MAINTENANCE CHARGE(2)..........................   $30

VARIABLE ACCOUNT ANNUAL EXPENSES

      Mortality and Expense Risk Charges...............................   1.25%
      Administration Charge............................................   0.05%
        Total Variable Account Annual Expenses.........................   1.30%


(1) During the first Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) any amount in order for this Contract to meet minimum distribution requirements under the Code or up to 10% of each Purchase Payment under Individual Retirement Annuity Contracts issued on or after March 1, 1993. Starting with the second Contract Year after a Purchase Payment has been made, the Contract Owner may withdraw without a CDSC, the greater of (a) an amount equal to 10% of that Purchase Payment made to the Contract or (b) any amount withdrawn in order for this Contract to meet minimum distribution requirements under the Code. Withdrawals may be restricted for Contracts issued pursuant to the terms of a Tax Sheltered Annuity Plan or other Qualified Plan. This CDSC-free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year (see "Contingent Deferred Sales Charge" for additional waiver provisions).


(2) The annual Contract Maintenance Charge is deducted on each Contract Anniversary and on the date of surrender in any year in which the entire Contract Value is surrendered (see "Contract Maintenance Charge and Administration Charge").


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

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
             (as a percentage of underlying Mutual Fund net assets)


------------------------------------------------------------------------------------------------
                                                   Management                      Total Mutual
                                                      Fees       Other Expenses    Fund Expenses
------------------------------------------------------------------------------------------------
American   Century  Variable   Portfolios,            1.00%           0.00%            1.00%
Inc.-American Century VP Balanced
------------------------------------------------------------------------------------------------
American   Century  Variable   Portfolios,            1.00%           0.00%            1.00%
Inc.-American Century VP Capital Appreciation
------------------------------------------------------------------------------------------------
American   Century  Variable   Portfolios,            1.50%           0.00%            1.50%
Inc.-American Century VP International
------------------------------------------------------------------------------------------------
American Century Variable Portfolios,                 1.00%           0.00%            1.00%
Inc.-American Century VP Value
------------------------------------------------------------------------------------------------
AVIS-Growth Fund                                      0.42%           0.02%            0.44%
------------------------------------------------------------------------------------------------
AVIS- High-Yield Bond Fund                            0.50%           0.03%            0.53%
------------------------------------------------------------------------------------------------
AVIS- U.S. Government/AAA Rated Securities            0.51%           0.02%            0.53%
------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                              0.25%           0.05%            0.30%
------------------------------------------------------------------------------------------------
Dreyfus  Variable  Investment  Fund-Growth &          0.75%           0.08%            0.83%
Income Portfolio
------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund*         0.72%           0.24%            0.96%
------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity-Income Portfolio             0.51%           0.07%            0.58%
------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio                    0.61%           0.08%            0.69%
------------------------------------------------------------------------------------------------
Fidelity VIP Fund -High Income Portfolio              0.59%           0.12%            0.71%
------------------------------------------------------------------------------------------------
Fidelity VIP Fund -Overseas Portfolio                 0.76%           0.17%            0.93%
------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager Portfolio*         0.64%           0.10%            0.74%
------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund Portfolio             0.61%           0.13%            0.74%
------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund                        0.50%           0.02%            0.52%
------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                             0.50%           0.01%            0.51%
------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                                0.50%           0.03%            0.53%
------------------------------------------------------------------------------------------------
NSAT -Small Company Fund                              1.00%           0.10%            1.10%
------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                                0.50%           0.02%            0.52%
------------------------------------------------------------------------------------------------
Neuberger   &  Berman   Advisers   Management         0.83%           0.09%            0.92%
Trust-Growth Portfolio
------------------------------------------------------------------------------------------------
Neuberger   &  Berman   Advisers   Management         0.65%           0.13%            0.78%
Trust-Limited Maturity Bond Portfolio
------------------------------------------------------------------------------------------------
Neuberger   &  Berman   Advisers   Management         0.84%           0.11%            0.95%
Trust-Partners Portfolio
------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Bond Fund          0.74%           0.04%            0.78%
------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Global             0.73%           0.08%            0.81%
Securities Fund
------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds-Multiple           0.73%           0.04%            0.77%
Strategies Fund
------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.                          1.00%           0.17%            1.17%
------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%           0.21%            1.21%
Inc.-Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,                      1.00%           0.90%            1.90%
Inc.-International Stock Fund II
------------------------------------------------------------------------------------------------



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

                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES(3)
             (as a percentage of underlying Mutual Fund net assets)
                                    Continued


------------------------------------------------------------------------------------------------
                                                   Management                      Total Mutual
                                                      Fees       Other Expenses    Fund Expenses
------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%           0.08%            1.08%
Hard Assets Fund
------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%           0.08%            1.08%
Bond Fund*
------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust-Worldwide           1.00%           0.00%            1.00%
Emerging Markets Fund *
------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment           0.83%           0.27%            1.10%
Trust-Real Estate Securities Fund*
------------------------------------------------------------------------------------------------
Warburg  Pincus   Trust-International  Equity         0.96%           0.40%            1.36%
Portfolio*
------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Post-Venture Capital             0.62%           0.78%            1.40%
Portfolio*
------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company Growth             0.90%           0.26%            1.16%
Portfolio*
------------------------------------------------------------------------------------------------

(3) The Mutual Fund expenses shown above are assessed at the underlying Mutual Fund level and are not direct charges against Variable Account assets or reductions from Contract Values. These underlying Mutual Fund expenses are taken into consideration in computing each underlying Mutual Fund's net asset value, which is the share price used to calculate the unit values of the Variable Account. The management fees and other expenses are more fully described in the prospectus for each individual underlying Mutual Fund. The information relating to the underlying Mutual Fund expenses was provided by the underlying Mutual Fund and was not independently verified by the Company.

* The investment advisers for the indicated underlying Mutual Funds have voluntarily agreed to reimburse a portion of the management fees and/or operating expenses resulting in a reduction of the total expenses. Absent any such partial reimbursement, "Management Fees" and "Other Expenses" would have been 0.75% and 0.24% for the Dreyfus Socially Responsible Growth Fund, Inc.; 0.71% and 0.10% for the Fidelity VIP Fund II-Asset Manager Portfolio; 1.00% and 0.10% for the Van Eck Worldwide Insurance Trust-Worldwide Bond Fund; 1.00% and 1.06% for the Van Eck Worldwide Insurance Trust-Worldwide Emerging Markets Fund: 1.00% and 0.27% for the Van Kampen American Capital Life Investment Trust-Real Estate Securities Fund. Absent any such partial reimbursement, "Total Mutual Fund Expenses" would have been 1.40% for the Warburg Pincus Trust-International Equity Portfolio; 5.56% for the Warburg Pincus Trust Post-Venture Capital Portfolio; and 1.17% for the Warburg Pincus Trust-Small Company Growth Portfolio.

                                   12 of 136

                                     EXAMPLE

The following chart depicts the dollar amount of expenses that would be incurred under this Contract assuming a $1000 investment and 5% annual return. These dollar figures are illustrative only and should not be considered a representation of past or future expenses. Actual expenses may be greater or lesser than those shown below. The expense amounts presented are derived from a formula which allows the $30 Contract Maintenance Charge to be expressed as a percentage of the average Contract account size for existing Contracts. Since the average Contract account size for Contracts issued under this prospectus is greater than $1000, the expense effect of the Contract Maintenance Charge is reduced accordingly.

--------------------------------------------------------------------------------------------------------------------
                               If you surrender your      If you do not surrender     If you annuitize your Contract
                                     Contract           your Contract at the end of    at the end of the applicable
                                 at the end of the       the applicable time period            time period
                                    applicable
                                    time period
--------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
--------------------------------------------------------------------------------------------------------------------

American Century Variable    95    121    157     278    25     76    130     278      *      76     130       278
Portfolios, Inc.-American
Century VP Balanced
--------------------------------------------------------------------------------------------------------------------
American Century Variable    95    121    157     278    25     76    130     278      *      76     130       278
Portfolios, Inc.-American
Century VP Capital
Appreciation
--------------------------------------------------------------------------------------------------------------------
American Century Variable    100   137    183     329    30     92    156     329      *      92     156       329
Portfolios, Inc.-American
Century VP International
--------------------------------------------------------------------------------------------------------------------
American Century Variable    95    121    157     278    25     76    130     278      *      76     130       278
Portfolios, Inc.-American
Century VP Value
--------------------------------------------------------------------------------------------------------------------
AVIS-Growth Fund             89    103    128     218    19     58    101     218      *      58     101       218
--------------------------------------------------------------------------------------------------------------------
AVIS-High-Yield Bond Fund    90    106    132     228    20     61    105     228      *      61     105       228
--------------------------------------------------------------------------------------------------------------------
AVIS-U.S. Govt./AAA Rated    90    106    132     228    20     61    105     228      *      61     105       228
--------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund     87     99    120     202    17     54     93     202      *      54      93       202
--------------------------------------------------------------------------------------------------------------------
Dreyfus VIF-Growth &         93    116    148     260    23     71    121     260      *      71     121       260
Income Portfolio
--------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially         94    120    155     274    24     75    128     274      *      75     128       274
Responsible Growth Fund
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP                 90    108    135     233    20     63    108     233      *      63     108       233
Fund-Equity-Income
Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth     92    111    141     245    22     66    114     245      *      66     114       245
Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas   94    119    154     271    24     74    127     271      *      74     127       271
Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High       92    112    142     247    22     67    115     247      *     67*     115       247
Income Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset   92    113    144     250    22     68    117     250      *      68     117       250
Manager Portfolio
--------------------------------------------------------------------------------------------------------------------
Fidelity VIP Fund            92    113    144     250    22     68    117     250      *      68     117       250
II-Contrafund Portfolio
--------------------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation    90    106    132     227    20     61    105     227      *      61     105       227
Fund
--------------------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund    90    106    131     225    20     61    104     225      *      61     104       225
--------------------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund       90    106    132     228    20     61    105     228      *      61     105       228
--------------------------------------------------------------------------------------------------------------------
NSAT - Small Company Fund    96    124    163     288    26     79    136     288      *      79     136       288
--------------------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund       90    106    132     227    20     61    105     227      *      61     105       227
--------------------------------------------------------------------------------------------------------------------


                                   13 of 136

--------------------------------------------------------------------------------------------------------------------
                               If you surrender your     If you do not surrender your  If you annuitize your Contract
                                     Contract             Contract at the end of the    at the end of the applicable
                                 at the end of the          applicable time period              time period
                                    applicable
                                    time period
--------------------------------------------------------------------------------------------------------------------
                            1 Yr. 3 Yrs. 5 Yrs. 10 Yrs. 1 Yr. 3 Yrs  5 Yrs. 10 Yrs.  1 Yr.  3 Yrs.  5 Yrs.   10 Yrs.
--------------------------------------------------------------------------------------------------------------------

Neuberger & Berman           94    119    153     270     24     74     126     270      *     74      126     270
Advisers Management
Trust-Growth Portfolio
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman           92    114    146     255     22     69     119     255      *     69      119     255
Advisers Management
Trust-Limited Maturity
Bond Portfolio
--------------------------------------------------------------------------------------------------------------------
Neuberger & Berman           94    120    155     273     24     75     128     273      *     75      128     273
Advisers Management Trust-
Partners Portfolio
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         92    114    146     255     22     69     119     255      *     69      119     255
Account Funds-Bond Fund
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         93    115    147     258     23     70     120     258      *     70      120     258
Account Funds-Global
Securities Fund
--------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable         92    114    145     254     22     69     118     254      *     69      118     254
Account Funds-Multiple
Strategies Fund
--------------------------------------------------------------------------------------------------------------------
Strong Special Fund II,      97    127    166     295     27     82     139     295      *     82      139     295
Inc.
--------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance    97    128    168     300     27     83     141     300      *     83      141     300
Funds, Inc.- Discovery
Fund II, Inc.
--------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance   104    149    204     368     34    104     177     368      *    104      177     368
Funds, Inc. -International
Stock Fund II
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide            96    124    162     286     26     79     135     286      *     79      135     286
Insurance Trust-Worldwide
Bond Fund
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide            95    121    157     278     25     76     130     278      *     76      130     278
Insurance Trust-Worldwide
Emerging Markets Fund
--------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide            96    124    162     286     26     79     135     286      *     79      135     286
Insurance Trust-Worldwide
Hard Assets Fund
--------------------------------------------------------------------------------------------------------------------
Van Kampen American          96    124    163     288     26     79     136     288      *     79      136     288
Capital Life Investment
Trust - Real Estate
Securities Fund
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus               99    133    176     315     29     88     149     315      *     88      149     315
Trust-International Equity
Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus               99    134    178     319     29     89     151     319      *     89      151     319
Trust-Post-Venture Capital
Portfolio
--------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small   96    126    166     294     26     81     139     294      *     81      139     294
Company Growth Portfolio
--------------------------------------------------------------------------------------------------------------------


* The Contracts sold under this prospectus do not permit annuitizations during the first two Contract Years.

The purpose of the Summary of Contract Expenses and Example is to assist the Contract Owner in understanding the various costs and expenses that will be borne directly or indirectly when investing in the Contract. The expenses of the Nationwide Variable Account-II as well as those of the underlying Mutual Fund options are reflected in the Example. For more complete descriptions of the expenses of the Variable Account, see "Variable Account Charges and Other Deductions." For more complete information regarding expenses paid out of the assets of the underlying Mutual Fund options, see the underlying Mutual Fund prospectuses. Deductions for premium taxes may also apply but are not reflected in the Example shown above (see "Premium Taxes").

                                   14 of 136

                                    SYNOPSIS


      The Individual Deferred Variable Annuity Contracts described in this prospectus are designed for use in connection with the following types of Contracts (1) Non-Qualified, (2) Individual Retirement Annuities, (3) Tax Sheltered Annuities, (4) SEP IRAs and (5) Qualified.


      The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without the prior consent of the Company (see "Allocation of Purchase Payments and Contract Value").

      The Company does not deduct a sales charge from Purchase Payments made for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions, deduct from the Contract Owner's Contract Value a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. This charge, when applicable, is imposed to permit the Company to recover sales expenses which have been advanced by the Company (see "Contingent Deferred Sales Charge").

      In addition, on each Contract Anniversary the Company will deduct an annual Contract Maintenance Charge from the Contract Value of the Contracts. The Company will also assess an Administration Charge equal to an annual rate of 0.05% of the daily net asset value of the Variable Account. These charges are to reimburse the Company for administrative expenses related to the issue and maintenance of the Contracts. The Company does not expect to recover from these charges an amount in excess of accumulated administrative expenses (see "Contract Maintenance Charge and Administration Charge"). The Company deducts a Mortality Risk Charge equal to an annual rate of 0.80% of the daily net asset value of the Variable Account for mortality risks assumed by the Company (see "Mortality Risk Charge"). The Company deducts an Expense Risk Charge equal to an annual rate of 0.45% of the daily net asset value of the Variable Account as compensation for the Company's risk by undertaking not to increase administrative charges on the Contracts regardless of the actual administrative costs (see "Expense Risk Charge").


      Upon Annuitization, the selected Annuity Payment Option will begin (see "Annuity Payment Option"). However, if the net amount to be applied to any Annuity Payment Option at the Annuitization Date is less than $500, the Contract Value may be distributed in one lump sum in lieu of annuity payments. If any annuity payment would be less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event, however, will annuity payments be made less frequently than annually (see "Frequency and Amount of Annuity Payments").

      The Company will charge against the Purchase Payments or the Contract Value the amount of any premium taxes levied by a state or any other governmental entity (see "Premium Taxes").

      To be sure that the Contract Owner is satisfied with the Contract, the Contract Owner has a ten day free look. Within ten days of the date the Contract is received, it may be returned to the Home Office of the Company, at the address shown on page 1 of this prospectus. If a Contract is returned to the Company in a timely manner, the Company will void the Contract and refund the Contract Value in full unless otherwise required by state and/or federal law. State and/or federal law may provide additional free look privileges. All Individual Retirement Annuity refunds will be return of Purchase Payments (see "Right to Revoke").

                                   15 of 136

CONDENSED FINANCIAL INFORMATION
Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                              Accumulation     Accumulation       Percent         Number Of
                             Unit Value At      Unit Value       Change in       Accumulation
                              Beginning Of        At End        Accumulation   Units At End Of
           Fund                  Period         Of Period        Unit Value       The Period        Year
------------------------------------------------------------------------------------------------------------

American Century Variable       12.912980        14.300170          10.74%        3,254,121         1996
Portfolios, Inc. -          ----------------------------------------------------------------------------------
American Century VP             10.801286        12.912980          19.55%        2,978,792         1995
Balanced-Q                  ----------------------------------------------------------------------------------
                                10.876699        10.801286          -0.69%        2,670,990         1994
                            ----------------------------------------------------------------------------------
                                10.232829        10.876699           6.29%        2,039,118         1993
                            ----------------------------------------------------------------------------------
                                10.000000        10.232829           2.33%        1,233,110         1992
------------------------------------------------------------------------------------------------------------
American Century Variable       12.912980        14.300170          10.74%        2,577,277         1996
Portfolios, Inc. -          ----------------------------------------------------------------------------------
American Century VP             10.801286        12.912980          19.55%        2,471,621         1995
Balanced-NQ                 ----------------------------------------------------------------------------------
                                10.876699        10.801286          -0.69%        2,324,933         1994
                            ----------------------------------------------------------------------------------
                                10.232829        10.876699           6.29%        2,073,593         1993
                            ----------------------------------------------------------------------------------
                                10.000000        10.232829           2.33%        1,301,248         1992
------------------------------------------------------------------------------------------------------------
American Century Variable       25.074858        23.677551          -5.57%        9,324,052         1996
Portfolios, Inc. -          ----------------------------------------------------------------------------------
American Century VP             19.378026        25.074858          29.40%        9,867,412         1995
Capital Appreciation-Q      ----------------------------------------------------------------------------------
                                19.864882        19.378026          -2.45%        9,394,094         1994
                            ----------------------------------------------------------------------------------
                                18.244594        19.864882           8.88%        8,366,010         1993
                            ----------------------------------------------------------------------------------
                                18.736465        18.244594          -2.63%        7,578,213         1992
                            ----------------------------------------------------------------------------------
                                13.379768        18.736465          40.04%        4,222,602         1991
                            ----------------------------------------------------------------------------------
                                13.732668        13.379768          -2.57%        1,954,531         1990
                            ----------------------------------------------------------------------------------
                                10.801278        13.732668          27.14%          548,848         1989
                            ----------------------------------------------------------------------------------
                                11.201686        10.801278          -3.57%          224,112         1988
                            ----------------------------------------------------------------------------------
                                10.000000        11.201686          12.02%            9,178         1987
------------------------------------------------------------------------------------------------------------
American Century Variable       25.074858        23.677551          -5.57%        6,231,979         1996
American Century Variable   ----------------------------------------------------------------------------------
Portfolios , Inc. -             19.378026        25.074858          29.40%        7,570,906         1995
American Century VP         ----------------------------------------------------------------------------------
Capital Appreciation-NQ         19.864882        19.378026          -2.45%        7,577,109         1994
                            ----------------------------------------------------------------------------------
                                18.244594        19.864882           8.88%        7,513,748         1993
                            ----------------------------------------------------------------------------------
                                18.736465        18.244594          -2.63%        8,116,485         1992
                            ----------------------------------------------------------------------------------
                                13.379768        18.736465          40.04%        5,428,104         1991
                            ----------------------------------------------------------------------------------
                                13.732668        13.379768          -2.57%        2,629,880         1990
                            ----------------------------------------------------------------------------------
                                10.801278        13.732668          27.14%          974,118         1989
                            ----------------------------------------------------------------------------------
                                11.201686        10.801278          -3.57%          348,954         1988
                            ----------------------------------------------------------------------------------
                                10.000000        11.201686          12.02%            9,741         1987
------------------------------------------------------------------------------------------------------------
American Century Variable       10.402550        11.745639          12.91%        2,194,705         1996
Portfolios, Inc. -          ----------------------------------------------------------------------------------
American Century VP              9.392316        10.402550          10.76%        1,565,354         1995
International-Q             ----------------------------------------------------------------------------------
American Century Variable       10.000000         9.392316          -6.08%          688,372         1994
Portfolios, Inc. -          ----------------------------------------------------------------------------------
American Century VP             10.402550        11.745639          12.91%        1,758,586         1996
International-NQ            ----------------------------------------------------------------------------------
                                 9.392316        10.402550          10.76%        1,498,305         1995
                            ----------------------------------------------------------------------------------
                                10.000000         9.392316          -6.08%          845,551         1994
------------------------------------------------------------------------------------------------------------
American Century Variable       10.000000        10.142565           1.43%           12,933         1996*
Portfolio, Inc. -
American Century VP Value Q
------------------------------------------------------------------------------------------------------------
American Century Variable       10.000000        10.142565           1.43%           77,276         1996*
Portfolio, Inc. -
American Century VP Value
NQ
------------------------------------------------------------------------------------------------------------
AVIS-                           21.880052        24.479182          11.88%         486,423          1996
Growth Fund-Q               ----------------------------------------------------------------------------------
                                16.632869        21.880052          31.55%         533,382          1995
                            ----------------------------------------------------------------------------------
                                16.767635        16.632869          -0.80%         568,831          1994
                            ----------------------------------------------------------------------------------
                                14.603954        16.767635          14.82%         614,673          1993
                            ----------------------------------------------------------------------------------
                                13.356752        14.603954           9.34%         630,618          1992
                            ----------------------------------------------------------------------------------
                                10.154286        13.356752          31.54%         637,666          1991
                            ----------------------------------------------------------------------------------
                                10.758820        10.154286          -5.62%         612,309          1990
                            ----------------------------------------------------------------------------------
                                 8.912471        10.758820          20.72%         578,318          1989**
                            ----------------------------------------------------------------------------------
                                 7.950563         8.912471          12.10%         335,760          1988
                            ----------------------------------------------------------------------------------
                                10.000000         7.950563         -20.49%         245,664          1987
--------------------------------------------------------------------------------------------------------------


                                   16 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                              Accumulation    Accumulation       Percent         Number Of
                             Unit Value At     Unit Value       Change in       Accumulation
                              Beginning Of       At End        Accumulation   Units At End Of
           Fund                  Period         Of Period       Unit Value       The Period        Year
--------------------------------------------------------------------------------------------------------------

AVIS-                           21.880052        24.479182         11.88%         471,250          1996
Growth Fund-NQ              ----------------------------------------------------------------------------------
                                16.632869        21.880052         31.55%         544,338          1995
                            ----------------------------------------------------------------------------------
                                16.767635        16.632869         -0.80%         538,005          1994
                            ----------------------------------------------------------------------------------
                                14.603954        16.767635         14.82%         573,448          1993
                            ----------------------------------------------------------------------------------
                                13.356752        14.603954          9.34%         658,355          1992
                            ----------------------------------------------------------------------------------
                                10.154286        13.356752         31.54%         675,796          1991
                            ----------------------------------------------------------------------------------
                                10.758820        10.154286         -5.62%         709,255          1990
                            ----------------------------------------------------------------------------------
                                 8.912471        10.758820         20.72%         847,522          1989**
                            ----------------------------------------------------------------------------------
                                 7.950563         8.912471         12.10%         365,976          1988
                            ----------------------------------------------------------------------------------
                                10.000000         7.950563        -20.49%         148,517          1987
--------------------------------------------------------------------------------------------------------------
AVIS-                           20.792452        23.160826         11.39%          74,769          1996
High-Yield Bond Fund-Q      ----------------------------------------------------------------------------------
                                17.247186        20.792452         20.19%          74,984          1995
                            ----------------------------------------------------------------------------------
                                18.696382        17.247186         -7.75%          90,073          1994
                            ----------------------------------------------------------------------------------
                                16.269615        18.696382         14.92%          97,302          1993
                            ----------------------------------------------------------------------------------
                                14.656040        16.269615         11.01%          96,741          1992
                            ----------------------------------------------------------------------------------
                                11.731211        14.656040         24.93%         104,317          1991
                            ----------------------------------------------------------------------------------
                                11.446666        11.731211          2.49%          91,778          1990
                            ----------------------------------------------------------------------------------
                                10.615988        11.446666          7.82%         107,592          1989**
                            ----------------------------------------------------------------------------------
                                10.185386        10.615988          4.23%          80,266          1988
                            ----------------------------------------------------------------------------------
                                10.000000        10.185386          1.85%          62,616          1987
--------------------------------------------------------------------------------------------------------------
AVIS-                           20.792452        23.160826         11.39%          53,096          1996
High-Yield Bond Fund-NQ     ----------------------------------------------------------------------------------
                                17.247186        20.792452         20.19%          65,007          1995
                            ----------------------------------------------------------------------------------
                                18.696382        17.247186         -7.75%          63,653          1994
                            ----------------------------------------------------------------------------------
                                16.269615        18.696382         14.92%          90,260          1993
                            ----------------------------------------------------------------------------------
                                14.656040        16.269615         11.01%          85,512          1992
                            ----------------------------------------------------------------------------------
                                11.731211        14.656040         24.93%          93,543          1991
                            ----------------------------------------------------------------------------------
                                11.446666        11.731211          2.49%          84,258          1990
                            ----------------------------------------------------------------------------------
                                10.615988        11.446666          7.82%         120,140          1989**
                            ----------------------------------------------------------------------------------
                                10.185386        10.615988          4.23%          67,570          1988
                            ----------------------------------------------------------------------------------
                                10.000000        10.185386          1.85%          22,009          1987
--------------------------------------------------------------------------------------------------------------
AVIS-                           18.077072        18.395431          1.76%         183,087          1996
U.S. Gov't/AAA-Rated        ----------------------------------------------------------------------------------
Securities Fund-Q               15.872495        18.077072         13.89%         315,331          1995
                            ----------------------------------------------------------------------------------
                                16.810323        15.872495         -5.58%         346,442          1994
                            ----------------------------------------------------------------------------------
                                15.319654        16.810323          9.73%         414,364          1993
                            ----------------------------------------------------------------------------------
                                14.425067        15.319654          6.20%         396,892          1992
                            ----------------------------------------------------------------------------------
                                12.605067        14.425067         14.44%         436,968          1991
                            ----------------------------------------------------------------------------------
                                11.780016        12.605067          7.00%         457,802          1990
                            ----------------------------------------------------------------------------------
                                10.909251        11.780016          7.98%         493,935          1989**
                            ----------------------------------------------------------------------------------
                                10.389044        10.909251          5.01%         303,920          1988
                            ----------------------------------------------------------------------------------
                                10.000000        10.389044          3.89%          86,816          1987
--------------------------------------------------------------------------------------------------------------
AVIS-                           18.077072        18.395431          1.76%         149,634          1996
U.S. Gov't/AAA-Rated        ----------------------------------------------------------------------------------
Securities Fund-NQ              15.872495        18.077072         13.89%         238,614          1995
                            ----------------------------------------------------------------------------------
                                16.810323        15.872495         -5.58%         272,776          1994
                            ----------------------------------------------------------------------------------
                                15.319654        16.810323          9.73%         365,338          1993
                            ----------------------------------------------------------------------------------
                                14.425067        15.319654          6.20%         447,387          1992
                            ----------------------------------------------------------------------------------
                                12.605067        14.425067         14.44%         496,734          1991
                            ----------------------------------------------------------------------------------
                                11.780016        12.605067          7.00%         528,128          1990
                            ----------------------------------------------------------------------------------
                                10.909251        11.780016          7.98%         997,613          1989*
                            ----------------------------------------------------------------------------------
                                10.389044        10.909251          5.01%         801,676          1988
                            ----------------------------------------------------------------------------------
                                10.000000        10.389044          3.89%         167,148          1987
--------------------------------------------------------------------------------------------------------------



** On October 20, 1989, the Company substituted shares of the American VI Series for the then existing shares of the American Life/Annuity Series. The unit values for the American VI Series started at the same unit values as the corresponding units of the American Life/Annuity Series on the date of the substitution.

                                   17 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           Accumulation      Accumulation        Percent         Number Of
                           Unit Value At      Unit Value        Change in       Accumulation
                           Beginning Of         At End        Accumulation    Units At End Of
          Fund                Period          Of Period        Unit Value        The Period        Year
-----------------------------------------------------------------------------------------------------------

Dreyfus Stock Index          13.619180         16.470432          20.94%          7,592,255        1996
Fund-Q                   ----------------------------------------------------------------------------------
                             10.087774         13.619180          35.01%          3,284,707        1995
                         ----------------------------------------------------------------------------------
                             10.130946         10.087774          -0.43%            539,188        1994
                         ----------------------------------------------------------------------------------
                             10.000000         10.130946           1.31%            114,256        1993
-----------------------------------------------------------------------------------------------------------
Dreyfus Stock Index          13.619180         16.470432          20.94%          6,210,747        1996
Fund-NQ                  ----------------------------------------------------------------------------------
                             10.087774         13.619180          35.01%          2,805,145        1995
                         ----------------------------------------------------------------------------------
                             10.130946         10.087774          -0.43%            418,990        1994
                         ----------------------------------------------------------------------------------
                             10.000000         10.130946           1.31%             53,556        1993
-----------------------------------------------------------------------------------------------------------
The Dreyfus Socially         14.239508         17.037112          19.65%          1,552,615        1996
Responsible Growth       ----------------------------------------------------------------------------------
Fund-Q                       10.721141         14.239508          32.82%            640,387        1995
                         ----------------------------------------------------------------------------------
                             10.702195         10.721141           0.18%            301,426        1994
                         ----------------------------------------------------------------------------------
                             10.000000         10.702195           7.02%             32,265        1993
-----------------------------------------------------------------------------------------------------------
The Dreyfus Socially         14.239508         17.037112          19.65%          1,190,421        1996
Responsible Growth       ----------------------------------------------------------------------------------
Fund-NQ                      10.721141         14.239508          32.82%            421,093        1995
                         ----------------------------------------------------------------------------------
                             10.702195         10.721141           0.18%            263,764        1994
                         ----------------------------------------------------------------------------------
                             10.000000         10.702195           7.02%             48,396        1993
-----------------------------------------------------------------------------------------------------------
Dreyfus Variable             10.000000          9.986925          -0.13%             15,022        1996*
Investment Fund -
Growth & Income
Portfolio Q
-----------------------------------------------------------------------------------------------------------
Dreyfus Variable             10.000000          9.986925          -0.13%              2,643        1996*
Investment Fund -
Growth & Income
Portfolio NQ
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-           14.832631         16.573676          11.74%         13,781,464        1996
Overseas Portfolio-Q     ----------------------------------------------------------------------------------
                             13.701507         14.832631           8.26%         14,272,080        1995
                         ----------------------------------------------------------------------------------
                             13.646118         13.701507           0.41%         15,065,853        1994
                         ----------------------------------------------------------------------------------
                             10.074553         13.646118          35.45%         11,518,590        1993
                         ----------------------------------------------------------------------------------
                             11.432117         10.074553         -11.88%          5,381,715        1992
                         ----------------------------------------------------------------------------------
                             10.707951         11.432117           6.76%          3,095,641        1991
                         ----------------------------------------------------------------------------------
                             11.042233         10.707951          -3.03%          1,715,341        1990
                         ----------------------------------------------------------------------------------
                              8.858811         11.042233          24.65%            356,389        1989
                         ----------------------------------------------------------------------------------
                              8.300609          8.858811           6.72%             53,275        1988
                         ----------------------------------------------------------------------------------
                             10.000000          8.300609         -16.99%                434        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-           14.832631         16.573676          11.74%         12,840,712        1996
Overseas Portfolio-NQ    ----------------------------------------------------------------------------------
                             13.701507         14.832631           8.26%         14,672,390        1995
                         ----------------------------------------------------------------------------------
                             13.646118         13.701507           0.41%         17,550,925        1994
                         ----------------------------------------------------------------------------------
                             10.074553         13.646118          35.45%         14,793,318        1993
                         ----------------------------------------------------------------------------------
                             11.432117         10.074553         -11.88%          5,341,001        1992
                         ----------------------------------------------------------------------------------
                             10.707951         11.432117           6.76%          3,211,265        1991
                         ----------------------------------------------------------------------------------
                             11.042233         10.707951          -3.03%          1,989,713        1990
                         ----------------------------------------------------------------------------------
                              8.858811         11.042233          24.65%            605,461        1989
                         ----------------------------------------------------------------------------------
                              8.300609          8.858811           6.72%            167,313        1988
                         ----------------------------------------------------------------------------------
                             10.000000          8.300609         -16.99%            101,502        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- High      21.817076         24.553550          12.54%          7,274,256        1996
Income Portfolio-Q       ----------------------------------------------------------------------------------
                             18.327364         21.817076          19.04%          6,464,833        1995
                         ----------------------------------------------------------------------------------
                             18.859652         18.327364          -2.82%          4,924,388        1994
                         ----------------------------------------------------------------------------------
                             15.855840         18.859652          18.94%          4,044,756        1993
                         ----------------------------------------------------------------------------------
                             13.055215         15.855840          21.45%          1,837,635        1992
                         ----------------------------------------------------------------------------------
                              9.778064         13.055215          33.52%            669,289        1991
                         ----------------------------------------------------------------------------------
                             10.147625          9.778064          -3.64%            277,945        1990
                         ----------------------------------------------------------------------------------
                             10.736745         10.147625          -5.49%            209,652        1989
                         ----------------------------------------------------------------------------------
                              9.736528         10.736745          10.27%             67,813        1988
                         ----------------------------------------------------------------------------------
                             10.000000          9.736528          -2.63%              5,430        1987
-----------------------------------------------------------------------------------------------------------


                                   18 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.


                           Accumulation      Accumulation        Percent         Number Of
                           Unit Value At      Unit Value        Change in       Accumulation
                           Beginning Of         At End        Accumulation    Units At End Of
          Fund                Period          Of Period        Unit Value        The Period        Year
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- High      21.817076         24.553550          12.54%          8,722,126        1996
Income Portfolio-NQ      ----------------------------------------------------------------------------------
                             18.327364         21.817076          19.04%          7,993,534        1995
                         ----------------------------------------------------------------------------------
                             18.859652         18.327364          -2.82%          6,177,851        1994
                         ----------------------------------------------------------------------------------
                             15.855840         18.859652          18.94%          5,307,509        1993
                         ----------------------------------------------------------------------------------
                             13.055215         15.855840          21.45%          2,645,096        1992
                         ----------------------------------------------------------------------------------
                              9.778064         13.055215          33.52%          1,098,412        1991
                         ----------------------------------------------------------------------------------
                             10.147625          9.778064          -3.64%            425,270        1990
                         ----------------------------------------------------------------------------------
                             10.736745         10.147625          -5.49%            353,195        1989
                         ----------------------------------------------------------------------------------
                              9.736528         10.736745          10.27%            140,237        1988
                         ----------------------------------------------------------------------------------
                             10.000000          9.736528          -2.63%             39,928        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          24.863579         28.043676          12.79%         23,565,494        1996
Equity-                  ----------------------------------------------------------------------------------
Income Portfolio-Q           18.646331         24.863579          33.34%         21,482,777        1995
                         ----------------------------------------------------------------------------------
                             17.644458         18.646331           5.68%         15,283,540        1994
                         ----------------------------------------------------------------------------------
                             15.123262         17.644458          16.67%         10,828,747        1993
                         ----------------------------------------------------------------------------------
                             13.099125         15.123262          15.45%          6,712,294        1992
                         ----------------------------------------------------------------------------------
                             10.095775         13.099125          29.75%          4,458,956        1991
                         ----------------------------------------------------------------------------------
                             12.075648         10.095775         -16.40%          3,063,355        1990
                         ----------------------------------------------------------------------------------
                             10.425721         12.075648          15.83%          1,898,037        1989
                         ----------------------------------------------------------------------------------
                              8.589543         10.425721          21.38%            319,889        1988
                         ----------------------------------------------------------------------------------
                             10.000000          8.589543         -14.10%              8,805        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          24.863579         28.043676          12.79%         20,058,276        1996
Equity-                  ----------------------------------------------------------------------------------
Income Portfolio-NQ          18.646331         24.863579          33.34%         21,094,657        1995
                         ----------------------------------------------------------------------------------
                             17.644458         18.646331           5.68%         15,217,260        1994
                         ----------------------------------------------------------------------------------
                             15.123262         17.644458          16.67%         11,195,669        1993
                         ----------------------------------------------------------------------------------
                             13.099125         15.123262          15.45%          6,754,475        1992
                         ----------------------------------------------------------------------------------
                             10.095775         13.099125          29.75%          4,614,322        1991
                         ----------------------------------------------------------------------------------
                             12.075648         10.095775         -16.40%          3,627,225        1990
                         ----------------------------------------------------------------------------------
                             10.425721         12.075648          15.83%          2,861,738        1989
                         ----------------------------------------------------------------------------------
                              8.589543         10.425721          21.38%            678,815        1988
                         ----------------------------------------------------------------------------------
                             10.000000          8.589543         -14.10%            420,904        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          34.006052         38.497038          13.21%         17,849,804        1996
Growth                   ----------------------------------------------------------------------------------
Portfolio-Q                  25.451479         34.006052          33.61%         15,252,906        1995
                         ----------------------------------------------------------------------------------
                             25.790764         25.451479          -1.32%         11,689,858        1994
                         ----------------------------------------------------------------------------------
                             21.890060         25.790764          17.82%          8,260,724        1993
                         ----------------------------------------------------------------------------------
                             20.287900         21.890060           7.90%          5,747,021        1992
                         ----------------------------------------------------------------------------------
                             14.125398         20.287900          43.63%          3,088,464        1991
                         ----------------------------------------------------------------------------------
                             16.214983         14.125398         -12.89%          1,245,106        1990
                         ----------------------------------------------------------------------------------
                             12.501824         16.214983          29.70%            398,400        1989
                         ----------------------------------------------------------------------------------
                             10.938414         12.501824          14.29%             38,122        1988
                         ----------------------------------------------------------------------------------
                             10.000000         10.938414           9.38%              2,784        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund -          34.006052         38.497038          13.21%         13,715,597        1996
Growth                   ----------------------------------------------------------------------------------
Portfolio-NQ                 25.451479         34.006052          33.61%         13,813,237        1995
                         ----------------------------------------------------------------------------------
                             25.790764         25.451479          -1.32%         10,492,508        1994
                         ----------------------------------------------------------------------------------
                             21.890060         25.790764          17.82%          8,788,434        1993
                         ----------------------------------------------------------------------------------
                             20.287900         21.890060           7.90%          6,695,765        1992
                         ----------------------------------------------------------------------------------
                             14.125398         20.287900          43.63%          4,003,764        1991
                         ----------------------------------------------------------------------------------
                             16.214983         14.125398         -12.89%          2,190,071        1990
                         ----------------------------------------------------------------------------------
                             12.501824         16.214983          29.70%            857,832        1989
                         ----------------------------------------------------------------------------------
                             10.938414         12.501824          14.29%            105,051        1988
                         ----------------------------------------------------------------------------------
                             10.000000         10.938414           9.38%                209        1987
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       18.056027         20.422622          13.11%         21,570,235        1996
Asset                    ----------------------------------------------------------------------------------
Manager Portfolio-Q          15.641016         18.056027          15.44%         22,704,319        1995
                         ----------------------------------------------------------------------------------
                             16.874276         15.641016          -7.31%         24,788,850        1994
                         ----------------------------------------------------------------------------------
                             14.123234         16.874276          19.48%         17,438,762        1993
                         ----------------------------------------------------------------------------------
                             12.789976         14.123234          10.42%          6,977,842        1992
                         ----------------------------------------------------------------------------------
                             10.572963         12.789976          20.97%          2,513,661        1991
                         ----------------------------------------------------------------------------------
                             10.028081         10.572963           5.43%            729,271        1990
                         ----------------------------------------------------------------------------------
                             10.000000         10.028081           0.28%            124,631        1989
-----------------------------------------------------------------------------------------------------------


                                   19 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           Accumulation      Accumulation        Percent         Number Of
                           Unit Value At      Unit Value        Change in       Accumulation
                           Beginning Of         At End        Accumulation    Units At End Of
          Fund                Period          Of Period        Unit Value        The Period        Year
-----------------------------------------------------------------------------------------------------------

Fidelity VIP Fund II -       18.056027         20.422622          13.11%         13,822,886        1996
Asset                    ----------------------------------------------------------------------------------
Manager Portfolio-NQ         15.641016         18.056027          15.44%         16,037,811        1995
                         ----------------------------------------------------------------------------------
                             16.874276         15.641016          -7.31%         20,692,145        1994
                         ----------------------------------------------------------------------------------
                             14.123234         16.874276          19.48%         16,652,403        1993
                         ----------------------------------------------------------------------------------
                             12.789976         14.123234          10.42%          6,313,629        1992
                         ----------------------------------------------------------------------------------
                             10.572963         12.789976          20.97%          1,991,456        1991
                         ----------------------------------------------------------------------------------
                             10.028081         10.572963           5.43%            696,595        1990
                         ----------------------------------------------------------------------------------
                             10.000000         10.028081           0.28%            161,084        1989
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       11.071500         13.255157          19.72%         10,594,586        1996
Contrafund Portfolio - Q ----------------------------------------------------------------------------------
                             10.000000         11.071500          10.72%          3,025,498        1995
-----------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -       11.071500         13.255157          19.72%          9,866,842        1996
Contrafund Portfolio -   ----------------------------------------------------------------------------------
NQ                           10.000000         11.071500          10.72%          3,490,716        1995
-----------------------------------------------------------------------------------------------------------
NSAT Capital                 14.442619         17.979967          24.49%          2,288,355        1996
Appreciation Fund-Q      ----------------------------------------------------------------------------------
                             11.311683         14.442619          27.68%            897,315        1995
                         ----------------------------------------------------------------------------------
                             11.564256         11.311683          -2.18%            890,035        1994
                         ----------------------------------------------------------------------------------
                             10.689287         11.564256           8.19%            545,013        1993
                         ----------------------------------------------------------------------------------
                             10.000000         10.689287           6.89%            189,896        1992
-----------------------------------------------------------------------------------------------------------
NSAT-Capital                 14.442619         17.979967          24.49%          2,612,175        1996
Appreciation Fund-NQ     ----------------------------------------------------------------------------------
                             11.311683         14.442619          27.68%            904,797        1995
                         ----------------------------------------------------------------------------------
                             11.564256         11.311683          -2.18%            897,902        1994
                         ----------------------------------------------------------------------------------
                             10.689287         11.564256           8.19%            549,294        1993
                         ----------------------------------------------------------------------------------
                             10.000000         10.689287           6.89%            551,252        1992
-----------------------------------------------------------------------------------------------------------
NSAT-                        29.663756         30.296925           2.13%          3,938,276        1996
Government Bond          ----------------------------------------------------------------------------------
Fund-Q                       25.309101         29.663756          17.21%          4,150,795        1995
                         ----------------------------------------------------------------------------------
                             26.497619         25.309101          -4.49%          4,217,320        1994
                         ---------------------------------------------------------------------------------
                             24.513489         26.497619           8.09%          4,093,697        1993
                         ---------------------------------------------------------------------------------
                             23.025331         24.513489           6.46%          3,388,192        1992
                         ---------------------------------------------------------------------------------
                             19.989831         23.025331          15.19%          2,396,577        1991
                         ---------------------------------------------------------------------------------
                             18.497836         19.989831           8.07%          1,366,952        1990
                         ---------------------------------------------------------------------------------
                             16.442690         18.497836          12.64%            769,336        1989
                         ---------------------------------------------------------------------------------
                             15.416798         16.442690           6.65%            397,372        1988
                         ---------------------------------------------------------------------------------
                             15.399065         15.416798           0.12%            345,246        1987
----------------------------------------------------------------------------------------------------------
NSAT-                        29.585401         30.216906           2.13%          3,184,368        1996
Government Bond          ---------------------------------------------------------------------------------
Fund-NQ                      25.242252         29.585401          17.21%          3,385,486        1995
                         ----------------------------------------------------------------------------------
                             26.427634         25.242252          -4.49%          3,855,380        1994
                         ----------------------------------------------------------------------------------
                             24.448737         26.427634           8.09%          4,068,930        1993
                         ----------------------------------------------------------------------------------
                             22.964507         24.448737           6.46%          3,746,706        1992
                         ----------------------------------------------------------------------------------
                             19.937021         22.964507          15.19%          3,069,935        1991
                         ----------------------------------------------------------------------------------
                             18.448970         19.937021           8.07%          2,213,029        1990
                         ----------------------------------------------------------------------------------
                             16.399248         18.448970          12.50%          1,776,299        1989
                         ----------------------------------------------------------------------------------
                             15.376062         16.399248           6.65%          1,568,736        1988
                         ----------------------------------------------------------------------------------
                             15.358367         15.376062           0.12%          1,514,167        1987
-----------------------------------------------------------------------------------------------------------
NSAT-Money                   21.334141         22.132823           3.74%          9,766,503        1996
Market Fund-Q***         ----------------------------------------------------------------------------------
                             20.457373         21.334141           4.29%          9,961,763        1995
                         ----------------------------------------------------------------------------------
                             19.951530         20.457373           2.54%         11,466,217        1994
                         ----------------------------------------------------------------------------------
                             19.672720         19.951530           1.42%          5,669,948        1993
                         ----------------------------------------------------------------------------------
                             19.275668         19.672720           2.06%          5,743,893        1992
                         ----------------------------------------------------------------------------------
                             18.453701         19.275668           4.45%          5,848,337        1991
                         ----------------------------------------------------------------------------------
                             17.301093         18.453701           6.66%          4,869,455        1990
                         ----------------------------------------------------------------------------------
                             16.070303         17.301093           7.66%          1,988,984        1989
                         ----------------------------------------------------------------------------------
                             15.171173         16.070303           5.93%          1,232,073        1988
                         ----------------------------------------------------------------------------------
                             14.441015         15.171173           5.06%            646,540        1987
-----------------------------------------------------------------------------------------------------------


                                   20 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           Accumulation      Accumulation        Percent         Number Of
                           Unit Value At      Unit Value        Change in       Accumulation
                           Beginning Of         At End        Accumulation    Units At End Of
          Fund                Period          Of Period        Unit Value        The Period        Year
-----------------------------------------------------------------------------------------------------------

NSAT-Money                   21.334141         22.132823           3.74%         10,963,993        1996
Market Fund-NQ***        ----------------------------------------------------------------------------------
                             20.457373         21.334141           4.29%         10,688,426        1995
                         ----------------------------------------------------------------------------------
                             19.951530         20.457373           2.54%         16,632,423        1994
                         ----------------------------------------------------------------------------------
                             19.672720         19.951530           1.42%          8,583,554        1993
                         ----------------------------------------------------------------------------------
                             19.275668         19.672720           2.06%          7,286,887        1992
                         ----------------------------------------------------------------------------------
                             18.453701         19.275668           4.45%          7,417,882        1991
                         ----------------------------------------------------------------------------------
                             17.301093         18.453701           6.66%          7,729,382        1990
                         ----------------------------------------------------------------------------------
                             16.070303         17.301093           7.66%          5,325,942        1989
                         ----------------------------------------------------------------------------------
                             15.171173         16.070303           5.93%          5,407,347        1988
                         ----------------------------------------------------------------------------------
                             14.441015         15.171173           5.06%          5,181,222        1987
-----------------------------------------------------------------------------------------------------------
NSAT-Small                   11.410135         13.831813          21.22%          3,071,120        1996
Company Fund - Q         ---------------------------------------------------------------------------------
                             10.000000         11.410135          14.10%            157,084        1995
----------------------------------------------------------------------------------------------------------
NSAT-Small                   11.410135         13.831813          21.22%          3,061,699        1996
Company Fund - NQ        ---------------------------------------------------------------------------------
                             10.000000         11.410135          14.10%            607,477        1995
----------------------------------------------------------------------------------------------------------
NSAT-Total                   52.147953         62.707634          20.25%          3,546,292        1996
Return Fund-Q            ----------------------------------------------------------------------------------
                             40.926247         52.147953          27.42%          2,843,673        1995
                         ----------------------------------------------------------------------------------
                             41.023082         40.926247          -0.24%          2,189,971        1994
                         ----------------------------------------------------------------------------------
                             37.471598         41.023082           9.48%          1,747,873        1993
                         ----------------------------------------------------------------------------------
                             35.094975         37.471598           6.77%          1,417,457        1992
                         ----------------------------------------------------------------------------------
                             25.674744         35.094975          36.69%            905,547        1991
                         ----------------------------------------------------------------------------------
                             28.286971         25.674744          -9.23%            720,473        1990
                         ----------------------------------------------------------------------------------
                             25.311336         28.286971          11.76%            604,552        1989
                         ----------------------------------------------------------------------------------
                             21.361366         25.311336          18.49%            467,922        1988
                         ----------------------------------------------------------------------------------
                             21.799104         21.361366          -2.01%            542,976        1987
-----------------------------------------------------------------------------------------------------------
NSAT-Total                   50.805130         61.092889          20.25%          3,148,253        1996
Return Fund-NQ           ----------------------------------------------------------------------------------
                             39.872391         50.805130          27.42%          2,833,128        1995
                         ----------------------------------------------------------------------------------
                             39.966728         39.872391          -0.24%          2,396,609        1994
                         ----------------------------------------------------------------------------------
                             36.506693         39.966728           9.48%          2,125,354        1993
                         ----------------------------------------------------------------------------------
                             34.191261         36.506693           6.77%          2,066,486        1992
                         ----------------------------------------------------------------------------------
                             25.013609         34.191261          36.69%          1,759,891        1991
                         ----------------------------------------------------------------------------------
                             27.558577         25.013609          -9.23%          1,524,116        1990
                         ----------------------------------------------------------------------------------
                             24.659571         27.558577          11.76%          1,576,425        1989
                         ----------------------------------------------------------------------------------
                             20.811313         24.659571          18.49%          1,429,315        1988
                         ----------------------------------------------------------------------------------
                             21.237770         20.811313          -2.01%          2,024,376        1987
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman           27.626244         29.757359           7.71%          5,597,573        1996
Advisers Management      ----------------------------------------------------------------------------------
Trust-Growth Portfolio-Q     21.247525         27.626244          30.02%          5,919,670        1995
                         ----------------------------------------------------------------------------------
                             22.656907         21.247525          -6.22%          4,909,356        1994
                         ----------------------------------------------------------------------------------
                             21.495392         22.656907           5.40%          4,959,418        1993
                         ----------------------------------------------------------------------------------
                             19.882145         21.495392           8.11%          4,432,865        1992
                         ----------------------------------------------------------------------------------
                             15.527030         19.882145          28.05%          3,336,332        1991
                         ----------------------------------------------------------------------------------
                             17.135185         15.527030          -9.39%          1,761,170        1990
                         ----------------------------------------------------------------------------------
                             13.408445         17.135185          27.79%            751,612        1989
                         ----------------------------------------------------------------------------------
                             10.783816         13.408445          24.34%            109,355        1988
                         ----------------------------------------------------------------------------------
                             10.000000         10.783816           7.84%                353        1987
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman           27.626244         29.757359           7.71%          4,702,904        1996
Advisers Management      ----------------------------------------------------------------------------------
Trust-Growth                 21.247525         27.626244          30.02%          5,358,461        1995
Portfolio-NQ             ----------------------------------------------------------------------------------
                             22.656907         21.247525          -6.22%          4,342,056        1994
                         ----------------------------------------------------------------------------------
                             21.495392         22.656907           5.40%          4,728,052        1993
                         ----------------------------------------------------------------------------------
                             19.882145         21.495392           8.11%          4,843,969        1992
                         ----------------------------------------------------------------------------------
                             15.527030         19.882145          28.05%          3,982,667        1991
                         ----------------------------------------------------------------------------------
                             17.135185         15.527030          -9.39%          2,294,185        1990
                         ----------------------------------------------------------------------------------
                             13.408445         17.135185          27.79%          1,363,755        1989
                         ----------------------------------------------------------------------------------
                             10.783816         13.408445          24.34%            291,414        1988
                         ----------------------------------------------------------------------------------
                             10.000000         10.783816           7.84%                701        1987
-----------------------------------------------------------------------------------------------------------



*** The 7-day yield on the Money Market Fund as of December 31, 1996 was 3.64%.

                                   21 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                           Accumulation     Accumulation         Percent         Number Of
                          Unit Value At      Unit Value         Change in       Accumulation
                           Beginning Of        At End         Accumulation    Units At End Of
          Fund                Period          Of Period        Unit Value        The Period        Year
-----------------------------------------------------------------------------------------------------------

Neuberger & Berman           16.311479        16.791470            2.94%         3,722,398         1996
Advisers Management      ----------------------------------------------------------------------------------
Trust- Limited Maturity      14.896724        16.311479            9.50%         4,061,293         1995
Bond Portfolio-Q         ----------------------------------------------------------------------------------
                             15.115753        14.896724           -1.45%         3,859,535         1994
                         ----------------------------------------------------------------------------------
                             14.362908        15.115753            5.24%         5,013,322         1993
                         ----------------------------------------------------------------------------------
                             13.836035        14.362908            3.81%         3,563,619         1992
                         ----------------------------------------------------------------------------------
                             12.589849        13.836035            9.90%         1,462,609         1991
                         ----------------------------------------------------------------------------------
                             11.776036        12.589849            6.91%           720,644         1990
                         ----------------------------------------------------------------------------------
                             10.770188        11.776036            9.34%           303,493         1989
                         ----------------------------------------------------------------------------------
                             10.182117        10.770188            5.78%           104,283         1988
                         ----------------------------------------------------------------------------------
                             10.000000        10.182117            1.82%               645         1987
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman           16.311479        16.791470            2.94%         3,388,267         1996
Advisers Management      ----------------------------------------------------------------------------------
Trust- Limited Maturity      14.896724        16.311479            9.50%         3,866,535         1995
Portfolio-NQ             ----------------------------------------------------------------------------------
                             15.115753        14.896724           -1.45%         4,238,249         1994
                         ----------------------------------------------------------------------------------
                             14.362908        15.115753            5.24%         5,023,386         1993
                         ----------------------------------------------------------------------------------
                             13.836035        14.362908            3.81%         3,217,005         1992
                         ----------------------------------------------------------------------------------
                             12.589849        13.836035            9.90%         1,326,257         1991
                         ----------------------------------------------------------------------------------
                             11.776036        12.589849            6.91%           676,768         1990
                         ----------------------------------------------------------------------------------
                             10.770188        11.776036            9.34%           299,695         1989
                         ----------------------------------------------------------------------------------
                             10.182117        10.770188            5.78%           101,445         1988
                         ----------------------------------------------------------------------------------
                             10.000000        10.182117            1.82%                99         1987
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman           13.494251        17.256151           27.88%         5,383,558         1996
Advisers Management      ----------------------------------------------------------------------------------
Trust-Partners               10.017795        13.494251           34.70%         2,151,917         1995
Portfolio-Q              ----------------------------------------------------------------------------------
                             10.000000        10.017795            0.18%           223,285         1994
-----------------------------------------------------------------------------------------------------------
Neuberger & Berman           13.494251        17.256151           27.88%         5,392,259         1996
Advisers Management      ----------------------------------------------------------------------------------
Trust-Partners               10.017795        13.494251           34.70%         2,173,222         1995
Portfolio-               ----------------------------------------------------------------------------------
NQ                           10.000000        10.017795            0.18%           324,320         1994
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable         15.831164        18.045475           13.99%         4,869,534         1996
Accounts Fund-Multiple   ----------------------------------------------------------------------------------
Strategies Fund-Q            13.216172        15.831164           19.79%         4,418,303         1995
                         ----------------------------------------------------------------------------------
                             13.655607        13.216172           -3.22%         3,897,893         1994
                         ----------------------------------------------------------------------------------
                             11.932236        13.655607           14.44%         2,951,734         1993
                         ----------------------------------------------------------------------------------
                             11.091678        11.932236            7.58%         1,837,408         1992
                         ----------------------------------------------------------------------------------
                              9.565675        11.091678           15.95%         1,118,029         1991
                         ----------------------------------------------------------------------------------
                              9.880485         9.565675           -3.19%           643,641         1990
                         ----------------------------------------------------------------------------------
                             10.000000         9.880485           -1.20%           139,332         1989
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable         15.831164        18.045475           13.99%         3,811,559         1996
Accounts Fund-Multiple   ----------------------------------------------------------------------------------
Strategies Fund-NQ           13.216172        15.831164           19.79%         3,837,204         1995
                         ----------------------------------------------------------------------------------
                             13.655607        13.216172           -3.22%         3,363,638         1994
                         ----------------------------------------------------------------------------------
                             11.932236        13.655607           14.44%         2,677,668         1993
                         ----------------------------------------------------------------------------------
                             11.091678        11.932236            7.58%         1,697,934         1992
                         ----------------------------------------------------------------------------------
                              9.565675        11.091678           15.95%         1,012,431         1991
                         ----------------------------------------------------------------------------------
                              9.880485         9.565675           -3.19%           603,205         1990
                         ----------------------------------------------------------------------------------
                             10.000000         9.880485           -1.20%           184,606         1989
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable         16.781326        17.356310            3.43%         3,808,030         1996
Accounts Fund-Bond       ---------------------------------------------------------------------------------
Fund-Q                       14.531774        16.781326           15.48%         3,369,101         1995
                         ---------------------------------------------------------------------------------
                             15.013579        14.531774           -3.21%         2,694,486         1994
                         ---------------------------------------------------------------------------------
                             13.456350        15.013579           11.57%         2,304,838         1993
                         ---------------------------------------------------------------------------------
                             12.801628        13.456350            5.11%         1,429,504         1992
                         ----------------------------------------------------------------------------------
                             11.026344        12.801628           16.10%           609,779         1991
                         ----------------------------------------------------------------------------------
                             10.352435        11.026344            6.51%           193,600         1990
                         ----------------------------------------------------------------------------------
                             10.000000        10.352435            3.52%            64,637         1989
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable         16.781326        17.356310            3.43%         3,276,566         1996
Accounts Fund-Bond       ---------------------------------------------------------------------------------
Fund-NQ                      14.531774        16.781326           15.48%         3,073,942         1995
                         ---------------------------------------------------------------------------------
                             15.013579        14.531774           -3.21%         2,666,115         1994
                         ---------------------------------------------------------------------------------
                             13.456350        15.013579           11.57%         2,249,484         1993
                         ---------------------------------------------------------------------------------
                             12.801628        13.456350            5.11%         1,407,269         1992
                         ----------------------------------------------------------------------------------
                             11.026344        12.801628           16.10%           627,014         1991
                         ----------------------------------------------------------------------------------
                             10.352435        11.026344            6.51%           243,677         1990
                         ----------------------------------------------------------------------------------
                             10.000000        10.352435            3.52%            56,538         1989
-----------------------------------------------------------------------------------------------------------


                                   22 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                          Accumulation      Accumulation        Percent          Number Of
                          Unit Value At      Unit Value        Change in       Accumulation
                          Beginning Of         At End        Accumulation     Units At End Of
         Fund                Period          Of Period        Unit Value        The Period          Year
-----------------------------------------------------------------------------------------------------------

Oppenheimer Variable        11.411200         13.266755          16.26%          7,895,779          1996
Accounts Fund-Global     ----------------------------------------------------------------------------------
Securities Fund-Q           11.307851         11.411200           0.91%          6,518,772          1995
                         ----------------------------------------------------------------------------------
                            12.151882         11.307851          -6.95%          6,376,101          1994
                         ----------------------------------------------------------------------------------
                            10.000000         12.151882          21.52%          1,254,946          1993
-----------------------------------------------------------------------------------------------------------
Oppenheimer Variable        11.411200         13.266755          16.26%          5,355,527          1996
Accounts Fund-Global     ----------------------------------------------------------------------------------
Securities Fund-NQ          11.307851         11.411200           0.91%          4,810,440          1995
                         ----------------------------------------------------------------------------------
                            12.151882         11.307851          -6.95%          6,373,740          1994
                         ----------------------------------------------------------------------------------
                            10.000000         12.151882          21.52%          1,833,969          1993
-----------------------------------------------------------------------------------------------------------
Strong Special              18.071722         21.072564          16.61%         11,342,542          1996
Fund II, Inc.-Q          ----------------------------------------------------------------------------------
                            14.551898         18.071722          24.19%          9,874,627          1995
                         ----------------------------------------------------------------------------------
                            14.230988         14.551898           2.26%          8,576,003          1994
                         ----------------------------------------------------------------------------------
                            11.519061         14.230988          23.54%          4,733,084          1993
                         ----------------------------------------------------------------------------------
                            10.000000         11.519061          15.19%          1,132,322          1992
-----------------------------------------------------------------------------------------------------------
Strong Special              18.071722         21.072564          16.61%          8,634,564          1996
Fund II, Inc.-NQ         ----------------------------------------------------------------------------------
                            14.551898         18.071722          24.19%          8,712,015          1995
                         ----------------------------------------------------------------------------------
                            14.230988         14.551898           2.26%          8,937,552          1994
                         ----------------------------------------------------------------------------------
                            11.519061         14.230988          23.54%          5,766,194          1993
                         ----------------------------------------------------------------------------------
                            10.000000         11.519061          15.19%          1,281,636          1992
-----------------------------------------------------------------------------------------------------------
Strong Variable             16.212409         16.129688          -0.51%          4,502,456          1996
Insurance                ----------------------------------------------------------------------------------
Funds, Inc.-Discovery       12.143604         16.212409          33.51%          5,223,195          1995
Fund II, Inc.-Q          ----------------------------------------------------------------------------------
                            13.003747         12.143604          -6.61%          3,921,214          1994
                         ----------------------------------------------------------------------------------
                            10.796708         13.003747          20.44%          2,178,730          1993
                         ----------------------------------------------------------------------------------
                            10.000000         10.796708           7.97%          1,002,256          1992
-----------------------------------------------------------------------------------------------------------
Strong Variable             16.212409         16.129688          -0.51%          3,833,429          1996
Insurance                ----------------------------------------------------------------------------------
Funds, Inc.-Discovery       12.143604         16.212409          33.51%          5,248,509          1995
Fund II, Inc.-NQ         ----------------------------------------------------------------------------------
                            13.003747         12.143604          -6.61%          4,385,371          1994
                         ----------------------------------------------------------------------------------
                            10.796708         13.003747          20.44%          3,188,982          1993
                         ----------------------------------------------------------------------------------
                            10.000000         10.796708           7.97%          1,433,375          1992
-----------------------------------------------------------------------------------------------------------
Strong Variable             10.226470         11.140682           8.94%          1,788,555          1996
Insurance                ----------------------------------------------------------------------------------
Funds,                      10.000000         10.226470           2.26%             78,603          1995
Inc.-International       ----------------------------------------------------------------------------------
Stock Fund II - Q
-----------------------------------------------------------------------------------------------------------
Strong Variable             10.226470         11.140682           8.94%          1,660,749          1996
Insurance                ----------------------------------------------------------------------------------
Funds,                      10.000000         10.226470           2.26%             86,735          1995
Inc.-International       ----------------------------------------------------------------------------------
Stock Fund II - NQ
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide           14.433345         14.604281           1.18%          2,627,198          1996
Insurance Trust -        ----------------------------------------------------------------------------------
Worldwide Bond Fund-Q       12.465907         14.433345          15.78%          2,993,355          1995
                         ----------------------------------------------------------------------------------
                            12.798654         12.465907          -2.60%          2,731,900          1994
                         ----------------------------------------------------------------------------------
                            12.031194         12.798654           6.38%          2,906,303          1993
                         ----------------------------------------------------------------------------------
                            12.872259         12.031194          -6.53%          2,263,731          1992
                         ----------------------------------------------------------------------------------
                            11.012132         12.872259          16.89%          1,132,905          1991
                         ----------------------------------------------------------------------------------
                            10.027192         11.012132           9.82%            453,396          1990
                         ----------------------------------------------------------------------------------
                            10.000000         10.027192           0.27%             51,091          1989
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide           14.433345         14.604281           1.18%          2,639,292          1996
Insurance Trust -        ----------------------------------------------------------------------------------
Worldwide Bond Fund-NQ      12.465907         14.433345          15.78%          3,020,939          1995
                         ----------------------------------------------------------------------------------
                            12.798654         12.465907          -2.60%          3,204,016          1994
                         ----------------------------------------------------------------------------------
                            12.031194         12.798654           6.38%          3,619,098          1993
                         ----------------------------------------------------------------------------------
                            12.872259         12.031194          -6.53%          2,707,532          1992
                         ----------------------------------------------------------------------------------
                            11.012132         12.872259          16.89%          1,168,830          1991
                         ----------------------------------------------------------------------------------
                            10.027192         11.012132           9.82%            497,712          1990
                         ----------------------------------------------------------------------------------
                            10.000000         10.027192           0.27%             27,550          1989
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide           13.944310         16.248199          16.52%          3,151,393          1996
Insurance                ----------------------------------------------------------------------------------
Trust-Worldwide             12.728311         13.944310           9.55%          3,166,034          1995
Hard Assets Fund-Q       ----------------------------------------------------------------------------------
                            13.544828         12.728311          -6.03%          3,213,104          1994
                         ----------------------------------------------------------------------------------
                             8.325308         13.544828          62.69%          2,189,942          1993
                         ----------------------------------------------------------------------------------
                             8.795164          8.325308          -5.34%            800,912          1992
                         ----------------------------------------------------------------------------------
                             9.175494          8.795164          -4.15%            449,387          1991
                         ----------------------------------------------------------------------------------
                            10.823789          9.175494         -15.23%            337,698          1990
                         ----------------------------------------------------------------------------------
                            10.000000         10.823789           8.24%             44,378          1989
-----------------------------------------------------------------------------------------------------------


                                   23 of 136

Accumulation Unit Values for an Accumulation Unit outstanding throughout the period.

                          Accumulation      Accumulation        Percent          Number Of
                          Unit Value At      Unit Value        Change in       Accumulation
                          Beginning Of         At End        Accumulation     Units At End Of
         Fund                Period          Of Period        Unit Value        The Period          Year
-----------------------------------------------------------------------------------------------------------

Van Eck Worldwide           13.944310         16.248199          16.52%          3,558,069          1996
Insurance                ----------------------------------------------------------------------------------
Trust-Worldwide             12.728311         13.944310           9.55%          3,714,045          1995
Hard Assets Fund-NQ      ----------------------------------------------------------------------------------
                            13.544828         12.728311          -6.03%          4,473,812          1994
                         ----------------------------------------------------------------------------------
                             8.325308         13.544828          62.69%          3,344,681          1993
                         ----------------------------------------------------------------------------------
                             8.795164          8.325308          -5.34%            960,152          1992
                         ----------------------------------------------------------------------------------
                             9.175494          8.795164          -4.15%            565,314          1991
                         ----------------------------------------------------------------------------------
                            10.823789          9.175494         -15.23%            475,693          1990
                         ----------------------------------------------------------------------------------
                            10.000000         10.823789           8.24%             83,552          1989
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide           10.000000         10.077830           0.78%            271,881          1996*
Insurance Trust -        ----------------------------------------------------------------------------------
Worldwide Emerging
Markets Fund Q           ----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Van Eck Worldwide           10.000000         10.077830           0.78%            239,183          1996*
Insurance Trust -        ----------------------------------------------------------------------------------
Worldwide Emerging
Markets Fund NQ          ----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Van Kampen American         10.765351         14.931303          38.70%          2,491,780          1996
Capital Life Investment  ----------------------------------------------------------------------------------
Trust-Real Estate           10.000000         10.765351           7.65%            161,110          1995
Securities Fund - Q      ----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Van Kampen American         10.765351         14.931303          38.70%          3,554,657          1996
Capital Life Investment  ----------------------------------------------------------------------------------
Trust-Real Estate           10.000000         10.765351           7.65%            310,010          1995
Securities Fund - NQ     ----------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       10.661059         11.572294           8.55%          5,551,036          1996
International Equity     ----------------------------------------------------------------------------------
Portfolio - Q               10.000000         10.661059           6.61%          1,798,470          1995
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       10.661059         11.572294           8.55%          5,736,148          1996
International Equity     ----------------------------------------------------------------------------------
Portfolio - NQ              10.000000         10.661059           6.61%          2,012,385          1995
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       10.000000         10.163772           1.64%            205,349          1996*
Post-Venture Capital     ----------------------------------------------------------------------------------
Portfolio Q
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       10.000000         10.163772           1.64%            198,784          1996*
Post-Venture Capital     ----------------------------------------------------------------------------------
Portfolio NQ
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       12.430073         13.973889          12.42%          4,899,073          1996
Small Company Growth     ----------------------------------------------------------------------------------
Portfolio - Q               10.000000         12.430073          24.30%          2,450,661          1995
-----------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-       12.430073         13.973889          12.42%          4,810,067          1996
Small Company Growth     ----------------------------------------------------------------------------------
Portfolio - NQ              10.000000         12.430073          24.30%          2,574,975          1995
-----------------------------------------------------------------------------------------------------------



* The American Century Variable Portfolio, Inc. - American Century VP Value, Dreyfus Variable Investment Fund Growth and Income Portfolio, Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund, and Warburg Pincus Trust - Post-Venture Capital Portfolio were added December 23, 1996. Consequently, the Condensed financial information reflects the accumulation unit outstanding for the period from December 23, 1996 to December 31, 1996.

                                   24 of 136

                        NATIONWIDE LIFE INSURANCE COMPANY


      The Company is a stock life insurance company organized under the laws of the State of Ohio in March 1929. The Company is a member of the "Nationwide Insurance Enterprise," with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. The Company offers a complete line of life insurance, including annuities and accident and health insurance. It is admitted to do business in the District of Columbia, Puerto Rico and in all states.


                              THE VARIABLE ACCOUNT

      The Variable Account was established by the Company on October 7, 1981, pursuant to the provisions of Ohio law. The Company has caused the Variable Account to be registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940. Such registration does not involve supervision of the management of the Variable Account or the Company by the Securities and Exchange Commission.

      The Variable Account is a separate investment account of the Company and as such, is not chargeable with liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. Obligations under the Contracts, however, are obligations of the Company. Income, gains and losses, whether or not realized, from the assets of the Variable Account are, in accordance with the Contracts, credited to or charged against the Variable Account without regard to other income, gains, or losses of the Company.

      Purchase Payments are allocated within the Variable Account among one or more Sub-Accounts made up of shares in the underlying Mutual Fund option(s) designated by the Contract Owner. There are two Sub-Accounts within the Variable Account for each of the underlying Mutual Fund options which may be designated by the Contract Owner. One such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Qualified Contracts, Individual Retirement Annuities, and Tax Sheltered Annuities and one such Sub-Account contains the underlying Mutual Funds shares attributable to Accumulation Units under Non-Qualified Contracts.

Underlying Mutual Fund Options


      Contract Owners may choose from among a number of different underlying Mutual Fund options. (See Appendix B which contains a summary of investment objectives for each underlying Mutual Fund option.) More detailed information may be found in the current prospectus for each underlying Mutual Fund offered. Such a prospectus for the underlying Mutual Fund option(s) should be read in conjunction with this prospectus. A copy of each prospectus may be obtained without charge from Nationwide Life Insurance Company by calling 1-800-848-6331, TDD 1-800-238-3035, or writing P.O. Box 16609, Columbus, Ohio 43216-6609.


      The underlying Mutual Fund options may also be available to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts of the Company. Although the Company does not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the underlying Mutual Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of the Contract Owners and those of other companies, or some other reason. In the event of conflict, the Company will take any steps necessary to protect Contract Owners and variable annuity payees, including withdrawal of the Variable Account from participation in the underlying Mutual Fund or Mutual Funds which are involved in the conflict.

Voting Rights

      Voting rights under the Contracts apply ONLY with respect to Purchase Payments or accumulated amounts allocated to the Variable Account.

      In accordance with its view of present applicable law, the Company will vote the shares of the underlying Mutual Funds held in the Variable Account at regular and special meetings of the shareholders of the underlying Mutual Funds. These shares will be voted in accordance with instructions received from Contract Owners who have an interest in the Variable Account. If the Investment Company Act of 1940 or any Regulation thereunder should be amended or if the present interpretation thereof should change, and as a result the Company determines that it is permitted to vote the shares of the underlying Mutual Funds in its own right, it may elect to do so.

                                   25 of 136

      The Contract Owner shall be the person who has the voting interest under the Contract. The number of underlying Mutual Fund shares attributable to each Contract Owner is determined by dividing the Contract Owner's interest in each respective Sub-Account of the Variable Account by the net asset value of the underlying Mutual Fund corresponding to the Sub-Account. The number of shares which a person has the right to vote will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

      Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares held in the Variable Account as to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Contracts participating in the Variable Account.

Substitution of Securities

      If the shares of the underlying Mutual Fund options described in this prospectus should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such underlying Mutual Fund shares should become inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute shares of another underlying Mutual Fund for underlying Mutual Fund shares already purchased or to be purchased in the future with Purchase Payments under the Contract. No substitution of securities in the Variable Account may take place without prior approval of the Securities and Exchange Commission, under such requirements as it may impose.


                  VARIABLE ACCOUNT CHARGES AND OTHER DEDUCTIONS


Expenses of Variable Account

      The Variable Account is responsible for the following types of expenses:
(1) administrative expenses relating to the issuance and maintenance of the Contracts; (2) mortality risk charge associated with guaranteeing the annuity purchase rates at issue for the life of the Contracts; and (3) expense risk charge associated with guaranteeing that the Mortality Risk, Expense Risk, Contract Maintenance and Administration Charges described in this prospectus will not change regardless of actual expenses. If these charges are insufficient to cover these expenses, the loss will be borne by the Company.

      For 1996, the Variable Account incurred total expenses equal to 1.50% of its average net assets, relating to the administrative, sales, mortality and expense risk charges described below for all Contracts outstanding during that year. Deductions from and expenses paid out of the assets of the underlying Mutual Funds are described in each underlying Mutual Fund prospectus.


Mortality Risk Charge

      The Company assumes a "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed regardless of the death rates of persons receiving annuity payments or of the general population.

      For assuming this mortality risk, the Company deducts a Mortality Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.80% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.

Expense Risk Charge

      The Company will not increase charges for administration of the Contracts regardless of its actual expenses. For assuming this expense risk, the Company deducts an Expense Risk Charge from the Variable Account. This amount is computed on a daily basis, and is equal to an annual rate of 0.45% of the daily net asset value of the Variable Account. The Company expects to generate a profit through assessing this charge.


Contract Maintenance Charge and Administration Charge

      Each year on the Contract Anniversary, (and on the date of surrender in any year in which the entire Contract Value is surrendered) the Company deducts a Contract Maintenance Charge from the Contract Value to reimburse it for administrative expenses relating to the issuance and maintenance of the Contract. The Contract Maintenance Charges are as follows:

                                   26 of 136

--------------------------------------------------------------------------------
       Amount                          Type of Contract Issued
--------------------------------------------------------------------------------
                         - Non-Qualified Contracts
                         - Individual Retirement Annuities
                         - Tax Sheltered  Annuities  (sold prior to December
       $30.00              17, 1990)
                         -  Qualified  Contracts  (issued  pursuant to a 401
                           plan prior to January 14, 1991).(1)
--------------------------------------------------------------------------------
                         - Tax  Sheltered  Annuity  Contracts  issued  on or
       $12.00              after  December  17,  1990 and  before  August 1,
                           1994.(2)
--------------------------------------------------------------------------------
                         - Qualified  Contracts  issued on or after  January
  $30.00 to $0.00          14, 1991 and before August 1, 1994.(3)
--------------------------------------------------------------------------------
                         - Qualified  Contracts  (sold on or after August 1,
  $12.00 to $0.00(4)       1994); SEP IRAs
                         - Tax Sheltered Annuity Contracts (sold on or after
                           August 1, 1994).
--------------------------------------------------------------------------------


(1) If additional Contracts are or were issued (on or after January 14, 1991) pursuant to a plan which was funded by Contracts described in this prospectus prior to January 14, 1991, such additional Qualified Contracts shall have a Contract Maintenance Charge of $30.00.
(2) This charge may be lowered to reflect savings in administration of the Contracts.
(3) Variances are based on internal underwriting guidelines which can result in reductions of charges in incremental amounts of $5.00. Underwriting considerations include the size of the group, the average participant account balance transferred to the Company, if any, and administrative savings.
(4) The charge is determined based on Company underwriting guidelines.

      All Contract Maintenance Charge reductions shall be based on objective underwriting guidelines which shall be applied in a non-discriminatory manner.

      The deduction of the Contract Maintenance Charge is made from each Sub-Account and the Fixed Account in the same proportion that the value of the Sub-Account or Fixed Account bears to the total Contract Value. In any Contract Year when a Contract is surrendered for its full value on any date other than the Contract Anniversary, the Contract Maintenance Charge will be deducted at the time of such surrender. The amount of the Contract Maintenance Charge may not be increased by the Company. In no event will reduction or elimination of the Contract Maintenance Charge be permitted where such reduction or elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

      The Company also assesses an Administration Charge equal on an annual basis to 0.05% of the daily net asset value of the Variable Account. The deduction of the Administration Charge is made from each Sub-Account in the same proportion that the value in that Sub-Account bears to the total Variable Account value. The Contract Maintenance Charge and Administrative Charge are designed only to reimburse the Company for administrative expenses and the Company will monitor these charges to ensure that they do not exceed annual administration expenses.


Contingent Deferred Sales Charge

      No deduction for a sales charge is made from the Purchase Payments for these Contracts. However, if any part of the Contract Value of such Contracts is surrendered, the Company will, with certain exceptions (see "Waiver of Contingent Deferred Sales Charge" section), deduct a Contingent Deferred Sales Charge not to exceed 7% of the lesser of the total of all Purchase Payments made within 84 months prior to the date of the request to surrender, or the amount surrendered. The Contingent Deferred Sales Charge, when it is applicable, will be used to cover expenses relating to the sale of the Contracts, including commissions paid to sales personnel, the costs of preparation of sales literature and other promotional activity. The Company attempts to recover its distribution costs relating to the sale of the Contracts from the Contingent Deferred Sales Charge. Any shortfall will be made up from the General Account of the Company, which may indirectly include portions of the Mortality and Expense Risk Charges, since the Company expects to generate a profit from these charges. The maximum amount that may be paid to a selling agent on the sale of these Contracts is 5.25% of Purchase Payments.

                                   27 of 136

      The Contingent Deferred Sales Charge is calculated by multiplying the applicable Contingent Deferred Sales Charge percentages noted below by the Purchase Payments that are surrendered. For purposes of calculating the Contingent Deferred Sales Charge, surrenders are considered to come first from the oldest Purchase Payment made to the Contract, then the next oldest Purchase Payment and so forth. For tax purposes, a surrender is usually treated as a withdrawal of earnings first.


      The Contingent Deferred Sales Charge applies to Purchase Payments as follows for Contracts issued on or after December 15, 1988:

Number of Completed   Contingent Deferred   Number of Completed   Contingent Deferred
 Years From Date of      Sales Charge       Years From Date of       Sales Charge
  Purchase Payment        Percentage         Purchase Payment         Percentage
         0                    7%                     4                    3%
         1                    6%                     5                    2%
         2                    5%                     6                    1%
         3                    4%                     7                    0%


      For Contracts Issued Prior to December 15, 1988

      For Contracts issued prior to December 15, 1988, a Contingent Deferred Sales charge will be made by the Company equal to 5% of the lesser of the total of all Purchase Payments made within 96 months prior to the date of the request for surrender, or the amount surrendered. For these Contracts, the Contract Owner may, after the first year from the date of each Purchase Payment, withdraw without a Contingent Deferred Sales Charge, up to 5% of that Purchase Payment for each year that the Purchase Payment has remained on deposit (less the amount of such Purchase Payment previously surrendered free of charge).

Waiver of Contingent Deferred Sales Charge

      During the first Contract Year, the Contract Owner may withdraw without a Contingent Deferred Sales Charge (CDSC) any amount in order for this Contract to meet minimum distribution requirements under the Code or up to 10% of each purchase payment under Individual Retirement Annuity Contracts issued on or after March 1, 1993. Starting with the second year after a Purchase Payment has been made, the Contract Owner may withdraw, without a CDSC, the greater of: (a) an amount equal to 10% of that Purchase Payment or (b) any amount withdrawn from this Contract to meet minimum distribution requirements under the Code. This CDSC-free withdrawal privilege is non-cumulative; that is, free amounts not taken during any given Contract Year cannot be taken as free amounts in a subsequent Contract Year.

      In addition, no CDSC will be deducted: (1) upon the Annuitization of Contracts which have been in force for at least two years, (2) upon payment of a death benefit pursuant to the death of the Annuitant, or (3) from any values which have been held under a Contract for at least 84 months. No CDSC applies upon the transfer of values among the Sub-Accounts or between the Fixed Account and the Variable Account. When a Contract described in this prospectus is exchanged for another Contract issued by the Company or any of its affiliated insurance companies, of the type and class which the Company determined is eligible for such exchange, the Company may waive the CDSC on the first Contract. A CDSC may apply to the contract received in the exchange.

      When a Contract is held by a Charitable Remainder Trust, the amount which may be withdrawn from this Contract without application of a CDSC, shall be the larger of (a) or (b), where (a) is the amount which would otherwise be available for withdrawal without application of a CDSC; and where (b) is the difference between the total Purchase Payments made to the Contract as of the date of the withdrawal (reduced by previous withdrawals of such Purchase Payments), and the Contract Value at the close of the day prior to the date of the withdrawal.


      For Tax Sheltered Annuity Contracts issued on or after December 17, 1990, Qualified Contracts sold in conjunction with 401 cases sold on or after January 14, 1991, and SEP IRA Contracts sold on or after January 14, 1991, the Company will waive the Contingent Deferred Sales Charge when:

      A. the Plan Participant experiences a case of hardship (as provided in Code Section 403(b) and as defined for purposes of Code Section 401(k));

      B.    the Plan Participant becomes disabled (within the meaning of Code
            Section 72(m)(7));


      C. the Plan Participant attains age 59 1/2 and has participated in the Contract for at least 5 years, as determined from the Contract Anniversary date immediately preceding the Distribution;



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      D.    the Plan Participant has participated in the Contract for at least
            15 years as determined from the Contract Anniversary date immediately preceding the Distribution;


      E.    the Plan Participant dies; or

      F. the Contract is annuitized after 2 years from the inception of the Contract.


      The Contract Owner may be subject to income tax on all or a portion of any such withdrawals and to a tax penalty if the Contract Owner takes withdrawals prior to age 59 1/2 (See "FEDERAL TAX CONSIDERATIONS- Non-Qualified Contracts-Natural Persons as Owners").


      In no event will elimination of Contingent Deferred Sales Charges be permitted where such elimination will be unfairly discriminatory to any person, or where it is prohibited by state law.

Premium Taxes

      The Company will charge against the Contract Value the amount of any premium taxes levied by a state or any other governmental entity upon Purchase Payments received by the Company. Premium taxes currently imposed by certain jurisdictions range from 0% to 3.5%. This range is subject to change. The method used to recoup premium tax expense will be determined by the Company at its sole discretion and in compliance with applicable state law. The Company currently deducts such charges from a Contract Owner's Contract Value either: (1) at the time the Contract is surrendered, (2) at Annuitization, or (3) at such earlier date as the Company may become subject to such taxes.


                            OPERATION OF THE CONTRACT


Investments of the Variable Account

      The Contract Owner elects to have Purchase Payments attributable to his or her participation in the Variable Account allocated among one or more of the Sub-Accounts which consist of shares in the underlying Mutual Fund options. Shares of the respective underlying Mutual Fund options specified by the Contract Owner are purchased at net asset value for the respective Sub-Account(s) and converted into Accumulation Units. The Contract Owner may change the election as to allocation of Purchase Payments or may elect to exchange amounts among the Sub-Account options pursuant to such terms and conditions applicable to such transactions as may be imposed by each of the underlying Mutual Funds, in addition to those set forth in the Contracts.


Allocation Of Purchase Payments and Contract Value

      Purchase Payments are allocated to the Fixed Account or to one or more Sub-Accounts within the Variable Account in accordance with the designation of the underlying Mutual Funds by the Contract Owner and converted into Accumulation Units.

      The initial first year Purchase Payment must be at least $1,500 for Non-Qualified Contracts. Subsequent Purchase Payments, if any, after the first Contract Year must be at least $10 each. However, if periodic payments are expected by the Company, this initial first year minimum may be satisfied by Purchase Payments made on an annualized basis. The Company reserves the right to lower the subsequent Purchase Payment $10 minimum for certain employer sponsored programs. The cumulative total of all Purchase Payments under Contracts issued on the life of any one Designated Annuitant may not exceed $1,000,000 without prior consent of the Company.

      THE PURCHASER IS CAUTIONED THAT INVESTMENT RETURN ON SMALL INITIAL AND SUBSEQUENT PURCHASE PAYMENTS MAY BE LESS THAN CHARGES ASSESSED BY THE COMPANY.

      The initial Purchase Payment allocated to designated Sub-Accounts of the Variable Account will be priced no later than 2 business days after receipt of an order to purchase if all information necessary for processing the purchase order is complete. The Company may, however, retain the Purchase Payment for up to 5 business days while attempting to complete an order to purchase. If it is not complete within 5 days, the prospective purchaser will be informed of the reasons for the delay and the Purchase Payment will be returned immediately unless the prospective purchaser specifically consents to the Company retaining the Purchase Payment until the order to purchase is complete. Thereafter, subsequent Purchase Payments will be priced on the basis of the Accumulation Value next computed for the appropriate Sub-Account after the additional Purchase Payment is received.

      Purchase Payments will not be priced on the following nationally recognized holidays: New Year's Day, Presidents Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.



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Value of an Accumulation Unit

      The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the Net Investment Factor for the Sub-Account during the subsequent Valuation Period. The value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period. The number of Accumulation Units will not change as a result of investment experience.

Net Investment Factor

      The Net Investment Factor for any Valuation Period is determined by dividing (a) by (b) and subtracting (c) from the result where:

      (a)   is the net of:

            (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period, plus

            (2) the per share amount of any dividend or capital gain Distributions made by the underlying Mutual Fund held in the Sub-Account if the "ex-dividend" date occurs during the current Valuation Period.

      (b)   is the net of:

            (1) the net asset value per share of the underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period, plus or minus

            (2) the per share charge or credit, if any, for any taxes reserved for in the immediately preceding Valuation Period (see "Charge For Tax Provisions").

      (c) is a factor representing the daily Mortality Risk Charge, Expense Risk Charge and Administration Charge deducted from the Variable Account. Such factor is equal to an annual rate of 1.30% of the daily net asset value of the Variable Account.

      For underlying Mutual Fund options that credit dividends on a daily basis and pay such dividends once a month (the Nationwide Separate Account Trust - Money Market Fund), the Net Investment Factor allows for the monthly reinvestment of these daily dividends.

      The Net Investment Factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the Net Investment Factor may not be directly proportional to changes in the net asset value of underlying Mutual Fund shares, because of the deduction for Mortality Risk Charge, Expense Risk Charge, Administration Charge, and any charge or credit for tax reserves.

Valuation of Assets

      Underlying Mutual Fund shares in the Variable Account will be valued at their net asset value.

Determining the Contract Value

      The sum of the value of all Accumulation Units attributable to the Contract and amounts credited to the Fixed Account is the Contract Value. The number of Accumulation Units credited per each Sub-Account are determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit Value for the Sub-Account for the Valuation Period during which the Purchase Payment is received by the Company. In the event part or all of the Contract Value is surrendered or charges or deductions are made against the Contract Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Contract Owner's interest in each of the Variable Account and the Fixed Account bears to the total Contract Value.


Right to Revoke


      Unless otherwise required by state and/or federal law, the Contract Owner may revoke the Contract 10 days after receipt of the Contract and receive a refund of the Contract Value. All Individual Retirement Annuity refunds will be return of Purchase Payments. In order to revoke the Contract, it must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus. Mailing or delivery must occur on or before 10 days after receipt of the Contract for revocation to be effective. In order to



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revoke the Contract, if it has not been received, written notice must be mailed or delivered to the Home Office of the Company at the mailing address shown on page 1 of this prospectus.

      The liability of the Variable Account under this provision is limited to the Contract Value in each Sub-Account on the date of revocation. Any additional amounts refunded to the Contract Owner will be paid by the Company.

Transfers


      Transfers between the Fixed and Variable Account must be made prior to the Annuitization Date. The Contract Owner may request a transfer of up to 100% of the Variable Account value to the Fixed Account, without penalty or adjustment. However, the Company reserves the right to restrict transfers from the Variable Account to the Fixed Account to 25% of the Contract Value for any 12 month period. All amounts transferred to the Fixed Account must remain on deposit in the Fixed Account until the expiration of the current Interest Rate Guarantee Period. In addition, transfers from the Fixed Account may not be made prior to the end of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period for any amount allocated to the Fixed Account expires on the final day of a calendar quarter during which the one year anniversary of the allocation to the Fixed Account occurs. For all transfers involving the Variable Account, the Contract Owner's value in each Sub-Account will be determined as of the date the transfer request is received in the Home Office in good order.

      The Contract Owner may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The amount that may be transferred from the Fixed Account to the Variable Account will be determined by the Company, at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing. The amount that may be transferred will be declared upon the expiration date of the then current Interest Rate Guarantee Period. Transfers from the Fixed Account must be made within 45 days after the expiration date of the guarantee period. Contract Owners who have entered into a Dollar Cost Averaging agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.

      Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Contract Owners automatically without the Contract Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Contract Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although the Company's failure to follow reasonable procedures may result in the Company's liability for any losses due to the unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine shall be borne by the Contract Owner.

      Contracts described in this prospectus may in some cases be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Contract Owners to make transfers and exchanges among the Sub-Accounts (the underlying Mutual Funds) on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Contract Owners not utilizing market timing services.

      Accordingly, the right to exchange Contract Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Contract Owners. THE RIGHTS OF INDIVIDUAL CONTRACT OWNERS TO EXCHANGE CONTRACT VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE CONTRACT OWNER, OR BY THE CONTRACT OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed preauthorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company



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will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in a manner that will disadvantage or potentially impair the contract rights of other Contract Owners.

Contract Ownership Provisions

      Unless otherwise provided, the Contract Owner has all rights under the Contract. IF THE PURCHASER NAMES SOMEONE OTHER THAN HIMSELF OR HERSELF AS OWNER, THE PURCHASER WILL HAVE NO RIGHTS UNDER THE CONTRACT. Prior to the Annuitization Date, the Contract Owner may name a new Contract Owner in Non-Qualified Contracts. Such change may be subject to state and federal gift taxes and may also result in federal income taxation. Any change of Contract Owner designation will automatically revoke any prior Contract Owner designation. Once proper notice of the change is received and recorded by the Company, the change will become effective as of the date the written request is recorded. A change of Owner will not apply and will not be effective with respect to any payment made or action taken by the Company prior to the time that the change was received and recorded by the Company.

      Prior to the Annuitization Date, the Contract Owner may request a change in the Annuitant, the Contingent Annuitant, Contingent Owner, Beneficiary, or Contingent Beneficiary. Such a request must be made in writing on a form acceptable to the Company and must be signed by both the Contract Owner and the person to be named as Designated Annuitant, Contingent Designated Annuitant, or Contingent Owner, as applicable. Such request must be received by the Company at its Home Office prior to the Annuitization Date. Any such change is subject to underwriting and approval by the Company. If the Contract Owner is not a natural person and there is a change of the Annuitant, such change shall be treated as the death of a Contract Owner and Distributions shall be made as if the Contract Owner died at the time of such change.

      On the Annuitization Date, the Annuitant shall become the Contract Owner.

Joint Ownership Provisions

      Where permitted by state law, joint owners must be spouses at the time joint ownership is requested. If a Joint Owner is named, the Joint Owner will possess an undivided interest in the Contract. Unless otherwise provided, the exercise of any ownership right in the Contract (including the right to surrender or partially surrender the Contract, to change the Contract Owner, the Contingent Owner, the Designated Annuitant, the Contingent Designated Annuitant, the Beneficiary, the Contingent Beneficiary, the Annuity Payment Option or the Annuitization Date) shall require a written request signed by both Joint Owners. The Company will not be liable for any loss, liability, cost, or expense for acting in accordance with the instructions of either the Owner or Joint Owner.

Contingent Ownership Provisions

      The Contingent Owner is the person who may receive certain benefits under the Contract if the Contract Owner, who is not the Annuitant, dies prior to the Annuitization Date and there is no surviving Joint Owner. If more than one Contingent Owner survives the Contract Owner, each will share equally unless otherwise specified in the Contingent Owner designation. If no Contingent Owner survives a Contract Owner and there is no surviving Joint Owner, all rights and interest of the Contingent Owner will vest in the Designated Annuitant. If a Contract Owner, who is also the Designated Annuitant, dies before the Annuitization Date and there is no surviving Joint Owner, then the Contingent Owner does not have any rights in the Contract; however, if the Contingent Owner is also the Beneficiary, the Contingent Owner will have all the rights of a beneficiary.

      Subject to the terms of any existing assignment, the Contract Owner may change the Contingent Owner prior to the Annuitization Date by written notice to the Company. The change will take effect upon receipt and recording by the Company at its Home Office, whether or not the Contract Owner is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

Beneficiary Provisions

      The Beneficiary is the person or persons who may receive certain benefits under the Contract in the event the Annuitant dies prior to the Annuitization Date. If more than one Beneficiary survives the Annuitant, each will share equally unless otherwise specified in the Beneficiary designation. If no Beneficiary survives the Annuitant, all rights and interest of the Beneficiary shall vest in the Contingent Beneficiary, and if more than one Contingent Beneficiary survives, each will share equally unless otherwise specified in the Contingent Beneficiary designation. If no Contingent Beneficiaries survive the Annuitant, all rights and interest of the Contingent Beneficiary will vest with the Contract Owner or the estate of the last surviving Contract Owner.



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      Subject to the terms of any existing assignment, the Contract Owner may change the Beneficiary or Contingent Beneficiary during the lifetime of the Annuitant, by written notice to the Company. The change will take effect upon receipt and recording by the Company at its Home Office, whether or not the Annuitant is living at the time of recording, but without further liability as to any payment or settlement made by the Company before receipt of such change.

Surrender (Redemption)

      While the Contract is in force and prior to the earlier of the Annuitization Date or the death of the Designated Annuitant, the Company will, upon proper written application by the Contract Owner deemed by the Company to be in good order, allow the Contract Owner to surrender a portion or all of the Contract Value. "Proper written application" means that the Contract Owner must request the surrender in writing and include the Contract. In some cases (for example, requests by a corporation, partnership, agent, fiduciary, or surviving spouse), the Company will require additional documentation of a customary nature. The Company may require that the signature(s) be guaranteed by a member firm of a major stock exchange or other depository institution qualified to give such a guaranty.

      The Company will, upon receipt of any such written request, surrender a number of Accumulation Units from the Variable Account and an amount from the Fixed Account necessary to equal the gross dollar amount requested, less any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge"). In the event of a partial surrender, the Company will, unless instructed to the contrary, surrender Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest and the Fixed Account. The number of Accumulation Units surrendered from each Sub-Account and the amount surrendered from the Fixed Account will be in the same proportion that the Contract Owner's interest in the Sub-Accounts and Fixed Account bears to the total Contract Value.

      The Company will pay any funds applied for from the Variable Account within 7 days of receipt of such application in the Company's Home Office. However, the Company reserves the right to suspend or postpone the date of any payment of any benefit or values for any Valuation Period (1) when the New York Stock Exchange ("Exchange") is closed, (2) when trading on the Exchange is restricted, (3) when an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or (4) during any other period when the Securities and Exchange Commission, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the Securities and Exchange Commission shall govern as to whether the conditions prescribed in (2) and (3) exist. The Contract Value on surrender may be more or less than the total of Purchase Payments made by a Contract Owner, depending on the market value of the underlying Mutual Fund shares.

      Certain redemption restrictions also apply to Contracts issued under the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan. With respect to Contracts issued under the Texas Optional Retirement Program, the Texas Attorney General has ruled that withdrawal benefits are available only in the event of a participant's death, retirement, termination of employment due to total disability, or other termination of employment in a Texas public institution of higher education. Retirement benefits made pursuant to the Louisiana Optional Retirement Plan are to be paid in the form of lifetime income and, except for Death Benefits, lump sum cash payments are not permitted. A participant under the Louisiana Optional Retirement Plan may take a Distribution from the Contract only in the event of retirement or termination of employment. A participant under either the Texas Optional Retirement Program or the Louisiana Optional Retirement Plan will not, therefore, be entitled to receive the right of withdrawal in order to receive the cash values credited to such participant under the Contract unless one of the foregoing conditions has been satisfied. The value of such Contracts may, however, be transferred to other contracts or other carriers during the participation in these retirement programs, subject to any applicable Contingent Deferred Sales Charge. The Company issues this Contract to participants in the Texas Optional Retirement Program in reliance upon, and in compliance with, Rule 6c-7 of the Investment Company Act of 1940 and to participants in the Louisiana Optional Retirement Plan in reliance upon, and in compliance with, an exemptive order the Company obtained from the Securities and Exchange Commission on August 22, 1990.

Surrenders Under a Qualified Contract or Tax Sheltered Annuity Contract

      Except as provided below, the Owner may Surrender part or all of the Contract Value at any time this Contract is in force prior to the earlier of the Annuitization Date or the death of the Designated Annuitant:



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      A.    The surrender of Contract Value attributable to contributions made pursuant to a salary reduction agreement (within the meaning of Code
            Section 402(g)(3)(A) or (C)), or transfers from a Custodial Account described in Section 403(b)(7) of the Code, may be executed only:

            1. when the Contract Owner attains age 59 1/2, separates from service, dies, or becomes disabled (within the meaning of Code
                  Section 72(m)(7)); or

            2.    in the case of hardship (as defined for purposes of Code
                  Section 401(k)), provided that any surrender of Contract Value in the case of hardship may not include any income attributable to salary reduction contributions.

      B. The surrender limitations described in Section A. above also apply to:

            1. salary reduction contributions to Tax Sheltered Annuities made for plan years beginning after December 31, 1988;

            2. earnings credited to such contracts after the last plan year beginning before January 1, 1989, on amounts attributable to salary reduction contributions; and

            3. all amounts transferred from 403(b)(7) Custodial Accounts (except that earnings, and employer contributions as of December 31, 1988 in such Custodial Accounts, may be withdrawn in the case of hardship).

      C. Any Distribution other than the above, including exercise of a contractual ten-day free look provision (when available) may result in the immediate application of taxes and penalties and/or retroactive disqualification of a Qualified Contract or Tax Sheltered Annuity.

      A premature Distribution may not be eligible for rollover treatment. To assist in preventing disqualification of a Tax Sheltered Annuity in the event of a ten-day free look, the Company will agree to transfer the proceeds to another contract which meets the requirements of Section 403(b) of the Code, upon proper direction by the Contract Owner. The foregoing is the Company's understanding of the withdrawal restrictions which are currently applicable under Code Section 401(k)(2)(B), Code Section 403(b)(11) and Revenue Ruling 90-24. Such restrictions are subject to legislative change and/or reinterpretation from time to time. Distributions pursuant to Qualified Domestic Relations Orders will not be considered to be a violation of the restrictions stated in this provision.

      The Contract surrender provisions may also be modified pursuant to the plan terms and Code tax provisions when the Contract is issued to fund a Qualified Plan.


Loan Privilege


      Prior to the Annuitization Date, the Owner of a Qualified Contract or Tax Sheltered Annuity Contract may receive a loan from the Contract Value subject to the terms of the Contract, the Plan, and the Code, which may impose restrictions on loans.


      Loans from Qualified Contracts or Tax Sheltered Annuities are available beginning 30 days after the Date of Issue. The Contract Owner may borrow a minimum of $1,000. In non-ERISA plans, for Contract Values up to $20,000, the maximum loan balance which may be outstanding at any time is 80% of the Contract Value, but not more than $10,000. If the Contract Value is $20,000 or more, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. For ERISA plans, the maximum loan balance which may be outstanding at any time is 50% of the Contract Value, but not more than $50,000. The $50,000 limit will be reduced by the highest loan balances owed during the prior one-year period. Additional loans are subject to the Contract minimum amount. The aggregate of all loans may not exceed the Contract Value limitations stated in this provision.

      For salary reduction Tax Sheltered Annuities, loans may only be secured by the Contract Value. For loans from Qualified Contracts and other Tax Sheltered Annuities, the Company reserves the right to limit a loan to 50% of the Contract Value subject to the acceptance by the Contract Owner of the Company's loan agreement. Where permitted, the Company may require other named collateral where the loan from a Contract exceeds 50% of the Contract Value.

      All loans are made from a collateral fixed account. An amount equal to the principal amount of the loan will be transferred to the collateral fixed account. Unless instructed to the contrary by the Contract Owner, the Company will first transfer to the collateral fixed account the Variable Account units from the Contract Owner's investment options in proportion to the assets in each option until the required balance is reached or all such variable units are exhausted. The remaining required collateral will next be transferred from the Fixed Account.


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No withdrawal charges are deducted at the time of the loan, or on the transfer from the Variable Account to the collateral fixed account.

      Until the loan has been repaid in full, that portion of the collateral fixed account equal to the outstanding loan balance shall be credited with interest at a rate 2.25% less than the loan interest rate fixed by the Company for the term of the loan. However, the interest rate credited to the collateral fixed account will never be less than 3.0%. Specific loan terms are disclosed at the time of loan application or loan issuance.


      Loans must be repaid in substantially level payments, not less frequently than quarterly, within five years. Loans used to purchase the principal residence of the Contract Owner must be repaid within 15 years. During the loan term, the outstanding balance of the loan will continue to earn interest at an annual rate as specified in the loan agreement. Loan repayments will consist of principal and interest in amounts set forth in the loan agreement. Loan repayments will be allocated between the Fixed and Variable Accounts in the same manner as a Purchase Payment. Both loan repayments and Purchase Payments will be allocated to the Contract in accordance with the most current allocation, unless the Contract Owner and the Company agree otherwise on a case by case basis.


      If the Contract is surrendered while the loan is outstanding, the surrender value will be reduced by the amount of the loan outstanding plus accrued interest. If the Contract Owner/Annuitant dies while the loan is outstanding, the Death Benefit will be reduced by the amount of the loan outstanding plus accrued interest. If a Contract Owner who is not the Annuitant dies prior to Annuitization and while the loan is outstanding, the Distribution will be reduced by the amount of the loan outstanding plus accrued interest. If annuity payments start while the loan is outstanding, the Contract Value will be reduced by the amount of the outstanding loan plus accrued interest. Until the loan is repaid, the Company reserves the right to restrict any transfer of the Contract which would otherwise qualify as a transfer as permitted in the Code.


      If a loan payment is not made when due, interest will continue to accrue. A grace period may be available under the terms of the loan agreement. If a loan payment is not made when due, or by the end of the applicable grace period, the entire loan will be treated as a deemed Distribution, may be taxable to the borrower, and may be subject to the early withdrawal tax penalty. Interest which subsequently accrues on defaulted amounts may also be treated as additional deemed Distributions each year. Any defaulted amounts, plus accrued interest, will be deducted from the Contract when the Participant becomes eligible for a Distribution of at least that amount, and this amount may again be treated as a Distribution where required by law. Additional loans may not be available while a previous loan remains in default.


      Loans may also be subject to additional limitations or restrictions under the terms of the employer's plan. Loans permitted under this Contract may still be taxable in whole or part if the Participant has additional loans from other plans or contracts. The Company will calculate the maximum nontaxable loan based on the information provided by the Participant or the employer.

      Loan repayments must be identified as such or else they will be treated as Purchase Payments, and will not be used to reduce the outstanding loan principal or interest due. The Company reserves the right to modify the loan's term or procedures if there is a change in applicable law. The Company also reserves the right to assess a loan processing fee.

      Individual Retirement Annuities, SEP IRAs and Non-Qualified Contracts are not eligible for loans.

Assignment

      Where permitted, the Contract Owner may assign some or all rights under the Contract at any time during the lifetime of the Annuitant prior to the Annuitization Date. Such assignment will take effect upon receipt and recording by the Company at its Home Office of a written notice executed by the Contract Owner. The Company is not responsible for the validity or tax consequences of any assignment. The Company shall not be liable as to any payment or other settlement made by the Company before recording of the assignment. Where necessary for the proper administration of the terms of the Contract, an assignment will not be recorded until the Company has received sufficient direction from the Contract Owner and assignee as to the proper allocation of Contract rights under the assignment.


      If this Contract is a Non-Qualified Contract, any portion of the Contract Value attributable to Purchase Payments made after August 13, 1982, which is pledged or assigned after August 13, 1982, shall be treated as a Distribution and shall be included in gross income to the extent that the cash value exceeds the investment in the Contract for the taxable year in which it was pledged or assigned. In addition, any Contract Values assigned may, under certain conditions, be subject to a tax penalty equal to 10% of the amount which is included in gross income. All rights in this Contract are personal to the Contract Owner and may not be



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

assigned without written consent of the Company. Assignment of the entire Contract Value may cause the portion of the Contract Value exceeding the total investment in the Contract and previously taxed amounts to be included in gross income for federal income tax purposes each year that the assignment is in effect. Individual Retirement Annuities, SEP IRAs, Tax Sheltered Annuities, and Qualified Contracts, may not be assigned, pledged or otherwise transferred except under such conditions as may be allowed by law.


Contract Owner Services

      Asset Rebalancing- The Contract Owner may direct the automatic reallocation of Contract Values to the underlying Mutual Fund options on a predetermined percentage basis every three months or based on another frequency authorized by the Company. If the last day of the three month period falls on a Saturday, Sunday, recognized holiday or any other day when the New York Stock Exchange is closed, the Asset Rebalancing exchange will occur on the first business day after that day. An Asset Rebalancing request must be in writing on a form provided by the Company. The Contract Owner may want to contact a financial adviser in order to discuss the use of Asset Rebalancing in his or her Contract.

      Contracts issued to a Qualified Plan or a Tax Sheltered Annuity Plan as defined by the Code may have superseding plan restrictions with regard to the frequency of fund exchanges and underlying Mutual Fund options.

      The Company reserves the right to discontinue offering Asset Rebalancing upon 30 days' written notice; such discontinuation will not affect Asset Rebalancing programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      Dollar Cost Averaging- If the Contract Value is $15,000 or more, the Contract Owner may direct the Company to automatically transfer a specified amount from the Money Market Fund Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account to any other Sub-Account within the Variable Account on a monthly basis or as frequently as otherwise authorized by the Company. This service is intended to allow the Contract Owner to utilize Dollar Cost Averaging, a long-term investment program which provides for regular, level investments over time. The Company makes no guarantees that Dollar Cost Averaging will result in a profit or protect against loss in a declining market. The minimum monthly Dollar Cost Averaging transfer is $100. In addition, Dollar Cost Averaging monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account value when the Dollar Cost Averaging program is requested. Transfers out of the Fixed Account, other than for Dollar Cost Averaging, may be subject to certain additional restrictions (see "Transfers"). A written election of this service, on a form provided by the Company, must be completed by the Contract Owner in order to begin transfers. Once elected, transfers from the Money Market Fund Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account will be processed monthly or on another approved frequency until either the value in the Money Market Fund Sub-Account, Limited Maturity Bond Portfolio Sub-Account or the Fixed Account is completely depleted or the Contract Owner instructs the Company in writing to cancel the transfers.

      The Company reserves the right to discontinue offering Dollar Cost Averaging upon 30 days' written notice; such discontinuation will not affect Dollar Cost Averaging programs which have already commenced. The Company also reserves the right to assess a processing fee for this service.

      Systematic Withdrawals- A Contract Owner may elect in writing on a form provided by the Company to take Systematic Withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. The Company will process the withdrawals as directed by surrendering on a pro-rata basis Accumulation Units from all Sub-Accounts in which the Contract Owner has an interest, and the Fixed Account. A Contingent Deferred Sales Charge may also apply to Systematic Withdrawals in accordance with the considerations set forth in the "Contingent Deferred Sales Charge" section. Each Systematic Withdrawal is subject to federal income taxes on the taxable portion. Unless directed by the Contract Owner, the Company will withhold federal income taxes from each Systematic Withdrawal. In addition, the Internal Revenue Service may assess a 10% federal penalty tax on Systematic Withdrawals if the Contract Owner is under age 59 1/2. Unless the Contract Owner has made an irrevocable election of distributions of substantially equal payments, the Systematic Withdrawals may be discontinued at any time by notifying the Company in writing.

      The Company reserves the right to discontinue offering Systematic Withdrawals upon 30 days' written notice; such discontinuation will not affect any Systematic Withdrawal programs already commenced. The Company also reserves the right to assess a processing fee for this service. Systematic withdrawals are not available prior to the expiration of the ten day free look provision of the Contract or of applicable state/federal law.



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          ANNUITY PAYMENT PERIOD, DEATH BENEFIT AND OTHER DISTRIBUTIONS

Annuity Commencement Date

      An Annuity Commencement Date will be selected. Such date must be the first day of a calendar month or any other agreed upon date and must be at least 2 years after the Date of Issue. In the event the Contract is issued subject to the terms of a Qualified Plan or Tax Sheltered Annuity Plan, Annuitization may occur during the first 2 years subject to approval by the Company.

Change in Annuity Commencement Date

      If the Contract Owner requests in writing and the Company approves the request, the Annuity Commencement Date may be changed. The new date must comply with the Annuity Commencement Date provisions above.

Annuity Payment Period-Variable Account


      At the Annuitization Date, the Variable Account Contract Value is applied to the Annuity Payment Option elected and the amount of the first such payment shall be determined in accordance with the Annuity Table in the Contract.

      Subsequent Variable Annuity payments vary in amount in accordance with the investment performance of the Variable Account. The dollar amount of the first annuity payment determined as above is divided by the value of an Annuity Unit as of the Annuitization Date to establish the number of Annuity Units representing each monthly annuity payment. This number of Annuity Units remains fixed during the annuity payment period. The dollar amount of the second and subsequent payments is not predetermined and may change from month to month. The dollar amount of each subsequent payment is determined by multiplying the fixed number of Annuity Units by the Annuity Unit Value for the Valuation Period in which the payment is due. The Company guarantees that the dollar amount of each payment after the first will not be affected by variations in mortality experience from mortality assumptions used to determine the first payment.

Value of an Annuity Unit

      The value of an Annuity Unit was arbitrarily set initially at $10 when the first underlying Mutual Fund shares were purchased. The value of an Annuity Unit for a Sub-Account for any subsequent Valuation Period is determined by multiplying the Annuity Unit Value for the immediately preceding Valuation Period by the Net Investment Factor for the Valuation Period for which the Annuity Unit Value is being calculated, and multiplying the result by an interest factor to neutralize the assumed investment rate of 3.5% per annum built into the Annuity Tables contained in the Contracts (see "Net Investment Factor").

Assumed Investment Rate

      A 3.5% assumed investment rate is built into the Annuity Tables contained in the Contracts. A higher assumption would mean a higher initial payment but more slowly rising or more rapidly falling subsequent payments. A lower assumption would have the opposite effect. If the actual investment rate is at the annual rate of 3.5%, the annuity payments will be level.

Frequency and Amount of Annuity Payments

      Annuity payments will be paid as monthly installments. However, if the net amount available to apply under any Annuity Payment Option is less than $500, the Company shall have the right to pay such amount in one lump sum in lieu of the payments otherwise provided for. In addition, if the payments provided for would be or become less than $20, the Company shall have the right to change the frequency of payments to such intervals as will result in payments of at least $20. In no event will the Company make payments under an annuity option less frequently than annually.

Change in Form of Annuity

      The Contract Owner may, upon prior written notice to the Company, at any time prior to the Annuitization Date, elect one of the Annuity Payment Options.

Annuity Payment Options

      Any of the following Annuity Payment Options may be elected:


      Option 1-Life Annuity-An annuity payable periodically, but at least annually, during the lifetime of the Annuitant, ceasing with the last payment due prior to the death of the Annuitant. IT WOULD BE



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      POSSIBLE UNDER THIS OPTION FOR THE ANNUITANT TO RECEIVE ONLY ONE ANNUITY
      PAYMENT IF HE OR SHE DIED BEFORE THE SECOND ANNUITY PAYMENT DATE, TWO ANNUITY PAYMENTS IF HE OR SHE DIED BEFORE THE THIRD ANNUITY PAYMENT DATE, AND SO ON.


      Option 2-Joint and Last Survivor Annuity-An annuity payable periodically, but at least annually, during the joint lifetimes of the Annuitant and designated second person and continuing thereafter during the lifetime of the survivor. AS IS THE CASE UNDER OPTION 1 ABOVE, THERE IS NO MINIMUM NUMBER OF PAYMENTS GUARANTEED UNDER THIS OPTION. PAYMENTS CEASE UPON THE DEATH OF THE LAST SURVIVING ANNUITANT REGARDLESS OF THE NUMBER OF PAYMENTS RECEIVED.


      Option 3-Life Annuity With 120 or 240 Monthly Payments Guaranteed-An annuity payable monthly during the lifetime of the Annuitant with the guarantee that if at the death of the Annuitant payments have been made for fewer than 120 or 240 months, as selected, payments will be made as follows:


      (1) If the Annuitant is the payee, any guaranteed annuity payments will be continued during the remainder of the selected period to such recipient as chosen by the Annuitant at the time the Annuity Payment Option was selected. In the alternative, the recipient may, at any time, elect to have the present value of the guaranteed number of annuity payments remaining paid in a lump sum as specified in section (2) below.

      (2) If someone other than the Annuitant is the payee, the present value, computed as of the date on which notice of death is received by the Company at its Home Office, of the guaranteed number of annuity payments remaining after receipt of such notice and to which the deceased would have been entitled had he or she not died, computed at the Assumed Investment Rate effective in determining the Annuity Tables, shall be paid in a lump sum.

      Some of the stated Annuity Options may not be available in all states. The Contract Owner may request an alternative non-guaranteed option by giving notice in writing prior to Annuitization. If such a request is approved by the Company, it will be permitted under the Contract.

      If the Contract Owner of a Non-Qualified Contract fails to elect an Annuity Payment Option, no distribution will be made until an effective Annuity Payment Option has been elected. Qualified Plan Contracts, Individual Retirement Annuities, SEP IRAs, or Tax Sheltered Annuities are subject to the minimum Distribution requirements set forth in the Plan, Contract, or Code.

      Death of Contract Owner Provisions - Non-Qualified Contracts

      For Non-Qualified Contracts, if the Contract Owner and the Annuitant are not the same person and such Contract Owner dies prior to the Annuitization Date, then the Joint Owner, if any, becomes the new Contract Owner. If there is no surviving Joint Owner, the Contingent Owner becomes the new Contract Owner. If there is no surviving Contingent Owner, the Designated Annuitant becomes the Contract Owner. The entire interest in the Contract Value, less any applicable deductions (which may include a Contingent Deferred Sales Charge), must be distributed in accordance with the "Required Distribution Provisions-Non-Qualified Contracts" provisions.

Death of the Annuitant Provisions - Non-Qualified Contracts

      If the Contract Owner and Designated Annuitant are not the same person, and the Designated Annuitant dies prior to the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the "Beneficiary Provisions", unless there is a surviving Contingent Designated Annuitant. In such case, the Contingent Designated Annuitant becomes the Designated Annuitant and no Death Benefit is payable.

      The Beneficiary may elect to receive such Death Benefits in the form of:
(1) a lump sum distribution; (2) election of an annuity payout; or (3) any distribution that is permitted under state and federal regulations and is acceptable by the Company. Such election must be received by the Company within 60 days of the Annuitant's death.

      If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.



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Death of the Contract Owner/Annuitant Provisions

      If any Contract Owner and Designated Annuitant are the same person, and such person dies before the Annuitization Date, a Death Benefit will be payable to the Beneficiary, the Contingent Beneficiary, the Contract Owner, or the last surviving Contract Owner's estate, as specified in the Beneficiary Provisions and in accordance with the appropriate "Required Distributions Provisions."

      If the Annuitant dies after the Annuitization Date, any benefit that may be payable shall be paid according to the selected Annuity Payment Option.

      Death Benefit Payment Provisions

      The value of the Death Benefit will be determined as of the Valuation Date coincident with or next following the date the Company receives in writing at the Home Office the following three items: (1) proper proof of the Designated Annuitant's death; (2) an election specifying the distribution method; and (3) any applicable state required form(s).

      If the Designated Annuitant dies after his 75th birthday the dollar amount of the death benefit will be the greater of: (1) the Contract Value; or, (2) the sum of all purchase payments, less any amounts surrendered.

      If the Contract Owner has (1) requested an Annuity Commencement Date later than the first day of the calendar month after the Annuitant's 75th birthday;
(2) the Company has approved the request; and (3) the Designated Annuitant dies after his or her 75th birthday, the dollar amount of the death benefit will be equal to the Contract Value.

      If the Annuitant dies after the Annuitization Date, any payment that may be payable will be determined according to the selected Annuity Payment Option.

Required Distribution Provisions For Non-Qualified Contracts

      Upon the death of any Contract Owner or Joint Owner (including an Annuitant who becomes the Owner of the Contract on the Annuitization Date) (each of the foregoing "a deceased Owner"), certain distributions for Non-Qualified Contracts issued on or after January 19, 1985, are required by Section 72(s) of the Code. Notwithstanding any provision of the Contract to the contrary, the following distributions shall be made in accordance with such requirements:

      1. If any deceased Owner died on or after the Annuitization Date and before the entire interest under the Contract has been distributed, then the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution in effect as of the date of such deceased Owner's death.

      2. If any deceased Owner died prior to the Annuitization Date, then the entire interest in the Contract (consisting of either the Death Benefit or the Contract Value reduced by certain charges as set forth elsewhere in the Contract) shall be distributed within 5 years of the death of the deceased Owner, provided however:

            (a) If any portion of such interest is payable to or for the benefit of a natural person who is a surviving Contract Owner, Contingent Owner, Joint Owner, Annuitant, Contingent Designated Annuitant, Beneficiary, or Contingent Beneficiary as the case may be (each a "designated beneficiary"), such portion may, at the election of the designated beneficiary, be distributed over the life of such designated beneficiary, or over a period not extending beyond the life expectancy of such designated beneficiary, provided that payments begin within one year of the date of the deceased Owner's death (or such longer period as may be permitted by federal income tax regulations), and

            (b) If the designated beneficiary is the surviving spouse of the deceased Owner, such spouse may elect to become the Owner of this Contract, in lieu of a Death Benefit, and the distributions required under these distribution rules will be made upon the death of such spouse.

      In the event that this Contract is owned by a person that is not a natural person (e.g., a trust or corporation), then, for purposes of these distribution provisions, (i) the death of the Annuitant shall be treated as the death of any Owner, (ii) any change of the Annuitant shall be treated as the death of any Owner, and (iii) in either case the appropriate distribution required under these distribution rules shall be made upon such death or change, as the case may be. The Annuitant is the primary annuitant as defined in Section 72(s)(6)(B) of the Code.



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      These distribution provisions shall not be applicable to any Contract that is not required to be subject to the provisions of 72(s) of the Code by reason of Section 72(s)(5) or any other law or rule (including Tax Sheltered Annuities, Individual Retirement Annuities, Qualified Plans and SEP IRAs).

      Upon the death of a "deceased Owner", the designated beneficiary must elect a method of distribution which complies with these above distribution provisions and which is acceptable to the Company. Such election must be received by the Company within 60 days of the deceased Owner's death.


Required Distributions for Qualified Plans or Tax Sheltered Annuities


      The entire interest of an Annuitant under a Qualified Contract or Tax Sheltered Annuity Contract will be distributed in a manner consistent with the Minimum Distribution and Incidental Benefit (MDIB) provisions of Section 401(a)(9) of the Code and applicable regulations and will be paid, notwithstanding anything else contained herein, to the Annuitant under the Annuity Payments Option selected, over a period not exceeding:

      A. the life of the Annuitant or the lives of the Annuitant and the Annuitant's designated beneficiary under the selected Annuity Payment Option; or

      B. a period not extending beyond the life expectancy of the Annuitant or the life expectancy of the Annuitant and the Annuitant's designated beneficiary under the selected annuity Payment Option.

      No Distributions will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Tax Sheltered Annuity Contract of the Annuitant.

      If the Annuitant's entire interest in a Qualified Plan or Tax Sheltered Annuity is to be distributed in equal or substantially equal payments over a period described in (A) or (B), above, such payments will commence no later than
(i) the first day of April following the calendar year in which the Annuitant attains age 70 1/2 or (ii) when the Annuitant retires, whichever is later (the "required beginning date"). However, provision (ii) does not apply to any employee who is a 5% Owner (as defined in Section 416 of the Code) with respect to the plan year ending in the calendar year in which the employee attains the age of 70 1/4.

      If the Annuitant dies prior to the commencement of his or her Distribution, the interest in the Qualified Contract or Tax Sheltered Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs unless:

      (a) the Annuitant names his or her surviving spouse as the Beneficiary and such spouse elects to receive Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Annuitant would have attained age 70 1/2; or

      (b) the Annuitant names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in substantially equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Annuitant dies.

      If the Annuitant dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death.

      Payments commencing on the required beginning date will not be less than the lesser of the quotient obtained by dividing the entire interest of the Annuitant by the life expectancy of the Annuitant, or the joint and last survivor expectancy of the Annuitant and the Annuitant's designated beneficiary (if the Annuitant dies prior to the required beginning date) or the beneficiary under the selected Annuity Payment Option (if the Annuitant dies after the required beginning date) whichever is applicable under the applicable minimum distribution or MDIB provisions. Life expectancy and joint and last survivor expectancy are computed by the use of return multiples contained in Section 1.72-9 of the Treasury Regulations.

      If the amounts distributed to the Annuitant are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

Required Distributions for Individual Retirement Annuities and SEP IRAs

      Distribution from an Individual Retirement Annuity must begin not later than April 1 of the calendar year following the calendar year in which the Owner attains age 70 1/2. Distribution may be accepted in a lump sum or in substantially equal payments over: (a) the Owner's life or the lives of the Owner and his or her spouse or



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designated beneficiary, or (b) a period not extending beyond the life expectancy of the Owner or the joint life expectancy of the Owner and the Owner's designated beneficiary.

      If the Owner dies prior to the commencement of his or her Distribution, the interest in the Individual Retirement Annuity must be distributed by December 31 of the calendar year in which the fifth anniversary of his or her death occurs, unless:

      (a) The Owner names his or her surviving spouse as the Beneficiary and such spouse elects to:

            (i) treat the annuity as an Individual Retirement Annuity established for his or her benefit; or

            (ii) receive Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) and commencing not later than December 31 of the year in which the Owner would have attained age 70 1/2; or

      (b) The Owner names a Beneficiary other than his or her surviving spouse and such Beneficiary elects to receive a Distribution of the account in nearly equal payments over his or her life (or a period not exceeding his or her life expectancy) commencing not later than December 31 of the year following the year in which the Owner dies.


      No Distribution will be required from this Contract if Distributions otherwise required from this Contract are being withdrawn from another Individual Retirement Annuity or Individual Annuity Account of the Contract Owner.

      If the Owner dies after Distribution has commenced, Distribution must continue at least as rapidly as under the schedule being used prior to his or her death, except that a surviving spouse who is the beneficiary under the Annuity Payment Option, may treat the Contract as his or her own, in the same manner as is described in section (a)(i) of this provision.

      If the amounts distributed to the Contract Owner are less than those mentioned above, penalty tax of 50% is levied on the excess of the amount that should have been distributed for that year over the amount that actually was distributed for that year.

      A pro-rata portion of all Distributions will be included in the gross income of the person receiving the Distribution and taxed at ordinary income tax rates. The portion of the Distribution which is taxable is based on the ratio between the amount by which non-deductible Purchase Payments exceed prior non-taxable Distributions and total account balances at the time of the Distribution. The Owner of an Individual Retirement Annuity must annually report the amount of non-deductible Purchase Payments, the amount of any Distribution, the amount by which non-deductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance of all Individual Retirement Annuities.


      Individual Retirement Annuity Distributions will not receive the benefit of the tax treatment of a lump sum Distribution from a Qualified Plan. If the Owner dies prior to the time Distribution of his or her interest in the annuity is completed, the balance will also be included in his or her gross estate.


      Simplified Employee Pensions (SEPs) and Salary Reduction Simplified Employee Pensions (SAR SEPs), described in Section 408(k) of the Code, are taxed in a manner similar to IRAs, and are subject to similar distribution requirements as IRAs. SAR SEPs cannot be established after 1996.


Generation-Skipping Transfers

      The Company may determine whether the Death Benefit or any other payment constitutes a direct skip as defined in Section 2612 of the Code, and the amount of the tax on the generation-skipping transfer resulting from such direct skip. If applicable, such payment will be reduced by any tax the Company is required to pay by Section 2603 of the Code.

      A direct skip may occur when property is transferred to or a Death Benefit is paid to an individual two or more generations younger than the Contract Owner.


                           FEDERAL TAX CONSIDERATIONS

Federal Income Taxes

      The Company does not make any guarantee regarding the tax status for any Contract or any transaction involving the Contracts. Contract Owners should consult a financial consultant, legal counsel or tax advisor to discuss in detail the taxation and the use of the Contracts.



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      Section 72 of the Code governs federal income taxation of annuities in general. That section sets forth different rules for: (1) Qualified Contracts;
(2) Individual Retirement Annuities, including SEP IRAs; (3) Tax Sheltered Annuities; and (4) Non-Qualified Contracts. Each type of annuity is discussed below.

      Distributions to participants from Qualified Contracts or Tax Sheltered Annuities are generally taxed when received. A portion of each Distribution is excludable from income based on the ratio between the after tax investment of the Owner/Annuitant in the Contract and the value of the Contract at the time of the withdrawal or Annuitization.

      Distributions from Individual Retirement Annuities and Contracts owned by Individual Retirement Accounts are generally taxed when received. The portion of each such payment which is excludable is based on the ratio between the amount by which nondeductible Purchase Payments to all such Contracts exceeds prior non-taxable Distributions from such Contracts, and the total account balances in such Contracts at the time of the Distribution. The Owner of such Individual Retirement Annuities or the Annuitant under Contracts held by Individual Retirement Accounts must annually report to the Internal Revenue Service the amount of nondeductible Purchase Payments, the amount of any Distribution, the amount by which nondeductible Purchase Payments for all years exceed non-taxable Distributions for all years, and the total balance in all Individual Retirement Annuities and Accounts.

      A change of the Annuitant or Contingent Annuitant may be treated by the Internal Revenue Service as a taxable transaction.


Non-Qualified Contracts - Natural Persons as Owners


      The rules applicable to Non-Qualified Contracts provide that a portion of each annuity payment received is excludable from taxable income based on the ratio between the Contract Owner's investment in the Contract and the expected return on the Contract until the investment has been recovered; thereafter the entire amount is includable in income. The maximum amount excludable from income is the investment in the Contract. If the Annuitant dies prior to excluding from income the entire investment in the Contract, the Annuitant's final tax return may reflect a deduction for the balance of the investment in the Contract.

      Distributions made from the Contract prior to the Annuitization Date are taxable to the Contract Owner to the extent that the cash value of the Contract exceeds the Contract Owner's investment at the time of the Distribution. Distributions, for this purpose, include partial surrenders, dividends, loans, or any portion of the Contract which is assigned or pledged; or for Contracts issued after April 22, 1987, any portion of the Contract transferred by gift. For these purposes, a transfer by gift may occur upon Annuitization if the Contract Owner and the Annuitant are not the same individual. In determining the taxable amount of a Distribution, all annuity contracts issued after October 21, 1988, by the same company to the same contract owner during any 12 month period, will be treated as one annuity contract. Additional limitations on the use of multiple contracts may be imposed by Treasury Regulations. Distributions prior to the Annuitization Date with respect to that portion of the Contract invested prior to August 14, 1982, are treated first as a recovery of the investment in the Contract as of that date. A Distribution in excess of the amount of the investment in the Contract as of August 14, 1982, will be treated as taxable income.

      The Tax Reform Act of 1986 has changed the tax treatment of certain Non-Qualified Contracts held by entities other than individuals. Such entities are taxed currently on the earnings on the Contract which are attributable to contributions made to the Contract after February 28, 1986. There are exceptions for immediate annuities and certain Contracts owned for the benefit of an individual. An immediate annuity, for purposes of this discussion, is a single premium Contract on which payments begin within one year of purchase. If this Contract is issued as the result of an exchange described in Section 1035 of the Code, for purposes of determining whether the Contract is an immediate annuity, it will generally be considered to have been purchased on the purchase date of the contract given up in the exchange.

      Code Section 72 also provides for a penalty tax, equal to 10% of the portion of any Distribution that is includable in gross income, if such Distribution is made prior to attaining age 59 1/2. The penalty tax does not apply if the Distribution is attributable to the Contract Owner's death, disability, or is one of a series of substantially equal periodic payments made over the life or life expectancy of the Contract Owner (or the joint lives or joint life expectancies of the Contract Owner and the beneficiary selected by the Contract Owner to receive payment under the Annuity Payment Option selected by the Contract Owner) or for the purchase of an immediate annuity, or is allocable to an investment in the Contract before August 14, 1982. A Contract Owner wishing to begin taking Distributions to which the 10% tax penalty does not apply should forward a written request to the Company. Upon receipt of a written request from the Contract Owner, the Company will inform the Contract




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


Owner of the procedures pursuant to Company policy and subject to limitations of the Contract including but not limited to first year withdrawals. Such election shall be irrevocable and may not be amended or changed.

      In order to qualify as an annuity contract under Section 72 of the Code, the contract must provide for Distribution of the entire contract to be made upon the death of a Contract Owner. If a Contract Owner dies prior to the Annuitization Date, then the Joint Contract Owner, the Contingent Owner or other named recipient must receive the Distribution within 5 years of the Contract Owner's death. However, the recipient may elect for payments to be made over his/her life or life expectancy provided that such payments begin within one year from the death of the Contract Owner. If the Joint Contract Owner, Contingent Owner or other named recipient is the surviving spouse, such spouse may be treated as the Contract Owner and the Contract may be continued throughout the life of the surviving spouse. In the event the Contract Owner dies on or after the Annuitization Date and before the entire interest has been distributed, the remaining portion must be distributed at least as rapidly as under the method of Distribution being used as of the date of the Contract Owner's death (see "Required Distribution For Qualified Plans and Tax Sheltered Annuities"). If the Contract Owner is not an individual, the death of the Annuitant (or a change in the Annuitant) will result in a Distribution pursuant to these rules, regardless of whether a Contingent Annuitant is named.

      The Code requires that any election to receive an annuity rather than a lump sum payment must be made within 60 days after the lump sum becomes payable (generally, the election must be made within 60 days after the death of an Owner or the Annuitant). If the election is made more than 60 days after the lump sum first becomes payable, the election would be ignored for tax purposes, and the entire amount of the lump sum would be subject to immediate tax. If the election is made within the 60 day period, each Distribution would be taxable when it is paid.

Non-Qualified Contracts - Non-Natural Persons as Owners

      The foregoing discussion of the taxation of Non-Qualified Contracts applies to Contracts owned (or, pursuant to Section 72(u) of the Code, deemed to be owned) by individuals; it does not apply to Contracts where one or more non-individuals is an Owner.

      As a general rule, contracts owned by corporations, partnerships, trusts, and similar entities ("Non-Natural Persons"), rather than by one or more individuals, are not treated as annuity contracts for most purposes under the Code; in particular, they are not treated as annuity contracts for purposes of
Section 72. Therefore, the taxation rules for Distributions, as described above, do not apply to Non-Qualified Contracts owned by Non-Natural Persons. Rather, the following rules will apply:

      The income earned under a Non-Qualified Contract that is owned by a Non-Natural Person is taxed as ordinary income during the taxable year that it is earned, and is not deferred, even if the income is not distributed out of the Contract to the Owner.

      The foregoing Non-Natural Person rule does not apply to all entity-owned contracts. First, for this purpose, a Contract that is owned by a Non-Natural Person as an agent for an individual is treated as owned by the individual. This exception does not apply, however, to a Non-Natural Person who is an employer that holds the Contract under a non-qualified deferred compensation arrangement for one or more employees.

      The Non-Natural Person rules also do not apply to a Contract that is (a) acquired by the estate of a decedent by reason of the death of the decedent; (b) issued in connection with certain qualified retirement plans and individual retirement plans; (c) used in connection with certain structured settlements;
(d) purchased by an employer upon the termination of certain qualified retirement plans; or (e) an immediate annuity.

Qualified Plans, Individual Retirement Annuities, SEP IRAs and Tax Sheltered Annuities

      The Contract may be purchased as a Qualified Contract, an Individual Retirement Annuity, SEP IRA, or a Tax Sheltered Annuity. The Contract Owner should seek competent advice as to the tax consequences associated with the use of a Contract as an Individual Retirement Annuity.

      For information regarding eligibility, limitations on permissible amounts of Purchase Payments, and the tax consequences of distributions from Qualified Plans, Tax Sheltered Annuities, Individual Retirement Annuities, SEP IRAs and other plans that receive favorable tax treatment, the purchasers of such contracts should seek competent advice. The terms of such plans may limit the rights available under the Contracts.

      Pursuant to Section 403(b)(1)(E) Code, a Contract that is issued as a Tax-Sheltered Annuity is required to limit the amount of the Purchase Payment for any year to an amount that does not exceed the limit set forth in Section 402(g) of the Code ($7,000), as it is from time to time increased to reflect increases in the cost of



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living. This limit may be reduced by any deposits, contributions or payments made to any other Tax-Sheltered Annuity or other plan, contract or arrangement by or on behalf of the Owner.

      The Code permits the rollover of most Distributions from Qualified Plans to other Qualified Plans or Individual Retirement Annuities. Most Distributions from Tax-Sheltered Annuities may be rolled into another Tax-Sheltered Annuity, Individual Retirement Annuity, or an Individual Retirement Account. Distributions that may not be rolled over are those which are:

      1. one of a series of substantially equal annual (or more frequent) payments made: (a) over the life (or life expectancy) of the Contract Owner, (b) over the joint lives (or joint life expectancies) of the Contract Owner and the Contract Owner's designated Beneficiary, or (c) for a specified period of ten years or more, or

      2.    a required minimum distribution.

      Any Distribution eligible for rollover will be subject to federal tax withholding at a rate of twenty percent (20%) unless the Distribution is transferred directly to an appropriate plan as described above.

      The Contract is available for Qualified Plans electing to comply with section 404(c) of ERISA. It is the responsibility of the plan and its fiduciaries to determine and satisfy the requirements of section 404(c).

Withholding

      The Company is required to withhold tax from certain Distributions to the extent that such Distribution would constitute income to the Contract Owner or other payee. The Contract Owner or other payee is entitled to elect not to have federal income tax withheld from any such Distribution, but may be subject to penalties in the event insufficient federal income tax is withheld during a calendar year. However, if the Internal Revenue Service notifies the Company that the Contract Owner or other payee has furnished an incorrect taxpayer identification number, or if the Contract Owner or other payee fails to provide a taxpayer identification number, the Distributions may be subject to back-up withholding at the statutory rate, which is presently 31%, and which cannot be waived by the Contract Owner or other payee.

Non-Resident Aliens

      Distributions to nonresident aliens (NRAs) are generally subject to federal income tax and tax withholding, at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company may be required to withhold such amount from the Distribution and remit it to the Internal Revenue Service. Distributions to certain NRAs may be subject to lower, or in certain instances, zero tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the Internal Revenue Service. In addition, for any Distribution made after December 31, 1997, the NRA must obtain an Individual Taxpayer Identification Number from the Internal Revenue Service, and furnish that number to the Company prior to the Distribution. If the Company does not have the proper proof of citizenship or residency and (for Distributions after December 31, 1997) a proper Individual Taxpayer Identification Number prior to any Distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

      A payment may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such Distributions will be subject to the rules set forth in the section entitled "Withholding."

Federal Estate, Gift, and Generation Skipping Transfer Taxes

      A transfer of the Contract from one Contract Owner to another, or the payment of a Distribution under the Contract to someone other than a Contract Owner, may constitute a gift for federal gift tax purposes. Upon the death of the Contract Owner, the value of the Contract may be included in his or her gross estate, even if a all or a portion of the value is also subject to federal income taxes.

      The Company may be required to determine whether the Death Benefit or any other payment or Distribution constitutes a "direct skip" as defined in Section 2612 of the Code, and the amount of the generation skipping transfer tax, if any, resulting from such direct skip. A direct skip may occur when property is transferred to, or a Death Benefit or other Distribution is made to (a) an individual who is two or more generations younger than the Owner; or (b) certain trusts, as described in Section 2613 of the Code (generally, trusts that have no beneficiaries who are not 2 or more generations younger than the Owner). If the Owner is



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


not an individual, then for this purpose only, "Owner" refers to any person who would be required to include the Contract, Death Benefit, Distribution, or other payment in his federal gross estate at his death, or who is required to report the transfer of the Contract, Death Benefit, Distribution, or other payment for federal gift tax purposes.

      If the Company determines that a generation skipping transfer tax is required to be paid by reason of such direct skip, the Company is required to reduce the amount of such Death Benefit, Distribution, or other payment by such tax liability, and pay the tax liability directly to the Internal Revenue Service.

      Federal estate, gift and generation skipping transfer tax consequences, and state and local estate, inheritance, succession, generation skipping transfer, and other tax consequences, of owning or transferring a Contract, and of receiving a Distribution, Death Benefit, or other payment, depend on the circumstances of the person owning or transferring the Contract, or receiving a Distribution, Death Benefit, or other payment.


Charge for Tax Provisions

      The Company is no longer required to maintain a capital gain reserve liability on Non-Qualified Contracts since capital gains attributable to assets held in the Company's Variable Account for such Contracts are not taxable to the Company. However, the Company reserves the right to implement and adjust the tax charge in the future, if the tax laws change.

Diversification

      The Internal Revenue Service has promulgated regulations under Section 817(h) of the Code relating to diversification standards for the investments underlying a variable annuity contract. The regulations provide that a variable annuity contract which does not satisfy the diversification standards will not be treated as an annuity contract, unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the Owner or the Company pays an amount to the Internal Revenue Service. The amount will be based on the tax that would have been paid by the Owner if the income, for the period the contract was not diversified, had been received by the Owner. If the failure to diversify is not corrected in this manner, the Owner of an annuity contract will be deemed the Owner of the underlying securities and will be taxed on the earnings of his or her account. The Company believes, under its interpretation of the Code and regulations thereunder, that the investments underlying this Contract meet these diversification standards.

      Representatives of the Internal Revenue Service have suggested, from time to time, that the number of underlying Mutual Funds available or the number of transfer opportunities available under a variable product may be relevant in determining whether the product qualifies for the desired tax treatment. No formal guidance has been issued in this area. Should the Secretary of the Treasury issue additional rules or regulations limiting the number of underlying Mutual Funds, transfers between underlying Mutual Funds, exchanges of underlying Mutual Funds or changes in investment objectives of underlying Mutual Funds such that the Contract would no longer qualify as an annuity under Section 72 of the Code, the Company will take whatever steps are available to remain in compliance.


Tax Changes

      In the recent past, the Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of the Contracts. It is reasonable to believe that such proposals, and other proposals will be considered in the future, and some of them may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein), and future amendments to state law, may affect the tax consequences of the Contract.

      The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the Internal Revenue Service, is general and is not intended as tax advice.Statutes, regulations, and rulings are subject to interpretation by the courts. The courts may determine that a different interpretation than the currently favored interpretation is appropriate, thereby changing the operation of the rules that are applicable to annuity contracts.

      Any of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Contract may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.



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


THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO ANNUITY CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.


                               GENERAL INFORMATION


Contract Owner Inquiries

      Contract Owner inquiries may be directed to Nationwide Life Insurance Company by writing P.O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


Statements and Reports

      The Company will mail to Contract Owners, at their last known address of record, any statements and reports required by applicable law. Contract Owners should therefore give the Company prompt notice of any address change. The Company will send a confirmation statement to Contract Owners each time a transaction is made affecting the Owners' Variable Account Contract Value, such as making additional Purchase Payments, transfers, exchanges or withdrawals. Quarterly statements are also mailed detailing the Contract activity during the calendar quarter. Instead of receiving an immediate confirmation of transactions made pursuant to some types of periodic payment plan (such as a dollar cost averaging program) or salary reduction arrangement, the Contract Owner may receive confirmation of such transactions in their quarterly statements. The Contract Owner should review the information in these statements carefully. All errors or corrections must be reported to the Company immediately to assure proper crediting to the Owner's Contract. The Company will assume all transactions are accurately reported on quarterly statements or confirmation statements unless the Contract Owner notifies the Company otherwise within 30 days after receipt of the statement. The Company will also send to Contract Owners each year an annual report and a semi-annual report containing financial statements for the Variable Account, as of December 31 and June 30, respectively.

Advertising

      A "yield" and "effective yield" may be advertised for the Nationwide Separate Account Trust Money Market Fund Sub-Account. "Yield" is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the Sub-Account's units. Yield is an annualized figure, which means that it is assumed that the Sub-Account generates the same level of net income over a 52-week period. The "effective yield" is calculated similarly but includes the effect of assumed compounding, calculated under rules prescribed by the Securities and Exchange Commission. The effective yield will be slightly higher than yield due to this compounding effect.

      The Company may also from time to time advertise the performance of a Sub-Account of the Variable Account relative to the performance of other variable annuity sub-accounts or underlying mutual fund options with similar or different objectives, or the investment industry as a whole. Other investments to which the Sub-Accounts may be compared include, but are not limited to: precious metals; real estate; stocks and bonds; closed-end funds; CDs; bank money market deposit accounts and passbook savings; and the Consumer Price Index.

      The Sub-Accounts of the Variable Account may also be compared to certain market indexes, which may include, but are not limited to: S&P 500; Shearson/Lehman Intermediate Government/Corporate Bond Index; Shearson/Lehman Long-Term Government/Corporate Bond Index; Donoghue Money Fund Average; U.S. Treasury Note Index; Bank Rate Monitor National Index of 2 1/2 Year CD Rates; and Dow Jones Industrial Average.


      Normally these rankings and ratings are published by independent tracking services and publications of general interest including, but not limited to:
Lipper Analytical Services, Inc., CDA/Wiesenberger, Morningstar, Donoghue's, magazines such as Money, Forbes, Kiplinger's Personal Finance Magazine, Financial World, Consumer Reports, Business Week, Time, Newsweek, National Underwriter, U.S. News and World Report; rating services such as LIMRA, Value, Best's Agent Guide, Western Annuity Guide, Comparative Annuity Reports; and other publications such as the Wall Street Journal, Barron's, Investor's Daily, and Standard & Poor's Outlook. In addition, Variable Annuity Research & Data Service (The VARDS Report) is an independent rating service that ranks over 500 variable annuity funds based upon total return performance. These rating services and publications rank the performance of the underlying Mutual Fund options against all underlying mutual funds over specified periods and against underlying mutual funds in specified categories. The rankings may or may not include the effects of sales charges or other fees.

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

      The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Contracts. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

      The Company may from time to time advertise several types of historical performance for the Sub-Accounts of the Variable Account. The Company may advertise for the Sub-Accounts standardized "average annual total return," calculated in a manner prescribed by the Securities and Exchange Commission, and nonstandardized "total return." "Average annual total return" will show the percentage rate of return of a hypothetical initial investment of $1,000 for at least the most recent one, five and ten year period, or for a period covering the time the underlying Mutual Fund option held in the Sub-Account has been in existence, if the underlying Mutual Fund option has not been in existence for one of the prescribed periods. This calculation reflects the deduction of all applicable charges made to the Contracts except for premium taxes, which may be imposed by certain states.

      Nonstandardized "total return" will be calculated in a similar manner and for the same time periods as the average annual total return except total return will assume an initial investment of $10,000 and will not reflect the deduction of any applicable Contingent Deferred Sales Charge, which, if reflected, would decrease the level of performance shown. The Contingent Deferred Sales Charge is not reflected because the Contracts are designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment assumed affects performance because the Contract Maintenance Charge is a fixed per Contract charge.

      For those underlying Mutual Fund options which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the standardized average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Fund options would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

All performance information and comparative material advertised by the Company is historical in nature and is not intended to represent or guarantee future results. A Contract Owner's Contract Value at redemption may be more or less than original cost.

                                   47 of 136

      Below are quotations of standardized average annual total return and non-standardized total return calculated as described above, for each of the Sub-Accounts available within the Variable Account for which there is significant investment history. These figures are based upon historical earnings and are not necessarily representative of future results.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          Non-Standardized Total Return

------------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     Life of Fund       Date Fund
        SUB-ACCOUNT OPTIONS             12/31/96         12/31/96       To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

American Century Variable                  10.44%           5.02%            8.53%          5-01-91
Portfolios, Inc. - American Century
VP Balanced
------------------------------------------------------------------------------------------------------
American Century Variable                  -5.87%           4.51%            9.14%         11-20-87
Portfolios, Inc. - American Century
VP Capital Appreciation
------------------------------------------------------------------------------------------------------
American Century Variable                  12.61%            N/A             5.98%          5-01-94
Portfolios, Inc. - American Century
VP International
------------------------------------------------------------------------------------------------------
American Century Variable                   N/A              N/A            17.11%          5-01-96
Portfolios, Inc. - American Century
VP Value
------------------------------------------------------------------------------------------------------
AVIS Growth Fund                           11.58%          12.63%           13.49%*         2-08-84
------------------------------------------------------------------------------------------------------
AVIS High Yield Bond                       11.43%           9.33%           10.04%*         2-08-84
Fund
------------------------------------------------------------------------------------------------------
AVIS US Govt./AAA-rated                     1.46%           4.71%            5.63%*        11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth        19.35%            N/A            17.55%         10-06-93
Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                   20.64%          12.88%           11.92%          9-29-89
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                17.78%            N/A            25.18%          5-02-94
Fund - Growth & Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                         12.49%          16.21%           12.04%*        10-09-86
Equity Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio         12.91%          13.42%           13.46%*        10-09-86
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income              12.24%          13.24%            9.45%*         9-09-85
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund- Overseas                11.44%           7.43%            6.24%          1-28-87
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager.        12.81%           9.56%            9.99%          9-06-89
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund            19.42%            N/A            28.31%          7-01-95
Portfolio
------------------------------------------------------------------------------------------------------
NSAT-                                      24.19%            N/A            12.50%          4-15-92
Capital Appreciation Fund
------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                   1.83%           5.37%            6.77%*        11-08-82
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                      3.44%           2.51%            4.12%*        11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                    20.92%            N/A            30.78%         10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return                          19.95%          12.05%           10.92%*        11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-              7.41%           8.13%            9.78%*         9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-              2.64%           3.67%            5.05%*         9-10-84
Limited Maturity Bond
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-             27.58%            N/A            19.85%          3-22-94
Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                3.13%           6.01%            7.17%*         4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               15.96%          10.72%            8.95%         11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------


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

                          Non-Standardized Total Return

------------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     Life of Fund       Date Fund
        SUB-ACCOUNT OPTIONS             12/31/96         12/31/96       To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

Oppenheimer Variable Account               13.69%           9.96%            9.87%          2-09-87
Funds-Multiple Strategies Fund
------------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.               16.31%            N/A            17.14%          5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,           -0.81%            N/A            10.56%          5-08-92
Inc.-Discovery Fund II, Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,            8.64%            N/A             8.99%         10-23-95
Inc.- International Stock II
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                 0.88%           2.25%            5.02%          9-01-89
Trust-Worldwide Bond Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                16.22%          12.82%            6.53%          9-01-89
Trust-Worldwide Hard Assets Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -        24.89%            N/A            22.93%         12-27-95
Worldwide Emerging Markets Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life           38.40%            N/A            30.27%          7-01-95
Investment Trust-Real Estate
Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International          8.25%            N/A             9.79%          7-01-95
Equity Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -                       N/A             N/A           -10.04%          9-30-96
Post-Venture Capital Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company         12.12%            N/A            24.50%          7-01-95
Growth Portfolio
------------------------------------------------------------------------------------------------------



*  Represents 10 years to 12/31/96.

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

                    Standardized Average Annual Total Return

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/96          12/31/96        To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

American Century Variable                   2.34%           1.80%            5.73%          5-01-91
Portfolios, Inc.-American
Century VP Balanced
------------------------------------------------------------------------------------------------------
American Century Variable                  -13.46%          1.48%            6.80%         11-20-87
Portfolios, Inc.-American
Century VP Capital Appreciation
------------------------------------------------------------------------------------------------------
American Century Variable                   4.51%            N/A             1.16%          5-01-94
Portfolios, Inc.-American
Century VP International
------------------------------------------------------------------------------------------------------
American Century Variable                    N/A             N/A             7.41%          5-01-96
Portfolios, Inc.-American
Century VP Value
------------------------------------------------------------------------------------------------------
AVIS-Growth Fund                            3.48%          10.03%           11.67%*         2-08-84
------------------------------------------------------------------------------------------------------
AVIS-High Yield Bond Fund                   3.33%           6.63%            8.00%*         2-08-84
------------------------------------------------------------------------------------------------------
AVIS-US Govt./AAA-rated                    -6.56%           1.80%            3.20%*        11-19-85
------------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible               11.25%            N/A            13.50%         10-06-93
Growth Fund
------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                   12.54%          10.13%            9.20%          9-19-89
------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                 9.68%            N/A            21.08%          5-02-94
Fund-Growth & Income
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity                    4.39%          13.82%            9.90%*        10-09-86
Income Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth                    4.81%          10.84%           11.55%*        10-09-86
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income               4.14%          10.84%            7.08%*         9-09-85
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas                  3.34%           4.50%            3.67%          1-28-87
Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset                  4.71%           6.90%            7.46%          9-06-89
Manager Portfolio
------------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-                      11.32%            N/A            23.79%          7-01-95
Contrafund Portfolio
------------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund             16.09%            N/A             9.35%          4-15-92
------------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                  -6.21%           2.47%            4.49%*        11-08-82
------------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                     -4.66%          -0.61%            1.65%*        11-10-81
------------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                    12.82%            N/A            21.64%         10-23-95
------------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                     11.85%           9.31%            8.75%*        11-08-82
------------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-             -0.69%           5.28%            7.71%*         9-10-84
Growth Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management                    -5.45%           0.64%            2.63%*         9-10-84
Trust-Limited Maturity Bond
Portfolio
------------------------------------------------------------------------------------------------------
N&B Advisers Management                    19.48%            N/A            15.73%          3-22-94
Trust- Partners Portfolio
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               -4.97%           3.15%            4.92%*         4-30-85
Funds-Bond Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                7.86%           8.11%            5.91%         11-12-90
Funds-Global Securities Fund
------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account                5.59%           7.25%            7.77%          2-09-87
Funds-Multiple Strategies Fund
------------------------------------------------------------------------------------------------------


                                   50 of 136

                    Standardized Average Annual Total Return

------------------------------------------------------------------------------------------------------
                                    1 Year To        5 Years To      Life of Fund       Date Fund
      SUB-ACCOUNT OPTIONS           12/31/96          12/31/96        To 12/31/96       Effective
------------------------------------------------------------------------------------------------------

Strong Special Fund II, Inc.                8.21%            N/A            14.45%          5-08-92
------------------------------------------------------------------------------------------------------
Strong Variable Insurance                  -8.70%            N/A             7.58%          5-08-92
------------------------------------------------------------------------------------------------------
Funds, Inc.-Discovery Fund II,
Inc.
------------------------------------------------------------------------------------------------------
Strong Variable Insurance                   0.54%            N/A            -0.14%         10-23-95
Funds, Inc.- International
Stock Fund II
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                -7.11%          -1.00%            2.24%          9-01-89
Trust-Worldwide Bond
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                 8.12%          10.29%            3.35%          9-01-89
Trust-Worldwide Hard Assets
Fund
------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                16.79%            N/A            11.62%         12-27-95
Trust - Worldwide Emerging
Markets Fund
------------------------------------------------------------------------------------------------------
Van Kampen American Capital                30.30%            N/A            23.24%          7-01-95
Life Investment Trust-Real
Estate Securities Fund
------------------------------------------------------------------------------------------------------
Warburg Pincus                              0.15%            N/A             2.68%          7-01-95
Trust-International Equity
Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust -                       N/A             N/A            -18.85%         9-30-96
Post-Venture Capital Portfolio
------------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small                  4.02%            N/A            17.79%          7-01-95
Company Growth Portfolio
------------------------------------------------------------------------------------------------------


*  Represents 10 years to 12/31/96.

                                LEGAL PROCEEDINGS

      There are no material legal proceedings, other than ordinary routine litigation incidental to the business to which the Company and the Variable Account are parties or to which any of their property is the subject.


      The General Distributor, Nationwide Advisory Services, Inc., is not engaged in any litigation of any material nature.

      From time to time the Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

      In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In October 1996, a policyholder of Nationwide Life filed a complaint in Alabama state court against Nationwide Life and an agent of Nationwide Life (Wayne M. King v. Nationwide Life Insurance Company and Danny
Nix) related to the sale of a whole life policy on a "vanishing premium" basis and seeking unspecified compensatory and punitive damages. In February 1997, Nationwide Life was named as a defendant in a lawsuit filed in New York Supreme Court also related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Mutual Insurance Company, Nationwide Mutual Insurance Co. and Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life intends to defend these cases vigorously. There can be no assurance that any future litigation relating to pricing and sales practices will not have a material adverse effect on the Company.


            TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION
                                                                            Page
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculations of Performance...................................................2
Underlying Mutual Fund Performance Summary....................................3
Annuity Payments..............................................................6
Financial Statements..........................................................7

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

                                   APPENDIX A

      Purchase Payments under the Fixed Account portion of the Contract and transfers to the Fixed Account portion become part of the general account of the Company, which support insurance and annuity obligations. Because of exemptive and exclusionary provisions, interests in the general account have not been registered under the Securities Act of 1933 ("1933 Act"), nor is the general account registered as an investment company under the Investment Company Act of 1940 ("1940 Act"). Accordingly, neither the general account nor any interest therein are generally subject to the provisions of the 1933 or 1940 Acts, and we have been advised that the staff of the Securities and Exchange Commission has not reviewed the disclosures in this prospectus which related to the guaranteed interest portion. Disclosures regarding the Fixed Account portion of the Contract and the general account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

                            FIXED ACCOUNT ALLOCATIONS

The Fixed Account

      The Fixed Account is made up of all the general assets of the Company, other than those in the Nationwide Variable Account II and any other segregated asset account. Fixed Account Purchase Payments will be allocated to the Fixed Account by election of the Contract Owner at the time of purchase.

      The Company will invest the assets of the Fixed Account in those assets chosen by the Company and allowed by applicable law. Investment income from such Fixed Account assets will be allocated by the Company between itself and the Contracts participating in the Fixed Account.

      The level of annuity payments made to Annuitants under the Contracts will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. The Company assumes this "mortality risk" by virtue of annuity rates incorporated in the Contract which cannot be changed. In addition, the Company guarantees that it will not increase charges for maintenance of the Contracts regardless of its actual expenses.

      Investment income from the Fixed Account allocated to the Company includes compensation for mortality and expense risks borne by the Company in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in the sole discretion of the Company at such rate or rates as the Company prospectively declares from time to time. Any such rate or rates so determined will remain effective for a period of not less than twelve months, and remain at such rate unless changed. However, the Company guarantees that it will credit interest at not less than 3.0% per year (or as otherwise required under state law, or at such minimum rate as stated in the contract when sold). ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE FIXED ACCOUNT IN EXCESS OF 3.0% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF THE COMPANY. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO FIXED ACCOUNT ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE OF 3.0% FOR ANY GIVEN YEAR. New Purchase Payments deposited to the Contract which are allocated to the Fixed Account may receive a different rate of interest than money transferred from the Variable Sub-Accounts to the Fixed Account and amounts maturing in the Fixed Account at the expiration of an Interest Rate Guarantee Period.

      The Company guarantees that, at any time, the Fixed Account Contract Value will not be less than the amount of the Purchase Payments allocated to the Fixed Account, plus interest credited as described above, less the sum of all administrative charges, any applicable premium taxes, and less any amounts surrendered. If the Contract Owner effects a surrender, the amount available from the Fixed Account will be reduced by any applicable Contingent Deferred Sales Charge (see "Contingent Deferred Sales Charge").

Transfers

      Contract Owners may at the maturity of an Interest Rate Guarantee Period, transfer a portion of the value of the Fixed Account to the Variable Account. The maximum percentage that may be transferred will be determined by the Company at its sole discretion, but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the expiration date of the guarantee period. Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement. Any Group Annuity Contract offered in conjunction with the prospectus, the assets of which are invested in the

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

general account of the Company, may be subject to restrictions or surrender of a plan's or a participant's interest in the Annuity Contract, and may require that such a surrender be completed over a period of 5 years.

                      ANNUITY PAYMENT PERIOD-FIXED ACCOUNT

First and Subsequent Payments

      A Fixed Annuity is an annuity with payments which are guaranteed by the Company as to dollar amount during the annuity payment period. The first Fixed Annuity payment will be determined by applying the Fixed Account Contract Value to the applicable Annuity Table in accordance with the Annuity Payment Option elected. This will be done at the Annuitization Date on an age last birthday basis. Fixed Annuity payments after the first will not be less than the first Fixed Annuity payment.

      The Company does not credit discretionary interest to Fixed Annuity payments during the annuity payment period for annuity options based on life contingencies. The Annuitant must rely on the Annuity Tables applicable to the Contracts to determine the amount of such Fixed Annuity payments.

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

                                   APPENDIX B

                      PARTICIPATING UNDERLYING MUTUAL FUNDS

             Below are the investment objectives of each Underlying
               Mutual Fund available through the Variable Account.
                  THERE CAN BE NO ASSURANCE THAT THE INVESTMENT
                          OBJECTIVES WILL BE ACHIEVED.

                           AVAILABLE FOR ALL CONTRACTS


American Century Variable Portfolios, Inc. a member of the American Century(SM) Investments.

      American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. American Century Variable Portfolios, Inc. is managed by American Century Investment Management, Inc.

      -American Century VP Balanced (formerly "TCI Balanced")


      Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. A minimum of 25% of the fixed income portion of the Fund will be invested in fixed income senior securities. There can be no assurance that the Fund will achieve its investment objective.


      -American Century VP Capital Appreciation (formerly "TCI Growth")


      Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally.

      The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


      -American Century VP International (formerly "TCI International")


      Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.


      -American Century VP Value (formerly "TCI Valued")

      Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.

      (Although the Statement of Additional Information concerning American Century Variable Portfolios refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Contract Owners will receive cash from the Company.)

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

Dreyfus Stock Index Fund, Inc.


      The Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified, management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager, while Mellon Equity Associates, an affiliate of Dreyfus, serves as the Fund's index manager.

      Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

Dreyfus Variable Investment Fund

      Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29, 1986 and commenced operations on August 31, 1990. The Dreyfus Corporation ("Dreyfus") serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.

      -Growth and Income Portfolio

      Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.


The Dreyfus Socially Responsible Growth Fund, Inc.

      The Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Dreyfus Corporation serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio.

      Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

Fidelity Variable Insurance Products Fund

      The Fund is an open-end, diversified, management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

      -Equity-Income Portfolio

      Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.


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

      -Growth Portfolio

      Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other underlying mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

      -High Income Portfolio

      Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, lower-rated, high-yielding, fixed-income securities, while also considering growth of capital. The Portfolio manager will seek high current income normally by investing the Portfolio's assets as follows:

      o at least 65% in income-producing debt securities and preferred stocks, including convertible securities

      o up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities

            Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.

      -Overseas Portfolio

      Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States.

Fidelity Variable Insurance Products Fund II

      The Variable Insurance Products Fund II is an open-end, diversified, management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.

      -Asset Manager Portfolio

      Investment Objective: To seek high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

      -Contrafund Portfolio

      Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

Nationwide Separate Account Trust

      Nationwide Separate Account Trust (the "Trust") is a diversified open-end management investment company created under the laws of Massachusetts. The Trust offers shares in the five separate mutual funds listed below, each with its own investment objectives. Currently, shares of the Trust will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable

                                   56 of 136
annuity contracts issued by life insurance companies. The assets of the Trust are managed by Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.


      -Capital Appreciation Fund

      Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

      -Government Bond Fund

      Investment Objective: To provide as high a level of income as is consistent with the preservation of capital. It seeks to achieve its objective by investing in a diversified portfolio of securities issued or backed by the U.S. Government, its agencies or instrumentalities.

      -Money Market Fund

      Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.

      -Small Company Fund


      Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. Nationwide Advisory Services, Inc. ("NAS"), the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are the Dreyfus Corporation, Neuberger & Berman, L. P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg Pincus Counsellors, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


      -Total Return Fund

      Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

Neuberger & Berman Advisers Management Trust (formerly "Advisers Management Trust")

      Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

      -Growth Portfolio

      Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.

      -Limited Maturity Bond Portfolio (formerly "Bond Portfolio")

      Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities.

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

      -Partners Portfolio

      Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.

Oppenheimer Variable Account Funds

      The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. Oppenheimer Funds, Inc. is the Funds' investment adviser.

      -Oppenheimer Bond Fund

      Investment Objective: Primarily to seek a high level of current income from investment in high yield fixed-income securities rated "Baa" or better by Moody's or "BBB" or better by Standard & Poor's. Secondarily, the Fund seeks capital growth when consistent with its primary objective.

      -Oppenheimer Global Securities Fund

      Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

      -Oppenheimer Multiple Strategies Fund

      Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

Strong Special Fund II, Inc.

      The Strong Special Fund II, Inc. is a diversified, open-end management company commonly called a Mutual Fund. The Special Fund II, Inc. was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management Inc. (the "Advisor") is the investment advisor for the Fund.

      Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

Strong Variable Insurance Funds, Inc.

      Strong Variable Insurance Funds, Inc. ("Corporation") is an open-end management investment company commonly referred to as a mutual fund. Incorporated in the State of Wisconsin, the Corporation has been authorized to issue shares of common stock and series and classes of series of common stock. The International Stock Fund II and The Strong Discovery Fund II, Inc. ("Funds") are offered by the Corporation to insurance company separate accounts for the purpose of funding variable life insurance policies and variable annuity contracts. Strong Capital Management, Inc. is the investment advisor to the Funds.

      -Discovery Fund II, Inc.

      Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stocks, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

                                   58 of 136

      -International Stock Fund II

      Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

Van Eck Worldwide Insurance Trust (formerly "Van Eck Investment Trust")

      Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "Business Trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Trust shares are offered only to separate accounts of various insurance companies to fund the benefits of variable insurance and annuity policies. The investment adviser and manager is Van Eck Associates Corporation.

      -Worldwide Bond Fund (formerly "Global Bond Fund")

      Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities.


      -Worldwide Emerging Markets Fund

      Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth. Peregrine Asset Management (Hong Kong) Limited serves as sub-investment adviser to this Fund.

      -Worldwide Hard Assets Fund (formerly "Gold and Natural Resources Fund")

      Investment Description: Seeks long-term capital appreciation by investing globally, primarily in "Hard Assets Securities." Hard assets are tangible, finite assets, such as real estate, energy, timber, and industrial and previous metals. Income is a secondary consideration.


Van Kampen American Capital Life Investment Trust

      The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.

      -Real Estate Securities Fund

      Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, including common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.

Warburg Pincus Trust

      The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg, Pincus Counsellors, Inc. ("Counsellors.")

      -International Equity Portfolio

      Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of "Counsellors" have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The

                                   59 of 136

      Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


      -Post-Venture Capital Portfolio

      Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.


      -Small Company Growth Portfolio

      Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

                                   60 of 136

                       STATEMENT OF ADDITIONAL INFORMATION


                                   MAY 1, 1997


                 INDIVIDUAL DEFERRED VARIABLE ANNUITY CONTRACTS
                 ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                   THROUGH ITS NATIONWIDE VARIABLE ACCOUNT-II


      This Statement of Additional Information is not a prospectus. It contains information in addition to and in some respects more detailed than set forth in the prospectus and should be read in conjunction with the prospectus dated May 1, 1997. The prospectus may be obtained from Nationwide Life Insurance Company by writing P. O. Box 16609, Columbus, Ohio 43216-6609, or calling 1-800-848-6331, TDD 1-800-238-3035.


                                TABLE OF CONTENTS
                                                                            Page
General Information and History...............................................1
Services......................................................................1
Purchase of Securities Being Offered..........................................1
Underwriters..................................................................2
Calculations of Performance...................................................2
Underlying Mutual Fund Performance Summary....................................3
Annuity Payments..............................................................6
Financial Statements..........................................................7

General Information and History


      Nationwide Variable Account-II is a separate investment account of Nationwide Life Insurance Company ("Company"). The Company is a member of the Nationwide Insurance Enterprise and all of the Company's common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. NFS has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all of the outstanding Class B Common Stock) to control NFS. Nationwide Corporation is a holding company, as well. All of its common stock is held by Nationwide Mutual Insurance Company (95.3%) and Nationwide Mutual Fire Insurance Company (4.7%), the ultimate controlling persons of Nationwide Insurance Enterprise. The Nationwide Insurance Enterprise is one of America's largest insurance and financial services family of companies, with combined assets of over $67.5 billion as of December 31, 1996.


Services

      The Company, which has responsibility for administration of the Contracts and the Variable Account, maintains records of the name, address, taxpayer identification number, and other pertinent information for each Contract Owner and the number and type of Contract issued to each such Contract Owner and records with respect to the Contract Value of each Contract.

      The Custodian of the assets of the Variable Account is the Company. The Company will maintain a record of all purchases and redemptions of shares of the underlying Mutual Funds. The Company, or affiliates of the Company may have entered into agreements with either the investment adviser or distributor for several of the underlying Mutual Funds. The agreements relate to administrative services furnished by the Company or an affiliate of the Company and provide for an annual fee based on the average aggregate net assets of the Variable Account (and other separate accounts of the Company or life insurance company subsidiaries of the Company) invested in particular underlying Mutual Funds. These fees in no way affect the net asset value of the underlying Mutual Funds or fees paid by the Contract Owner.

      The financial statements and schedules have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, Two Nationwide Plaza, Columbus, Ohio 43215, and upon the authority of said firm as experts in accounting and auditing.

Purchase of Securities Being Offered

      The Contracts will be sold by licensed insurance agents in the states where the Contracts may be lawfully sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. ("NASD").

                                   61 of 136

      The Contract Owner may transfer up to 100% of the Contract Value from the Variable Account to the Fixed Account. However, the Company, at its sole discretion, reserves the right to limit such transfers to 25% of the Contract Value for any 12 month period. Contract Owners may at the maturity of an Interest Rate Guarantee Period transfer a portion of the Contract Value of the Fixed Account to the Variable Account. Such portion will be determined by the Company at its sole discretion (but will not be less than 10% of the total value of the portion of the Fixed Account that is maturing), and will be declared upon the expiration date of the then current Interest Rate Guarantee Period. The Interest Rate Guarantee Period expires on the final day of a calendar quarter. Transfers under this provision must be made within 45 days after the termination date of the guarantee period. Owners who have entered into a Dollar Cost Averaging agreement with the Company may transfer from the Fixed Account under the terms of that agreement.


      Transfers from the Fixed and Variable Accounts may not be made prior to the first Contract Anniversary. Transfers from the Fixed Account may not be made within 12 months of any prior Transfer. Transfers must also be made prior to the Annuitization Date.

Underwriters


      The Contracts, which are offered continuously, are distributed by Nationwide Advisory Services, Inc. ("NAS"), One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of the Company. During the fiscal years ended December 31, 1996, 1995 and 1994, no underwriting commissions were paid by the Company to NAS.


Calculations of Performance


      Any current yield quotations of the Nationwide Separate Account Trust Money Market Fund Sub-Account, subject to Rule 482 of the Securities Act of 1933, shall consist of a seven calendar day historical yield, carried at least to the nearest hundredth of a percent. The yield shall be calculated by determining the net change, exclusive of capital changes, in the value of hypothetical pre-existing account having a balance of one accumulation unit at the beginning of the base period, subtracting a hypothetical charge reflecting deductions from Contract Owner accounts, and dividing the net change in account value by the value of the account at the beginning of the period to obtain a base period return, and multiplying the base period return by (365/7) or (366/7) in a leap year. As of December 31, 1996, the Nationwide Separate Account Trust Money Market Fund Sub-Account's seven-day current unit value yield was 3.64%. The Nationwide Separate Account Trust Money Market Fund Sub-Account's effective yield is computed similarly but includes the effect of assumed compounding on an annualized basis of the current unit value yield quotations of the Fund, and for the period ending December 31, 1996 was 3.70%.


      The Nationwide Separate Account Trust Money Market Fund Sub-Account's yield and effective yield will fluctuate daily. Actual yields will depend on factors such as the type of instruments in the Fund's portfolio, portfolio quality and average maturity, changes in interest rates, and the Fund's expenses. Although the Sub-Account determines its yield on the basis of a seven calendar day period, it may use a different time period on occasion. The yield quotes may reflect the expense limitation described "Investment Manager and Other Services" in the Fund's Statement of Additional Information. There is no assurance that the yields quoted on any given occasion will remain in effect for any period of time and there is no guarantee that the net asset values will remain constant. It should be noted that a Contract Owner's investment in the Nationwide Separate Account Trust Money Market Fund Sub-Account is not guaranteed or insured. Yield of other money market funds may not be comparable if a different base period or another method of calculation is used.

      All performance advertising shall also include quotations of standardized average annual total return, calculated in accordance with a standard method prescribed by rules of the Securities and Exchange Commission, to facilitate comparison with standardized average annual total return advertised for a specific period is found by first taking a hypothetical $1,000 investment in each of the Sub-Accounts' units on the first day of the period at the offering price, which is the Accumulation Unit Value per unit ("initial investment") and computing the ending redeemable value ("redeemable value") of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the Nth root (N represents the number of years in the period) and 1 is subtracted from the result which is then expressed as a percentage, carried to at least the nearest hundredth of a percent. Standardized average annual total return reflects the deduction of a maximum $30 Contract Maintenance Charge and a 1.30% Mortality, Expense Risk and Administration Charge. The redeemable value also reflects the effect of any applicable Contingent Deferred Sales Charge that may be imposed at the end of the period (see "Contingent Deferred Sales Charge"

                                   62 of 136
located in the prospectus). No deduction is made for premium taxes which may be assessed by certain states. Nonstandardized total return may also be advertised, and is calculated in a manner similar to standardized average annual total return except the nonstandardized total return is based on a hypothetical initial investment of $10,000 and does not reflect the deduction of any applicable Contingent Deferred Sales Charge. Reflecting the Contingent Deferred Sales Charge would decrease the level of the performance advertised. The Contingent Deferred Sales Charge is not reflected because the Contract is designed for long term investment. An assumed initial investment of $10,000 will be used because that figure more closely approximates the size of a typical Contract than does the $1,000 figure used in calculating the standardized average annual total return quotations. The amount of the hypothetical initial investment used affects performance because the Contract Maintenance Charge is fixed per Contract charge.

      The standardized average annual total return and nonstandardized average annual total return quotations will be current to the last day of the calendar quarter preceding the date on which an advertisement is submitted for publication. Both the standardized average annual return and the nonstandardized average annual total return will be based on rolling calendar quarters and will cover periods of one, five, and ten years, or a period covering the time the underlying Mutual Fund held in the Sub-Account has been in existence, if the underlying Mutual Fund has not been in existence for one of the prescribed periods. For those underlying Mutual Funds which have not been held as Sub-Accounts within the Variable Account for one of the quoted periods, the average annual total return and nonstandardized total return quotations will show the investment performance such underlying Mutual Funds would have achieved (reduced by the applicable charges) had they been held as Sub-Accounts within the Variable Account for the period quoted.

      Quotations of average annual total return and total return are based upon historical earnings and will fluctuate. Any quotation of performance, therefore, would not be considered a guarantee of future performance. Factors affecting a Sub-Account's performance include general market conditions, operating expenses and investment management. A Contract Owner's account when redeemed may be more or less than original cost.

      Below are quotations of standardized average annual total return and nonstandardized average annual total return calculated as described above, for each of the Sub-Accounts available within the Variable Account.

                   UNDERLYING MUTUAL FUND PERFORMANCE SUMMARY

                          Non-Standardized Total Return

-----------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     Life of Fund       Date Fund
        SUB-ACCOUNT OPTIONS             12/31/96         12/31/96       To 12/31/96       Effective
-----------------------------------------------------------------------------------------------------

American Century Variable                 10.44%           5.02%           8.53%            5-01-91
Portfolios, Inc. - American Century
VP Balanced
-----------------------------------------------------------------------------------------------------
American Century Variable                 -5.87%           4.51%           9.14%           11-20-87
Portfolios, Inc. - American Century
VP Capital Appreciation
-----------------------------------------------------------------------------------------------------
American Century Variable                 12.61%            N/A            5.98%            5-01-94
Portfolios, Inc. - American Century
VP International
-----------------------------------------------------------------------------------------------------
American Century Variable                   N/A             N/A           17.11%            5-01-96
Portfolios, Inc. - American Century
VP Value
-----------------------------------------------------------------------------------------------------
AVIS Growth Fund                          11.58%          12.63%          13.49%*           2-08-84
-----------------------------------------------------------------------------------------------------
AVIS High Yield Bond                      11.43%           9.33%          10.04%*           2-08-84
Fund
-----------------------------------------------------------------------------------------------------
AVIS US Govt./AAA-rated                    1.46%           4.71%           5.63%*          11-19-85
-----------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible Growth       19.35%            N/A           17.55%           10-06-93
Fund
-----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                  20.64%          12.88%          11.92%            9-29-89
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment               17.78%            N/A           25.18%            5-02-94
Fund - Growth & Income Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-                        12.49%          16.21%          12.04%*          10-09-86
Equity Income Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth Portfolio        12.91%          13.42%          13.46%*          10-09-86
-----------------------------------------------------------------------------------------------------


                                   63 of 136

                          Non-Standardized Total Return

-----------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     Life of Fund       Date Fund
        SUB-ACCOUNT OPTIONS             12/31/96         12/31/96       To 12/31/96       Effective
-----------------------------------------------------------------------------------------------------

Fidelity VIP Fund-High Income             12.24%          13.24%           9.45%*           9-09-85
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund- Overseas               11.44%           7.43%           6.24%            1-28-87
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset Manager        12.81%           9.56%           9.99%            9-06-89
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Contrafund           19.42%            N/A           28.31%            7-01-95
Portfolio
-----------------------------------------------------------------------------------------------------
NSAT-                                     24.19%            N/A           12.50%            4-15-92
Capital Appreciation Fund
-----------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                  1.83%           5.37%           6.77%*          11-08-82
-----------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                     3.44%           2.51%           4.12%*          11-10-81
-----------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                   20.92%            N/A           30.78%           10-23-95
-----------------------------------------------------------------------------------------------------
NSAT-Total Return                         19.95%          12.05%          10.92%*          11-08-82
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                    7.41%           8.13%           9.78%*           9-10-84
Trust-Growth Portfolio
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                    2.64%           3.67%           5.05%*           9-10-84
Trust-Limited Maturity Bond
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                   27.58%            N/A           19.85%            3-22-94
Trust-Partners Portfolio
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               3.13%           6.01%           7.17%*           4-30-85
Funds-Bond Fund
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account              15.96%          10.72%           8.95%           11-12-90
Funds-Global Securities Fund
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account              13.69%           9.96%           9.87%            2-09-87
Funds-Multiple Strategies Fund
-----------------------------------------------------------------------------------------------------
Strong Special Fund II, Inc.              16.31%            N/A           17.14%            5-08-92
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,          -0.81%            N/A           10.56%            5-08-92
Inc.-Discovery Fund II, Inc.
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds,           8.64%            N/A            8.99%           10-23-95
Inc.- International Stock II
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                0.88%           2.25%           5.02%            9-01-89
Trust-Worldwide Bond Fund
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               16.22%          12.82%           6.53%            9-01-89
Trust-Worldwide Hard Assets Fund
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust -       24.89%            N/A           22.93%           12-27-95
Worldwide Emerging Markets Fund
-----------------------------------------------------------------------------------------------------
Van Kampen American Capital Life          38.40%            N/A           30.27%            7-01-95
Investment Trust-Real Estate
Securities Fund
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust-International         8.25%            N/A            9.79%            7-01-95
Equity Portfolio
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust -                      N/A             N/A          -10.04%            9-30-96
Post-Venture Capital Portfolio
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small Company        12.12%            N/A           24.50%            7-01-95
Growth Portfolio
-----------------------------------------------------------------------------------------------------



*  Represents 10 years to 12/31/96.

                                   64 of 136

                    Standardized Average Annual Total Return

-----------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     Life of Fund       Date Fund
        SUB-ACCOUNT OPTIONS             12/31/96         12/31/96       To 12/31/96       Effective
-----------------------------------------------------------------------------------------------------

American Century Variable                  2.34%           1.80%           5.73%            5-01-91
Portfolios, Inc.-American
Century VP Balanced
-----------------------------------------------------------------------------------------------------
American Century Variable                -13.46%           1.48%           6.80%           11-20-87
Portfolios, Inc.-American
Century VP Capital Appreciation
-----------------------------------------------------------------------------------------------------
American Century Variable                  4.51%            N/A            1.16%            5-01-94
Portfolios, Inc.-American
Century VP International
-----------------------------------------------------------------------------------------------------
American Century Variable                   N/A             N/A            7.41%            5-01-96
Portfolios, Inc. - American
Century VP Value
-----------------------------------------------------------------------------------------------------
AVIS-Growth Fund                           3.48%          10.03%          11.67%*           2-08-84
-----------------------------------------------------------------------------------------------------
AVIS-High Yield Bond Fund                  3.33%           6.63%           8.00%*           2-08-84
-----------------------------------------------------------------------------------------------------
AVIS-US Govt./AAA-rated                   -6.56%           1.80%           3.20%*          11-19-85
-----------------------------------------------------------------------------------------------------
Dreyfus Socially Responsible              11.25%            N/A           13.50%           10-06-93
Growth Fund
-----------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund                  12.54%          10.13%           9.20%            9-19-89
-----------------------------------------------------------------------------------------------------
Dreyfus Variable Investment                9.68%            N/A           21.08%            5-02-94
Fund - Growth & Income
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Equity                   4.39%          13.82%           9.90%*          10-09-86
Income Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Growth                   4.81%          10.84%          11.55%*          10-09-86
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-High Income              4.14%          10.84%           7.08%*           9-09-85
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund-Overseas                 3.34%           4.50%           3.67%            1-28-87
Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II-Asset                 4.71%           6.90%           7.46%            9-06-89
Manager Portfolio
-----------------------------------------------------------------------------------------------------
Fidelity VIP Fund II -                    11.32%            N/A           23.79%            7-01-95
Contrafund Portfolio
-----------------------------------------------------------------------------------------------------
NSAT-Capital Appreciation Fund            16.09%            N/A            9.35%            4-15-92
-----------------------------------------------------------------------------------------------------
NSAT-Government Bond Fund                 -6.21%           2.47%           4.49%*          11-08-82
-----------------------------------------------------------------------------------------------------
NSAT-Money Market Fund                    -4.66%          -0.61%           1.65%*          11-10-81
-----------------------------------------------------------------------------------------------------
NSAT-Small Company Fund                   12.82%            N/A           21.64%           10-23-95
-----------------------------------------------------------------------------------------------------
NSAT-Total Return Fund                    11.85%           9.31%           8.75%*          11-08-82
-----------------------------------------------------------------------------------------------------
N&B Advisers Management Trust-            -0.69%           5.28%           7.71%*           9-10-84
Growth Portfolio
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                   -5.45%           0.64%           2.63%*           9-10-84
Trust-  Limited Maturity Bond
Portfolio
-----------------------------------------------------------------------------------------------------
N&B Advisers Management                   19.48%            N/A           15.73%            3-22-94
Trust- Partners Portfolio
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account              -4.97%           3.15%           4.92%*           4-30-85
Funds-Bond Fund
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               7.86%           8.11%           5.91%           11-12-90
Funds-Global Securities Fund
-----------------------------------------------------------------------------------------------------
Oppenheimer Variable Account               5.59%           7.25%           7.77%            2-09-87
Funds-Multiple Strategies Fund
-----------------------------------------------------------------------------------------------------


                                   65 of 136

                    Standardized Average Annual Total Return

-----------------------------------------------------------------------------------------------------
                                        1 Year To       5 Years To     Life of Fund       Date Fund
        SUB-ACCOUNT OPTIONS             12/31/96         12/31/96       To 12/31/96       Effective
-----------------------------------------------------------------------------------------------------

Strong Special Fund II, Inc.               8.21%            N/A           14.45%            5-08-92
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance                 -8.70%            N/A            7.58%            5-08-92
Funds, Inc.-Discovery Fund II,
Inc.
-----------------------------------------------------------------------------------------------------
Strong Variable Insurance                  0.54%            N/A           -0.14%           10-23-95
Funds, Inc.- International
Stock Fund II
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               -7.11%          -1.00%           2.24%            9-01-89
Trust-Worldwide Bond
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance                8.12%          10.29%           3.35%            9-01-89
Trust-Worldwide Hard
Assets-Fund
-----------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance               16.79%            N/A           11.62%           12-27-95
Trust - Worldwide Emerging
Markets Fund
-----------------------------------------------------------------------------------------------------
Van Kampen American Capital               30.30%            N/A           23.24%            7-01-95
Life Investment Trust-Real
Estate Securities Fund
-----------------------------------------------------------------------------------------------------
Warburg Pincus                             0.15%            N/A            2.68%            7-01-95
Trust-International Equity
Portfolio
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust -                      N/A             N/A          -18.85%            9-30-96
Post-Venture Capital Portfolio
-----------------------------------------------------------------------------------------------------
Warburg Pincus Trust-Small                 4.02%            N/A           17.79%            7-01-95
Company Growth Portfolio
-----------------------------------------------------------------------------------------------------



*  Represents 10 years to 12/31/96


Annuity Payments

      See "Frequency and Amount of Annuity Payments" located in the prospectus.

                                   66 of 136

                          Independent Auditors' Report

The Board of Directors of Nationwide Life Insurance Company and
   Contract Owners of Nationwide Variable Account-II:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide Variable Account-II as of December 31, 1996, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures include confirmation of securities owned as of December 31, 1996, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide Variable Account-II as of December 31, 1996, and the results of its operations and its changes in contract owners' equity and the schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 7, 1997

                         NATIONWIDE VARIABLE ACCOUNT-II
          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY
                               DECEMBER 31, 1996

ASSETS:

   Investments at market value:

      American VI Series - Growth Fund (AVISGro)
         591,641 shares (cost $17,724,667) .............................................     $   23,446,735

      American VI Series - High-Yield Bond Fund (AVISHiYld)
         206,455 shares (cost $2,831,913) ..............................................          2,970,891

      American VI Series - U.S. Government/AAA-Rated Securities Fund (AVISGvt)
         558,936 shares (cost $6,405,065) ..............................................          6,125,940

      Dreyfus VIF - Growth and Income Portfolio (DryGroInc)
         10,651 shares (cost $208,490) .................................................            208,234

      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         4,048,465 shares (cost $80,578,592) ...........................................         81,333,655

      Dreyfus Stock Index Fund (DryStkIx)
         22,473,273 shares (cost $421,400,078) .........................................        455,757,970

      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         88,020,775 shares (cost $1,496,527,408) .......................................      1,851,076,908

      Fidelity VIP - Growth Portfolio (FidVIPGr)
         53,397,112 shares (cost $1,442,803,412) .......................................      1,662,786,063

      Fidelity VIP - High Income Portfolio (FidVIPHI)
         52,277,585 shares (cost $618,483,737) .........................................        654,515,361

      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         29,860,586 shares (cost $497,414,533) .........................................        562,573,437

      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         54,719,104 shares (cost $789,170,511) .........................................        926,394,430

      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         31,863,416 shares (cost $470,893,739) .........................................        527,658,176

      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         8,543,374 shares (cost $130,457,688) ..........................................        139,086,134

      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         25,523,974 shares (cost $278,390,626) .........................................        281,784,675

      Nationwide SAT - Money Market Fund (NSATMyMkt)
         842,095,034 shares (cost $842,095,034) ........................................        842,095,034

      Nationwide SAT - Small Company Fund (NSATSmCo)
         11,411,941 shares (cost $153,200,271) .........................................        158,511,867

      Nationwide SAT - Total Return Fund (NSATTotRe)
         43,928,334 shares (cost $493,101,989) .........................................        582,928,991

      Neuberger & Berman - Growth Portfolio (NBAMTGro)
         14,576,973 shares (cost $355,570,591) .........................................        375,794,365

      Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat)
         14,503,021 shares (cost $202,666,998) .........................................        203,767,444


      Neuberger & Berman - Partners Portfolio (NBAMTPart)
         21,480,783 shares (cost $316,971,355) .........................................      354,003,309

      Oppenheimer - Bond Fund (OppBdFd)
         18,495,009 shares (cost $212,436,168) .........................................      215,096,952

      Oppenheimer - Global Securities Fund (OppGlSec)
         17,352,191 shares (cost $273,206,728) .........................................      306,613,219

      Oppenheimer - Multiple Strategies Fund (OppMult)
         15,186,448 shares (cost $210,778,683) .........................................      237,364,175

      Strong Special Fund II, Inc. (StSpec2)
         31,310,474 shares (cost $502,480,063) .........................................      602,413,525

      Strong VIF - Strong Discovery Fund II (StDisc2)
         19,325,445 shares (cost $231,435,391) .........................................      208,714,811

      Strong VIF - Strong International Stock Fund II (StIntStk2)
         6,217,919 shares (cost $69,638,167) ...........................................       69,827,234

      TCI Portfolios - TCI Balanced (TCIBal)
         17,471,812 shares (cost $113,742,920) .........................................      131,737,463

      TCI Portfolios - TCI Growth (TCIGro)
         44,171,041 shares (cost $481,435,940) .........................................      452,311,464

      TCI Portfolios - TCI International (TCIInt)
         14,897,654 shares (cost $81,567,837) ..........................................       88,790,017

      TCI Portfolios - TCI Value (TCIValue)
         192,219 shares (cost $1,073,951) ..............................................        1,072,583

      Van Eck - Gold and Natural Resources Fund (VEGoldNR)
         9,078,169 shares (cost $146,560,262) ..........................................      151,786,988

      Van Eck - Worldwide Bond Fund (VEWrldBd)
         9,841,666 shares (cost $109,164,680) ..........................................      109,242,492

      Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)
         975,190 shares (cost $12,083,831) .............................................       12,180,122

      Van Kampen American Capital LIT - Real Estate Securities Fund (VKACRESec)
         10,164,489 shares (cost $130,485,494) .........................................      150,231,143

      Warburg Pincus - International Equity Portfolio (WPIntEq)
         23,071,607 shares (cost $262,173,995) .........................................      264,862,050

      Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap)
         968,094 shares (cost $9,297,111) ..............................................        9,448,597

      Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)
         18,047,620 shares (cost $255,570,779) .........................................      257,178,579
                                                                                          ---------------
            Total investments ..........................................................   12,961,691,033

   Accounts receivable .................................................................          344,106
                                                                                         ----------------
            Total assets ...............................................................   12,962,035,139

ACCOUNTS PAYABLE .......................................................................       32,685,984
                                                                                         ----------------
CONTRACT OWNERS' EQUITY (NOTE 4) ....................................................... $ 12,929,349,155
                                                                                         ================


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
        STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                                      1996                1995                1994
                                                                      ----                ----                ----
INVESTMENT ACTIVITY:
   Reinvested capital gains and dividends ...................      $  600,928,342         255,746,278         219,361,059
   Mortality, expense and administration charges (note 2) ...        (146,901,903)        (94,261,621)        (63,749,637)
                                                                 ----------------     ---------------     ---------------
      Net investment activity ...............................         454,026,439         161,484,657         155,611,422
                                                                 ----------------     ---------------     ---------------

   Proceeds from mutual fund shares sold ....................       4,787,197,972       2,702,034,116       2,081,239,624
   Cost of mutual fund shares sold ..........................      (4,367,124,608)     (2,527,741,633)     (1,966,796,733)
                                                                 ----------------     ---------------     ---------------
      Realized gain (loss) on investments ...................         420,073,364         174,292,483         114,442,891
   Change in unrealized gain (loss) on investments ..........         281,999,873         974,875,269        (372,586,662)
                                                                 ----------------     ---------------     ---------------
      Net gain (loss) on investments ........................         702,073,237       1,149,167,752        (258,143,771)
                                                                 ----------------     ---------------     ---------------
         Net increase (decrease) in contract owners'
            equity resulting from operations ................       1,156,099,676       1,310,652,409        (102,532,349)
                                                                 ----------------     ---------------     ---------------
EQUITY TRANSACTIONS:
   Purchase payments received from contract owners ..........       3,619,439,725       2,272,793,729       2,110,347,434
   Redemptions ..............................................        (664,029,620)       (445,809,864)       (229,544,830)
   Annuity benefits .........................................            (792,443)           (401,351)           (155,993)
   Annual contract maintenance charge (note 2) ..............          (6,040,328)         (5,167,706)         (3,881,459)
   Contingent deferred sales charges (note 2) ...............         (10,783,506)         (7,795,056)         (4,253,379)
   Adjustments to maintain reserves .........................             559,630            (180,793)             29,075
                                                                 ----------------     ---------------     ---------------
       Net equity transactions ..............................       2,938,353,458       1,813,438,959       1,872,540,848
                                                                 ----------------     ---------------     ---------------
NET CHANGE IN CONTRACT OWNERS' EQUITY .......................       4,094,453,134       3,124,091,368       1,770,008,499
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD .................       8,834,896,021       5,710,804,653       3,940,796,154
                                                                 ----------------     ---------------     ---------------
CONTRACT OWNERS' EQUITY END OF PERIOD .......................    $ 12,929,349,155       8,834,896,021       5,710,804,653
                                                                 ================     ===============     ===============


See accompanying notes to financial statements.

                         NATIONWIDE VARIABLE ACCOUNT-II
                         NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1996, 1995 AND 1994

(1) SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

   (a) Organization and Nature of Operations

      The Nationwide Variable Account-II (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on October 7, 1981. The Account has been registered as a unit investment trust under the Investment Company Act of 1940.

      The Company offers tax qualified and non-tax qualified Individual Deferred Variable Annuity Contracts, and Individual Modified Single Premium Deferred Variable Annuity Contracts through the Account. The primary distribution for the contracts is through the brokerage community; however, other distributors are utilized.

   (b) The Contracts

      Only contracts without a front-end sales charge, but with a contingent deferred sales charge and certain other fees are offered for purchase. See note 2 for a discussion of contract expenses.

      With certain exceptions, contract owners in either the accumulation or the payout phase may invest in the following:

         Funds of the American Variable Insurance Series (American VI Series) (available only for contracts issued on or after May 1, 1987 and before September 1, 1989);
            American VISeries - Growth Fund (AVISGro)
            American VISeries - High-Yield Bond Fund (AVISHiYld)
            American VISeries - U.S. Government/AAA-Rated Securities Fund
                                (AVISGvt)

         Portfolio of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Growth andIncome Portfolio (DryGroInc)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity VIP);
            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);
            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);
            Nationwide SAT - Capital Appreciation Fund (NSATCapAp) Nationwide SAT - Government Bond Fund (NSATGvtBd)
            Nationwide SAT - Money Market Fund (NSATMyMkt)
            Nationwide SAT - Small Company Fund (NSATSmCo)
            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman);
            Neuberger & Berman - Growth Portfolio (NBAMTGro)
            Neuberger & Berman - Limited Maturity Bond Portfolio (NBAMTLMat) Neuberger & Berman - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer);
            Oppenheimer - Bond Fund (OppBdFd)
            Oppenheimer - Global Securities Fund (OppGlSec)
            Oppenheimer - Multiple Strategies Fund (OppMult)

         Strong Special Fund II, Inc. (StSpec2)

         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);
            Strong VIF - Strong Discovery Fund II (StDisc2)
            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Portfolios of the TCIPortfolios, Inc. (TCI Portfolios);
            TCI Portfolios - TCI Balanced (TCIBal)
            TCI Portfolios - TCI Growth (TCIGro)
            TCI Portfolios - TCI International (TCIInt)
            TCI Portfolios - TCIValue (TCIValue)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck);
            Van Eck - Gold and Natural Resources Fund (VEGoldNR) Van Eck - Worldwide Bond Fund (VEWrldBd)
                (formerly Van Eck - Global Bond Fund (VEGlobBd)
            Van Eck - Worldwide Emerging Markets Fund (VEWrldEMkt)

         Fund of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);
            Van Kampen American Capital LIT - Real Estate Securities
            Fund (VKACRESec)

         Portfolios of the Warburg Pincus Trust (Warburg Pincus);
            Warburg Pincus - International Equity Portfolio (WPIntEq) Warburg Pincus - Post Venture Capital Portfolio (WPPVenCap) Warburg Pincus - Small Company Growth Portfolio (WPSmCoGr)

      At December 31, 1996, contract owners have invested in all of the above funds. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain contract expenses (see note 2).

      The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

   (c) Security Valuation, Transactions and Related Investment Income

      The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1996. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

   (d) Federal Income Taxes

      Operations of the Account form a part of, and are taxed with, operations of the Company which is taxed as a life insurance company under the Internal Revenue Code.

      The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

   (e) Use of Estimates in the Preparation of Financial Statements

      The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   (f) Reclassifications

      Certain 1995 and 1994 amounts have been reclassified to conform with the current year presentation.

(2) EXPENSES

      The Company does not deduct a sales charge from purchase payments received from the contract owners. However, if any part of the contract value of such contracts is surrendered the Company will, with certain exceptions, deduct from a contract owner's contract value a contingent deferred sales charge. For contracts issued prior to December 15, 1988, the contingent deferred sales charge will be equal to 5% of the lesser of the total of all purchase payments made within 96 months prior to the date of the request for surrender or the amount surrendered. For contracts issued on or after December 15, 1988, the Company will deduct a contingent deferred sales charge not to exceed 7% of the lesser of purchase payments or the amount surrendered, such charge declining 1% per year, to 0%, after the purchase payment has been held in the contract for 84 months. No sales charges are deducted on redemptions used to purchase units in the fixed investment options of the Company.

      The following contract charges are deducted by the Company: (a) for The BEST OF AMERICA(R) contracts, an annual contract maintenance charge of $30, with certain exceptions, which is satisfied by surrendering units; and (b) for The BEST OF AMERICA(R) contracts issued prior to December 15, 1988, a charge for mortality and expense risk assessed through the daily unit value calculation equal to an annual rate of 0.80% and 0.50%, respectively; for The BEST OF AMERICA(R) contracts issued on or after December 15, 1988, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.05%, respectively; for The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts, a mortality risk charge, an expense risk charge and an administration charge assessed through the daily unit value calculation equal to an annual rate of 0.80%, 0.45% and 0.15%, respectively; and for The BEST OF AMERICA(R) Nationwide Insurance Enterprise Annuity contracts, a mortality risk charge assessed through the daily unit value calculation equal to an annual rate of 0.80%.

(3) SCHEDULE I

      Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented for each series, as applicable, in the following format:

            o  Beginning unit value - Jan. 1

            o  Reinvested capital gains and dividends
               (This amount reflects the increase in the unit value due to capital gains and dividend distributions from the underlying mutual funds.)

            o  Unrealized gain (loss)
               (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

            o  Contract charges
               (This amount reflects the decrease in the unit value due to the mortality risk charge, an expense risk charge and an administration charge discussed in note 2.)

            o  Ending unit value - Dec. 31

            o  Percentage increase (decrease) in unit value.

      For contracts in the payout phase, an assumed investment return of 3.5%, used in the calculation of the annuity benefit payment amount, results in a corresponding reduction in the components of the unit values as shown in
Schedule I.

(4) COMPONENTS OF CONTRACT OWNERS' EQUITY

      The following is a summary of contract owners' equity at December 31, 1996, for each series, in both the accumulation and payout phases.

Contract owners' equity represented by:                                     UNITS       UNIT VALUE
                                                                            -----       ----------
   Contracts in accumulation phase:
      The BEST OF AMERICA(R) Nationwide Insurance
      Enterprise Annuity contracts:
         Dreyfus VIF - Growth and Income Portfolio:
            Non-tax qualified ..........................................         100      $ 9.988028            $    999
         The Dreyfus Socially Responsible Growth Fund, Inc.:
            Tax qualified ..............................................       3,819       12.423035              47,444
            Non-tax qualified ..........................................       4,955       12.423035              61,556
         Dreyfus Stock Index Fund:
            Tax qualified ..............................................      21,527       12.854891             276,727
            Non-tax qualified ..........................................      17,543       12.854891             225,513
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ..............................................      38,049       12.163794             462,820
            Non-tax qualified ..........................................      26,246       12.163794             319,251
         Fidelity VIP - Growth Portfolio:
            Tax qualified ..............................................      38,429       10.972453             421,660
            Non-tax qualified ..........................................      35,425       10.972453             388,699
         Fidelity VIP - High Income Portfolio:
            Tax qualified ..............................................      13,647       11.487324             156,768
            Non-tax qualified ..........................................      18,821       11.487324             216,203
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ..............................................         511       11.775309               6,017
            Non-tax qualified ..........................................       3,662       11.775309              43,121
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ..............................................       6,477       11.975202              77,563
            Non-tax qualified ..........................................       1,925       11.975202              23,052
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ..............................................      14,615       12.282942             179,515
            Non-tax qualified ..........................................      12,689       12.282942             155,858
         Nationwide SAT - Capital Appreciation Fund:
            Tax qualified ..............................................      12,286       13.467403             165,461
            Non-tax qualified ..........................................      16,971       13.467403             228,555
         Nationwide SAT - Government Bond Fund:
            Tax qualified ..............................................       5,170       10.534938              54,466
            Non-tax qualified ..........................................      16,048       10.534938             169,065
         Nationwide SAT - Money Market Fund:
            Tax qualified ..............................................      32,496       10.507347             341,447
            Non-tax qualified ..........................................      33,761       10.507347             354,739
         Nationwide SAT - Small Company Fund:
            Tax qualified ..............................................      13,231       13.903343             183,955
            Non-tax qualified ..........................................      31,720       13.903343             441,014
         Nationwide SAT - Total Return Fund:
            Tax qualified ..............................................      49,402       12.691338             626,977
            Non-tax qualified ..........................................      65,856       12.691338             835,801
         Neuberger & Berman - Growth Portfolio:
            Tax qualified ..............................................       6,941       10.795282              74,930
            Non-tax qualified ..........................................       7,119       10.795282              76,852
         Neuberger & Berman - Limited Maturity Bond Portfolio:
            Tax qualified ..............................................       1,473       10.533549              15,516
            Non-tax qualified ..........................................       2,542       10.533549              26,776
         Neuberger & Berman - Partners Portfolio:
            Tax qualified ..............................................      11,527       13.585552             156,601
            Non-tax qualified ..........................................      19,721       13.585552             267,921
         Oppenheimer - Bond Fund:
            Tax qualified ..............................................       5,191       10.693801              55,512
            Non-tax qualified ..........................................       2,496       10.693801              26,692


         Oppenheimer - Global Securities Fund:
            Tax qualified .............................................        1,508       11.787738              17,776
            Non-tax qualified .........................................        4,650       11.787738              54,813
         Oppenheimer - Multiple Strategies Fund:
            Tax qualified .............................................        4,469       11.803522              52,750
            Non-tax qualified .........................................        4,093       11.803522              48,312
         Strong Special Fund II, Inc.:
            Tax qualified .............................................        7,847       12.408965              97,373
            Non-tax qualified .........................................        8,283       12.408965             102,783
         Strong VIF - Strong Discovery Fund II:
            Tax qualified .............................................          897       10.467953               9,390
            Non-tax qualified .........................................        5,000       10.467953              52,340
         Strong VIF - Strong International Stock Fund II:
            Tax qualified .............................................        3,313       11.142737              36,916
            Non-tax qualified .........................................        2,222       11.142737              24,759
         TCI Portfolios - TCI Balanced:
            Tax qualified .............................................        5,362       11.371689              60,975
            Non-tax qualified .........................................        1,084       11.371689              12,327
         TCI Portfolios - TCI Growth:
            Tax qualified .............................................        7,475        9.377268              70,095
            Non-tax qualified .........................................       10,548        9.377268              98,911
         TCI Portfolios - TCI International:
            Tax qualified .............................................          365       11.752593               4,290
            Non-tax qualified .........................................        9,164       11.752593             107,701
         TCI Portfolios - TCI Value:
            Non-tax qualified .........................................          109       10.143681               1,106
         Van Eck - Gold and Natural Resources Fund:
            Tax qualified .............................................        1,121       12.953621              14,521
            Non-tax qualified .........................................        8,904       12.953621             115,339
         Van Eck - Worldwide Bond Fund:
            Tax qualified .............................................          683       10.285816               7,025
            Non-tax qualified .........................................          181       10.285816               1,862
         Van Eck - Worldwide Emerging Markets Fund:
            Non-tax qualified .........................................          151       10.078944               1,522
         Van Kampen American Capital LIT - Real Estate Securities Fund:
            Tax qualified .............................................        3,666       14.773661              54,160
            Non-tax qualified .........................................       10,037       14.773661             148,283
         Warburg Pincus - International Equity Portfolio:
            Tax qualified .............................................        6,990       11.306243              79,031
            Non-tax qualified .........................................        7,213       11.306243              81,552
         Warburg Pincus - Post Venture Capital Portfolio:
            Non-tax qualified .........................................           74       10.164891                 752
         Warburg Pincus - Small Company Growth Portfolio:
            Tax qualified .............................................       11,253       12.604244             141,836
            Non-tax qualified .........................................       26,142       12.604244             329,500
      The BEST OF AMERICA(R) contracts:
         American VI Series - Growth Fund:
            Tax qualified .............................................      486,423       24.479182          11,907,237
            Non-tax qualified .........................................      471,250       24.479182          11,535,815
         American VI Series - High-Yield Bond Fund:
            Tax qualified .............................................       74,769       23.160826           1,731,712
            Non-tax qualified .........................................       53,096       23.160826           1,229,747
         American VI Series - U.S. Government Fund/AAA-Rated Securities Fund:
            Tax qualified .............................................      183,087       18.395431           3,367,964
            Non-tax qualified .........................................      149,634       18.395431           2,752,582
         Dreyfus VIF - Growth and Income Portfolio:
            Tax qualified .............................................       15,022        9.986925             150,024
            Non-tax qualified .........................................        2,643        9.986925              26,395



         The Dreyfus Socially Responsible Growth Fund, Inc.:
            Tax qualified ...........................................      1,552,615       17.037112          26,452,076
            Non-tax qualified .......................................      1,190,421       17.037112          20,281,336
         Dreyfus Stock Index Fund:
            Tax qualified ...........................................      7,592,255       16.470432         125,047,720
            Non-tax qualified .......................................      6,210,747       16.470432         102,293,686
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................................     23,565,494       28.043676         660,863,079
            Non-tax qualified .......................................     20,058,276       28.043676         562,507,793
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................................     17,849,804       38.497038         687,164,583
            Non-tax qualified .......................................     13,715,597       38.497038         528,009,859
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................................      7,274,256       24.553550         178,608,808
            Non-tax qualified .......................................      8,722,126       24.553550         214,159,157
         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................................     13,781,464       16.573676         228,409,519
            Non-tax qualified .......................................     12,840,712       16.573676         212,817,800
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................................     21,570,235       20.422622         440,520,756
            Non-tax qualified .......................................     13,822,886       20.422622         282,299,576
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................................     10,594,586       13.255157         140,432,901
            Non-tax qualified .......................................      9,866,842       13.255157         130,786,540
         Nationwide SAT - Capital Appreciation Fund:
            Tax qualified ...........................................      2,288,355       17.979967          41,144,547
            Non-tax qualified .......................................      2,612,175       17.979967          46,966,820
         Nationwide SAT - Government Bond Fund:
            Tax qualified ...........................................      3,938,276       30.296925         119,317,653
            Non-tax qualified .......................................      3,184,368       30.216906          96,221,749
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................................      9,766,503       22.132823         216,160,282
            Non-tax qualified .......................................     10,963,993       22.132823         242,664,116
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................................      3,071,120       13.831813          42,479,158
            Non-tax qualified .......................................      3,061,699       13.831813          42,348,848
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................................      3,546,292       62.707634         222,379,581
            Non-tax qualified .......................................      3,148,253       61.092889         192,335,871
         Neuberger & Berman - Growth Portfolio:
            Tax qualified ...........................................      5,597,573       29.757359         166,568,989
            Non-tax qualified .......................................      4,702,904       29.757359         139,946,003
         Neuberger & Berman - Limited Maturity Bond Portfolio:
            Tax qualified ...........................................      3,722,398       16.791470          62,504,534
            Non-tax qualified .......................................      3,388,267       16.791470          56,893,984
         Neuberger & Berman - Partners Portfolio:
            Tax qualified ...........................................      5,383,558       17.256151          92,899,490
            Non-tax qualified .......................................      5,392,259       17.256151          93,049,636
         Oppenheimer - Bond Fund:
            Tax qualified ...........................................      3,808,030       17.356310          66,093,349
            Non-tax qualified .......................................      3,276,566       17.356310          56,869,095
         Oppenheimer - Global Securities Fund:
            Tax qualified ...........................................      7,895,779       13.266755         104,751,366
            Non-tax qualified .......................................      5,355,527       13.266755          71,050,465
         Oppenheimer - Multiple Strategies Fund:
            Tax qualified ...........................................      4,869,534       18.045475          87,873,054
            Non-tax qualified .......................................      3,811,559       18.045475          68,781,393
         Strong Special Fund II, Inc.:
            Tax qualified ...........................................     11,342,542       21.072564         239,016,442
            Non-tax qualified .......................................      8,634,564       21.072564         181,952,403


         Strong VIF - Strong Discovery Fund II:
            Tax qualified ...........................................      4,502,456       16.129688          72,623,211
            Non-tax qualified .......................................      3,833,429       16.129688          61,832,014
         Strong VIF - Strong International Stock Fund II:
            Tax qualified ...........................................      1,788,555       11.140682          19,925,722
            Non-tax qualified .......................................      1,660,749       11.140682          18,501,876
         TCI Portfolios - TCI Balanced:
            Tax qualified ...........................................      3,254,121       14.300170          46,534,484
            Non-tax qualified .......................................      2,577,277       14.300170          36,855,499
         TCI Portfolios - TCI Growth:
            Tax qualified ...........................................      9,324,052       23.677551         220,770,717
            Non-tax qualified .......................................      6,231,979       23.677551         147,558,001
         TCI Portfolios - TCI International:
            Tax qualified ...........................................      2,194,705       11.745639          25,778,213
            Non-tax qualified .......................................      1,758,586       11.745639          20,655,716
         TCI Portfolios - TCI Value:
            Tax qualified ...........................................         12,933       10.142565             131,174
            Non-tax qualified .......................................         77,276       10.142565             783,777
         Van Eck - Gold and Natural Resources Fund:
            Tax qualified ...........................................      3,151,393       16.248199          51,204,461
            Non-tax qualified .......................................      3,558,069       16.248199          57,812,213
         Van Eck - Worldwide Bond Fund:
            Tax qualified ...........................................      2,627,198       14.604281          38,368,338
            Non-tax qualified .......................................      2,639,292       14.604281          38,544,962
         Van Eck - Worldwide Emerging Markets Fund:
            Tax qualified ...........................................        271,881       10.077830           2,739,970
            Non-tax qualified .......................................        239,183       10.077830           2,410,446
         Van Kampen American Capital LIT - Real Estate Securities Fund:
            Tax qualified ...........................................      2,491,780       14.931303          37,205,522
            Non-tax qualified .......................................      3,554,657       14.931303          53,075,661
         Warburg Pincus - International Equity Portfolio:
            Tax qualified ...........................................      5,551,036       11.572294          64,238,221
            Non-tax qualified .......................................      5,736,148       11.572294          66,380,391
         Warburg Pincus - Post Venture Capital Portfolio:
            Tax qualified ...........................................        205,349       10.163772           2,087,120
            Non-tax qualified .......................................        198,784       10.163772           2,020,395
         Warburg Pincus - Small Company Growth Portfolio:
            Tax qualified ...........................................      4,899,073       13.973889          68,459,102
            Non-tax qualified .......................................      4,810,067       13.973889          67,215,342
      The BEST OF AMERICA(R) America's Vision Annuity(SM) contracts:
         Dreyfus VIF - Growth andIncome Portfolio:
            Tax qualified ...........................................          1,683        9.986704              16,808
            Non-tax qualified .......................................          1,403        9.986704              14,011
         The Dreyfus Socially Responsible Growth Fund, Inc.:
            Tax qualified ...........................................        863,844       16.091197          13,900,284
            Non-tax qualified .......................................      1,278,742       16.091197          20,576,489
         Dreyfus Stock Index Fund:
            Tax qualified ...........................................      5,666,553       16.369120          92,756,486
            Non-tax qualified .......................................      8,243,399       16.369120         134,937,187
         Fidelity VIP - Equity-Income Portfolio:
            Tax qualified ...........................................     16,618,114       16.150507         268,390,966
            Non-tax qualified .......................................     22,169,855       16.150507         358,054,398
         Fidelity VIP - Growth Portfolio:
            Tax qualified ...........................................     12,013,122       15.220265         182,842,900
            Non-tax qualified .......................................     17,297,852       15.220265         263,277,891
         Fidelity VIP - High Income Portfolio:
            Tax qualified ...........................................      8,108,419       13.162137         106,724,122
            Non-tax qualified .......................................     11,738,433       13.162137         154,502,863

         Fidelity VIP - Overseas Portfolio:
            Tax qualified ...........................................      3,807,002       12.718928          48,420,984
            Non-tax qualified .......................................      5,707,057       12.718928          72,587,647
         Fidelity VIP-II - Asset Manager Portfolio:
            Tax qualified ...........................................      6,899,163       12.472730          86,051,397
            Non-tax qualified .......................................      9,363,900       12.472730         116,793,396
         Fidelity VIP-II - Contrafund Portfolio:
            Tax qualified ...........................................      8,168,270       13.235075         108,107,666
            Non-tax qualified .......................................     11,178,146       13.235075         147,943,601
         Nationwide SAT - Capital Appreciation Fund:
            Tax qualified ...........................................      1,424,586       15.932775          22,697,608
            Non-tax qualified .......................................      1,750,256       15.932775          27,886,435
         Nationwide SAT - Government Bond Fund:
            Tax qualified ...........................................      2,626,441       11.423331          30,002,705
            Non-tax qualified .......................................      3,145,104       11.423331          35,927,564
         Nationwide SAT - Money Market Fund:
            Tax qualified ...........................................     12,748,020       11.072205         141,148,691
            Non-tax qualified .......................................     18,836,301       11.072205         208,559,386
         Nationwide SAT - Small Company Fund:
            Tax qualified ...........................................      2,079,253       13.815158          28,725,209
            Non-tax qualified .......................................      3,209,131       13.815158          44,334,652
         Nationwide SAT - Total Return Fund:
            Tax qualified ...........................................      4,698,191       15.378605          72,251,624
            Non-tax qualified .......................................      6,080,735       15.378605          93,513,222
         Neuberger & Berman - Growth Portfolio:
            Tax qualified ...........................................      1,819,563       13.220449          24,055,440
            Non-tax qualified .......................................      3,383,799       13.220449          44,735,342
         Neuberger & Berman - Limited Maturity Bond Portfolio:
            Tax qualified ...........................................      2,722,579       11.092313          30,199,698
            Non-tax qualified .......................................      4,876,119       11.092313          54,087,438
         Neuberger & Berman - Partners Portfolio:
            Tax qualified ...........................................      3,997,138       17.213970          68,806,614
            Non-tax qualified .......................................      5,741,323       17.213970          98,830,962
         Oppenheimer - Bond Fund:
            Tax qualified ...........................................      3,583,135       11.601791          41,570,783
            Non-tax qualified .......................................      4,341,063       11.601791          50,364,106
         Oppenheimer - Global Securities Fund:
            Tax qualified ...........................................      4,661,410       12.171005          56,734,044
            Non-tax qualified .......................................      6,079,421       12.171005          73,992,663
         Oppenheimer - Multiple Strategies Fund:
            Tax qualified ...........................................      2,607,467       13.395639          34,928,687
            Non-tax qualified .......................................      3,408,601       13.395639          45,660,388
         Strong Special Fund II, Inc.:
            Tax qualified ...........................................      5,059,293       15.477893          78,307,196
            Non-tax qualified .......................................      6,638,439       15.477893         102,749,049
         Strong VIF - Strong Discovery Fund II:
            Tax qualified ...........................................      2,193,936       13.350547          29,290,246
            Non-tax qualified .......................................      3,358,454       13.350547          44,837,198
         Strong VIF - Strong International Stock Fund II:
            Tax qualified ...........................................      1,170,883       11.127252          13,028,710
            Non-tax qualified .......................................      1,645,592       11.127252          18,310,917
         TCI Portfolios - TCI Balanced:
            Tax qualified ...........................................      1,516,835       13.180739          19,993,006
            Non-tax qualified .......................................      2,144,874       13.180739          28,271,024
         TCI Portfolios - TCI Growth:
            Tax qualified ...........................................      2,639,035       12.067726          31,847,151
            Non-tax qualified .......................................      4,282,747       12.067726          51,683,017
         TCI Portfolios - TCI International:
            Tax qualified ...........................................      1,434,727       11.716901          16,810,554
            Non-tax qualified .......................................      2,170,866       11.716901          25,435,822

         TCI Portfolios - TCI Value:
            Tax qualified ...........................................          4,681       10.142340              47,476
            Non-tax qualified .......................................         10,752       10.142340             109,050
         Van Eck - Gold and Natural Resources Fund:
            Tax qualified ...........................................      1,203,386       13.331794          16,043,294
            Non-tax qualified .......................................      1,997,123       13.331794          26,625,232
         Van Eck - Worldwide Bond Fund:
            Tax qualified ...........................................      1,142,334       11.597396          13,248,100
            Non-tax qualified .......................................      1,639,285       11.597396          19,011,437
         Van Eck - Worldwide Emerging Markets Fund:
            Tax qualified ...........................................        343,730       10.077608           3,463,976
            Non-tax qualified .......................................        353,687       10.077608           3,564,319
         Van Kampen American Capital LIT - Real Estate Securities Fund:
            Tax qualified ...........................................      1,646,291       14.908696          24,544,052
            Non-tax qualified .......................................      2,361,457       14.908696          35,206,245
         Warburg Pincus - International Equity Portfolio:
            Tax qualified ...........................................      4,575,313       11.554772          52,866,699
            Non-tax qualified .......................................      7,026,060       11.554772          81,184,521
         Warburg Pincus - Post Venture Capital Portfolio:
            Tax qualified ...........................................        258,812       10.163549           2,630,448
            Non-tax qualified .......................................        266,629       10.163549           2,709,897
         Warburg Pincus - Small Company Growth Portfolio:
            Tax qualified ...........................................      3,578,020       13.952718          49,923,104
            Non-tax qualified .......................................      5,095,747       13.952718          71,099,521
                                                                           ---------       ---------
      Reserves for annuity contracts in payout phase:
            Tax qualified ...........................................                                          2,554,123
            Non-tax qualified .......................................                                          2,710,327
                                                                                                        ----------------
                                                                                                        $ 12,929,349,155
                                                                                                        ================

                                                                      SCHEDULE I

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                DRYGROINC      DRYSRGRO     DRYSTKIX     FIDVIPEI     FIDVIPGR     FIDVIPHI
------------------------------------------------------------------------------------------------------------
1996
  Beginning unit value -
    Jan. 1                    $10.000000    10.330490    10.575706    10.729806     9.643317    10.155366
------------------------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends               .000000       .536263      .457726      .495196      .693009      .926355
------------------------------------------------------------------------------------------------------------
  Unrealized gain (loss)       (.010213)     1.647572     1.914712     1.030017      .719991      .492885
------------------------------------------------------------------------------------------------------------
  Contract charges             (.001759)     (.091290)    (.093253)    (.091225)    (.083864)    (.087282)
------------------------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                  $ 9.988028     12.423035    12.854891    12.163794    10.972453    11.487324
------------------------------------------------------------------------------------------------------------
  Percentage increase
    (decrease)
     in unit value*  (a)            0%(b)         20%          22%          13%          14%          13%
============================================================================================================
1995
   Beginning unit value -
     Jan. 1                      **        $10.000000    10.000000    10.000000    10.000000    10.000000
------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .284361      .133565      .055400      .000000      .000000
------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .059585      .455824      .688141     (.343684)     .168653
------------------------------------------------------------------------------------------------------------
   Contract charges                           (.013456)    (.013683)    (.013735)    (.012999)    (.013287)
------------------------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $10.330490    10.575706    10.729806     9.643317    10.155366
------------------------------------------------------------------------------------------------------------
   Percentage increase (decrease)
     in unit value* (a)                           3%(b)        6%(b)        7%(b)      (4)%(b)        2%(b)
============================================================================================================


                                FIDVIPOV      FIDVIPAM    FIDVIPCON    NSATCAPAP   NSATGVTBD
--------------------------------------------------------------------------------------------
1996
  Beginning unit value -
    Jan. 1                   10.484931     10.533861    10.207482    10.763065   10.262495
--------------------------------------------------------------------------------------------
  Reinvested capital gains
    and dividends              .258087       .693290      .096225      .560736     .636972
--------------------------------------------------------------------------------------------
  Unrealized gain (loss)      1.121390       .837636     2.068018     2.239869    (.282546)
--------------------------------------------------------------------------------------------
  Contract charges            (.089099)     (.089585)    (.088783)    (.096267)   (.081983)
--------------------------------------------------------------------------------------------
  Ending unit value -
    Dec. 31                  11.775309     11.975202    12.282942    13.467403   10.534938
--------------------------------------------------------------------------------------------
  Percentage increase
    (decrease)
    in unit value*  (a)            12%           14%          20%          25%         3%
============================================================================================
1995
   Beginning unit value -
     Jan. 1                  10.000000     10.000000    10.000000       **       10.000000
--------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends             .000000       .000000      .131621                  .160077
--------------------------------------------------------------------------------------------
   Unrealized gain (loss)      .498416       .547401      .089202                  .115777
--------------------------------------------------------------------------------------------
   Contract charges           (.013485)     (.013540)    (.013341)                (.013359)
--------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                 10.484931     10.533861    10.207482                10.262495
--------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)            5%(b)         5%(b)        2%(b)                   3%(b)
============================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                NSATMYMKT      NSATSMCO    NSATTOTRE     NBAMTGRO    NBAMTLMAT    NBAMTPART
------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.076854     11.411037    10.500717     9.971367    10.180593    10.570046
------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .513543       .133865      .702739      .904925      .857039      .430854
------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      2.461847     1.579762      .002333     (.421520)    2.680302
------------------------------------------------------------------------------------------------------------
   Contract charges             (.083050)     (.103406)    (.091880)    (.083343)    (.082563)    (.095650)
------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.507347     13.903343    12.691338    10.795282    10.533549    13.585552
------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               4%           22%          21%           8%           3%          29%
============================================================================================================
1995
   Beginning unit value -
     Jan. 1                   $10.000000     10.000000    10.000000    10.000000    10.000000    10.000000
------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .090135       .017460      .616695      .000000      .000000      .000000
------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      1.407776     (.102353)    (.015308)     .193905      .583646
------------------------------------------------------------------------------------------------------------
   Contract charges             (.013281)     (.014199)    (.013625)    (.013325)    (.013312)    (.013600)
------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.076854     11.411037    10.500717     9.971367    10.180593    10.570046
------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             1%(b)        14%(b)        5%(b)        0%(b)        2%(b)        6%(b)
============================================================================================================


                                  OPPBDFD      OPPGLSEC      OPPMULT      STSPEC2     STDISC2
---------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    10.287129     10.087683    10.302692    10.587949   10.468286
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .661948       .000000      .785088      .498307    2.134313
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.172176)     1.787331      .804123     1.414208   (2.052747)
---------------------------------------------------------------------------------------------
   Contract charges             (.083100)     (.087276)    (.088381)    (.091499)   (.081899)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   10.693801     11.787738    11.803522    12.408965   10.467953
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               4%           17%          15%          17%          0%
=============================================================================================
1995
   Beginning unit value -
     Jan. 1                    10.000000     10.000000    10.000000    10.000000   10.000000
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .170891       .000000      .105143      .031024     .134105
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .129602       .100810      .210984      .570573     .347815
---------------------------------------------------------------------------------------------
   Contract charges             (.013364)     (.013127)    (.013435)    (.013648)   (.013634)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   10.287129     10.087683    10.302692    10.587949   10.468286
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             3%(b)         1%(b)        3%(b)        6%(b)       5%(b)
=============================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
               NATIONWIDE INSURANCE ENTERPRISE ANNUITY CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                     YEARS ENDED DECEMBER 31, 1996 AND 1995

                                STINTSTK2      TCIBAL      TCIGRO      TCIINT   TCIVALUE    VEGOLDNR    VEWRLDBD
----------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
   Jan. 1                     $10.176527   10.216536    9.880281   10.355977  10.000000   11.060595   10.113918
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .050845     .483345    1.108725     .246392    .000000     .234696     .275985
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.003660     .758083   (1.532596)   1.237834    .145456    1.758754    (.023506)
----------------------------------------------------------------------------------------------------------------
   Contract charges             (.088295)   (.086275)   (.079142)   (.087610)  (.001775)   (.100424)   (.080581)
----------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $11.142737   11.371689    9.377268   11.752593  10.143681   12.953621   10.285816
----------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*  (a)              9%          11%        (5)%         13%      1%(b)         17%          2%
================================================================================================================
1995
   Beginning unit value -
     Jan. 1                       **          **      $10.000000   10.000000     **       10.000000   10.000000
----------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                                       .000000     .000000                 .53476     .187333
----------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                               (.106657)    .369293               1.021372    (.060143)
----------------------------------------------------------------------------------------------------------------
   Contract charges                                     (.013062)   (.013316)              (.014253)   (.013272)
----------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                          $ 9.880281   10.355977              11.060595   10.113918
----------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                                   (1)%(b)       4%(b)                 11%(b)       1%(b)
================================================================================================================


                                 VEWRLDEMKT   VKACRESEC     WPLNTEQ   WPPVENCAP   WPSMCOGR
------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                      10.000000   10.597781   10.363169   10.000000  11.154927
------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .000000     .284217     .220456     .000000    .000000
------------------------------------------------------------------------------------------
   Unrealized gain (loss)          .080700    3.985795     .811087     .166654   1.546684
------------------------------------------------------------------------------------------
   Contract charges               (.001756)   (.094132)   (.088469)   (.001763)  (.097367)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     10.078944   14.773661   11.306243   10.164891  12.604244
------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*  (a)              1%(b)         39%          9%       2%(b)        13%
==========================================================================================
1995
   Beginning unit value -
     Jan. 1                         **       10.000000   10.000000        **    10.000000
------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .090508     .075167                .000000
------------------------------------------------------------------------------------------
   Unrealized gain (loss)                      .520696     .301322               1.168850
------------------------------------------------------------------------------------------
   Contract charges                           (.013423)   (.013320)              (.013923)
------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                 10.597781   10.363169              11.154927
------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                           6%(b)       4%(b)                12%(b)
===========================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                 AVISGRO+    AVISHIYLD+     AVISGVT+    DRYGROINC     DRYSRGRO     DRYSTKIX
------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $21.880052     20.729452    18.077072    10.000000    14.239508    13.619180
------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.871220      1.958372     1.351206      .000000      .735635      .587282
------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.027121       .758000     (.798218)    (.010207)    2.266421     2.459091
------------------------------------------------------------------------------------------------------------
   Contract charges             (.299211)     (.284998)    (.234629)    (.002868)    (.204452)    (.195121)
------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $24.479182     23.160826    18.395431     9.986925    17.037112    16.470432
------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              12%           12%           2%        0%(b)          20%          21%
===========================================================================================================
1995
   Beginning unit value -
     Jan. 1                   $16.632869     17.247186    15.872495       **        10.721141    10.087774
------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.970200      1.862872     1.241711                   .391978      .361278
------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       3.537128      1.870069     1.184664                  3.289326     3.325716
------------------------------------------------------------------------------------------------------------
   Contract charges             (.260145)     (.250675)    (.221798)                 (.162937)    (.155588)
------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $21.880052     20.729452    18.077072                 14.239508    13.619180
------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              32%           20%          14%                       33%          35%
===========================================================================================================
1994
   Beginning unit value -
     Jan. 1                   $16.767635     18.696382    16.810323       **        10.702195    10.130946
------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .539769      1.648226     1.072204                   .276343      .283238
------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.458197)    (2.863015)   (1.799954)                 (.117315)    (.195244)
------------------------------------------------------------------------------------------------------------
   Contract charges             (.216338)     (.234407)    (.210078)                 (.140082)    (.131166)
------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $16.632869     17.247186    15.872495                 10.721141    10.087774
------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             (1)%          (8)%         (6)%                        0%           0%
===========================================================================================================


                                 FIDVIPEI      FIDVIPGR     FIDVIPHI     FIDVIPOV    FIDVIPAM
---------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    24.863579     34.006052    21.817076    14.832631   18.056027
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.146951      2.442671     1.989184      .364935    1.187807
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       2.376638      2.528836     1.052032     1.580901    1.428293
---------------------------------------------------------------------------------------------
   Contract charges             (.343492)     (.480521)    (.304742)    (.204791)   (.249505)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   28.043676     38.497038    24.553550    16.573676   20.422622
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              13%           13%          13%          12%        13%
=============================================================================================
1995
   Beginning unit value -
     Jan. 1                    18.646331     25.451479    18.327364    13.701507   15.641016
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.458073       .140639     1.326946      .104797     .328525
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       5.043000      8.817717     2.428014     1.210063    2.303674
---------------------------------------------------------------------------------------------
   Contract charges             (.283825)     (.403783)    (.265248)    (.183736)   (.217188)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   24.863579     34.006052    21.817076    14.832631   18.056027
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              33%           34%          19%           8%        15%
=============================================================================================
1994
   Beginning unit value -
     Jan. 1                    17.644458     25.790764    18.859652    13.646118   16.874276
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.324090      1.551366     1.728139      .070437     .820188
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.084066)    (1.565204)   (2.016825)     .168983   (1.841072)
---------------------------------------------------------------------------------------------
   Contract charges             (.238151)     (.325447)    (.243602)    (.184031)   (.212376)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   18.646331     25.451479    18.327364    13.701507   15.641016
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               6%          (1)%         (3)%           0%       (7)%
=============================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

  +  See note 1(b).

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                                           NSATGVTBD    NSATGVTBD
                                FIDVIPCON     NSATCAPAP         QUAL     NON-QUAL    NSATMYMKT
-----------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $11.071500     14.442619    29.663756    29.585401    21.334141
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .104321       .749106     1.835340     1.830491     1.084427
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)       2.235809      2.998126     (.817100)    (.814933)     .000000
-----------------------------------------------------------------------------------------------
   Contract charges             (.156473)     (.209884)    (.385071)    (.384053)    (.285745)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $13.255157     17.979967    30.296925    30.216906    22.132823
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              20%           24%           2%           2%           4%
===============================================================================================
1995
   Beginning unit value -
     Jan. 1                   $10.000000     11.311683    25.309101    25.242252    20.457373
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .142778       .642190     1.790910     1.786181     1.150096
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .998371      2.653706     2.924333     2.916602      .000000
-----------------------------------------------------------------------------------------------
   Contract charges             (.069649)     (.164960)    (.360588)    (.359634)    (.273328)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $11.071500     14.442619    29.663756    29.585401    21.334141
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)            11%(b)           28%          17%          17%           4%
===============================================================================================
1994
   Beginning unit value -
     Jan. 1                       **        $11.564256    26.497619    26.427634    19.951530
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .182737     1.662261     1.657870      .769331
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.286833)   (2.516459)   (2.509816)     .000000
-----------------------------------------------------------------------------------------------
   Contract charges                           (.148477)    (.334320)    (.333436)    (.263488)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                $11.311683    25.309101    25.242252    20.457373
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                           (2)%         (4)%         (4)%           3%
===============================================================================================


                                              NSATTOTRE     NSATTOTRE
                                  NSATSMCO         QUAL      NON-QUAL     NBAMTGRO    NBAMTLMAT   NBAMTPART
-----------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                     11.410135    52.147953     50.805130    27.626244    16.311479   13.494251
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                .133283     3.474445      3.384976     2.505038     1.372002     .549587
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        2.456383     7.826655      7.625118      .001295     (.677039)   3.410729
-----------------------------------------------------------------------------------------------------------
   Contract charges              (.167988)    (.741419)     (.722335)    (.375218)    (.214972)   (.198416)
-----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    13.831813    62.707634     61.092889    29.757359    16.791470   17.256151
-----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               21%          20%           20%           8%           3%        28%
===========================================================================================================
1995
   Beginning unit value -
     Jan. 1                     10.000000    40.926247     39.872391    21.247525    14.896724   10.017795
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                .017459     4.054856      3.950443      .751645      .827026     .081856
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        1.418317     7.778269      7.577969     5.960166      .791918    3.550121
-----------------------------------------------------------------------------------------------------------
   Contract charges              (.025641)    (.611419)     (.595673)    (.333092)    (.204189)   (.155521)
-----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    11.410135    52.147953     50.805130    27.626244    16.311479   13.494251
-----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             14%(b)          27%           27%          30%           9%        35%
===========================================================================================================
1994
   Beginning unit value -
     Jan. 1                        **        41.023082     39.966728    22.656907    15.115753   10.000000
-----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            2.069920      2.016621     2.730116      .638336     .000000
-----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (1.626696)    (1.584802)   (3.855326)    (.662388)    .072563
-----------------------------------------------------------------------------------------------------------
   Contract charges                           (.540059)     (.526156)    (.284172)    (.194977)   (.054768)
-----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                 40.926247     39.872391    21.247525    14.896724   10.017795
-----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                             0%            0%         (6)%         (1)%      0%(b)
===========================================================================================================



  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                   YEARS ENDED DECEMBER, 1996, 1995 AND 1994


                                  OPPBDFD         OPPGISEC         OPPMULT         STSPEC2
---------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $16.781326        11.411200       15.831164       18.071722
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.076598          .000000        1.203421         .849258
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.281316)        2.015955        1.231538        2.405366
---------------------------------------------------------------------------------------------
   Contract charges             (.220298)        (.160400)       (.220648)       (.253782)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $17.356310        13.266755       18.045475       21.072564
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               3%              16%             14%             17%
=============================================================================================
1995
   Beginning unit value -
     Jan. 1                   $14.531774        11.307851       13.216172       14.551898
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.000174          .297358        1.064619         .752969
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.454423         (.045704)       1.742703        2.978530
---------------------------------------------------------------------------------------------
   Contract charges             (.205045)        (.148305)       (.192330)       (.211675)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $16.781326        11.411200       15.831164       18.071722
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              15%               1%            20%              24%
=============================================================================================
1994
   Beginning unit value -
     Jan. 1                   $15.013579        12.151882       13.655607       14.230988
---------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .845781          .214070         .695235         .407882
---------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.135198)        (.900281)       (.959283)        .103551
---------------------------------------------------------------------------------------------
   Contract charges             (.192388)        (.157820)       (.175387)       (.190523)
---------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $14.531774        11.307851       13.216172       14.551898
---------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             (3)%             (7)%           (3)%               2%
=============================================================================================


                                    STDISC2       STINTSTK2          TCIBAL          TCIGRO            TCIINT
-------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                      16.212409       10.226470       12.912980       25.074858         10.402550
-------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                3.300022         .050935         .609851        2.810305           .247026
-------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        (3.176638)       1.007473         .954518       (3.881210)         1.239063
-------------------------------------------------------------------------------------------------------------
   Contract charges               (.206105)       (.144196)       (.177179)       (.326402)         (.143000)
-------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     16.129688       11.140682       14.300170       23.677551         11.745639
-------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               (1)%              9%             11%            (6)%               13%
=============================================================================================================
1995
   Beginning unit value -
     Jan. 1                      12.143604       10.000000       10.801286       19.378026          9.392316
-------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .211635         .041084         .305744         .022298           .000000
-------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         4.041557         .209464        1.961261        5.972516          1.136498
-------------------------------------------------------------------------------------------------------------
   Contract charges               (.184387)       (.024078)       (.155311)       (.297982)         (.126264)
-------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     16.212409       10.226470       12.912980       25.074858         10.402550
-------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                34%           2%(b)             20%             29%               11%
=============================================================================================================
1994
   Beginning unit value -
     Jan. 1                      13.003747          **           10.876699       19.864882         10.000000
-------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .971108                         .260548         .002124           .000000
-------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        (1.670219)                       (.194362)       (.235006)         (.554314)
-------------------------------------------------------------------------------------------------------------
   Contract charges               (.161032)                       (.141599)       (.253974)         (.053370)
-------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                     12.143604                       10.801286       19.378026          9.392316
-------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               (7)%                            (1)%            (2)%           (6)%(b)
=============================================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                        The BEST OF AMERICA(R) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994


                                TCIVALUE     VEGOLDNR     VEWRLDBD   VEWRLDEMKT    VKACRESEC      WPINTEQ    WPPVENCAP    WPSMCOGR
-----------------------------------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.000000    13.944310    14.433345    10.000000    10.765351    10.661059    10.000000   12.430073
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .000000      .295267      .393026      .000000      .287350      .225703      .000000     .000000
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .145460     2.214346     (.035238)     .080692     4.033978      .833419      .166646    1.720113
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges             (.002895)    (.205724)    (.186852)    (.002862)    (.155376)    (.147887)    (.002874)   (.176297)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.142565    16.248199    14.604281    10.077830    14.931303    11.572294    10.163772   13.973889
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             1%(b)          17%           1%        1%(b)          39%           9%        2%(b)        12%
===================================================================================================================================
1995
   Beginning unit value -
     Jan. 1                       **       $12.728311    12.465907       **        10.000000    10.000000       **       10.000000
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            .125379     1.008457                   .091958      .077344                  .000000
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    1.262065     1.139655                   .739393      .650502                 2.501564
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                          (.171445)    (.180674)                 (.066000)    (.066787)                (.071491)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                               $13.944310    14.433345                 10.765351    10.661059                12.430073
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                            10%          16%                     8%(b)        7%(b)                  24%(b)
===================================================================================================================================
1994
   Beginning unit value -
     Jan. 1                       **       $13.544828    12.798654       **           **           **           **         **
-----------------------------------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                            .068031      .051478
-----------------------------------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                    (.711769)    (.222396)
-----------------------------------------------------------------------------------------------------------------------------------
   Contract charges                          (.172779)    (.161829)
-----------------------------------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                               $12.728311    12.465907
-----------------------------------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                           (6)%          (3)%
===================================================================================================================================

  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                      YEARS ENDED DECEMBER, 1996, 1995 AND 1994

                                DRYGROINC      DRYSRGRO     DRYSTKIX     FIDVIPEI     FIDVIPGR
-----------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.000000     13.462638    13.549203    14.333670    13.458405
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .000000       .694830      .583832      .661147      .966633
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.010207)     2.141897     2.445129     1.368948     1.000033
-----------------------------------------------------------------------------------------------
   Contract charges             (.003089)     (.208168)    (.209044)    (.213258)    (.204806)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $ 9.986704     16.091197    16.369120    16.150507    15.220265
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             0%(b)          20%          21%          13%          13%
===============================================================================================
1995
   Beginning unit value -
     Jan. 1                       **        $10.146464    10.046079    10.760332    10.082986
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .370596      .359517      .841191      .055711
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     3.111650     3.310456     2.908537     3.491973
-----------------------------------------------------------------------------------------------
   Contract charges                           (.166072)    (.166849)    (.176390)    (.172265)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                $13.462638    13.549203    14.333670    13.458405
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                            33%          35%          33%          33%
===============================================================================================
1994
   Beginning unit value -
     Jan. 1                       **        $10.138790    10.099271    10.192462    10.227729
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .261532      .282153      .764674      .615160
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.110944)    (.194528)    (.048662)    (.620912)
-----------------------------------------------------------------------------------------------
   Contract charges                           (.142914)    (.140817)    (.148142)    (.138991)
-----------------------------------------------------------------------------------------------
   Ending unit value - Dec. 31              $10.146464    10.046079    10.760332    10.082986
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                             0%         (1)%           6%         (1)%
===============================================================================================


                                 FIDVIPHI     FIDVIPOV      FIDVIPAM    FIDVIPCON    NSATCAPAP   NSATGVTBD
----------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    11.707151    11.394419     11.038610    11.065996    12.811228   11.196001
----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends              1.067306      .280317       .726101      .104260      .663900     .692273
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .563776     1.213612       .872284     2.233243     2.658151    (.308425)
----------------------------------------------------------------------------------------------------------
   Contract charges             (.176096)    (.169420)     (.164265)    (.168424)    (.200504)   (.156518)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   13.162137    12.718928     12.472730    13.235075    15.932775   11.423331
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              12%          12%           13%          20%          24%         2%
==========================================================================================================
1995
   Beginning unit value -
     Jan. 1                     9.844496    10.536141      9.571852    10.000000    10.044095    9.562079
----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .712698      .080579       .201029      .142710      .569727     .676196
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       1.303393      .929853      1.408870      .998320     2.355148    1.104438
----------------------------------------------------------------------------------------------------------
   Contract charges             (.153436)    (.152154)     (.143141)    (.075034)    (.157742)   (.146712)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   11.707151    11.394419     11.038610    11.065996    12.811228   11.196001
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              19%           8%           15%       11%(b)          28%        17%
==========================================================================================================
1994
   Beginning unit value -
     Jan. 1                    10.140663    10.504149     10.337032       **        10.278752   10.021251
---------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .929117      .054214       .502389                   .162311     .628252
---------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)      (1.084223)     .130333     (1.127465)                 (.254834)   (.951262)
---------------------------------------------------------------------------------------------------------
   Contract charges             (.141061)    (.152555)     (.140104)                 (.142134)   (.136162)
---------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.844496    10.536141      9.571852                 10.044095    9.562079
---------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             (3)%           0%          (7)%                      (2)%       (5)%
=========================================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                NSATMYMKT      NSATSMCO    NSATTOTRE     NBAMTGRO    NBAMTLMAT
-----------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                   $10.683538     11.408018    12.801951    12.286164    10.786223
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .542750       .133144      .852193     1.113872      .907105
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      2.454868     1.920473      .000119     (.447926)
-----------------------------------------------------------------------------------------------
   Contract charges             (.154083)     (.180872)    (.196012)    (.179706)    (.153089)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $11.072205     13.815158    15.378605    13.220449    11.092313
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               4%           21%          20%           8%           3%
===============================================================================================
1995
   Beginning unit value -
     Jan. 1                   $10.254838     10.000000    10.057257     9.458916     9.860649
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .576257       .017456      .995563      .334560      .547347
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000      1.418186     1.910936     2.652367      .523785
-----------------------------------------------------------------------------------------------
   Contract charges             (.147557)     (.027624)    (.161805)    (.159679)    (.145558)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.683538     11.408018    12.801951    12.286164    10.786223
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)                4%        14%(b)          27%          30%           9%
===============================================================================================
1994
   Beginning unit value -
     Jan. 1                   $10.011385        **        10.091256    10.096549    10.015749
-----------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .385849                    .508763     1.216477      .422915
-----------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .000000                   (.399693)   (1.717723)    (.438889)
-----------------------------------------------------------------------------------------------
   Contract charges             (.142396)                  (.143069)    (.136387)    (.139126)
-----------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                  $10.254838                  10.057257     9.458916     9.860649
-----------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                2%                         0%         (6)%         (2)%
===============================================================================================


                                NBAMTPART      OPPBDFD      OPPGISEC      OPPMULT      STSPEC2     STDISC2
----------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    13.474969    11.228877     10.479380    11.763879    13.287288   13.432714
----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .548709      .719951       .000000      .893804      .624234    2.733315
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       3.403649     (.188311)     1.850267      .914532     1.767320   (2.631584)
----------------------------------------------------------------------------------------------------------
   Contract charges             (.213357)    (.158726)     (.158642)    (.176576)    (.200949)   (.183898)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   17.213970    11.601791     12.171005    13.395639    15.477893   13.350547
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              28%           3%           16%          14%          16%       (1)%
==========================================================================================================
1995
   Beginning unit value -
     Jan. 1                    10.013591     9.733460     10.394970     9.830640    10.710138   10.071698
----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .081808      .669514       .273289      .791531      .553997     .175352
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       3.546970      .973805      (.042048)    1.295766     2.190922    3.350345
----------------------------------------------------------------------------------------------------------
   Contract charges             (.167400)    (.147902)     (.146831)    (.154058)    (.167769)   (.164681)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   13.474969    11.228877     10.479380    11.763879    13.287288   13.432714
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value*(a)               35%          15%            1%          20%          24%        33%
==========================================================================================================
1994
   Beginning unit value -
     Jan. 1                    10.000000    10.066342     11.182167    10.167774    10.484543   10.796000
----------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .000000      .566682       .196942      .517326      .300283     .805515
----------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .072593     (.760661)     (.827742)    (.713828)     .076473   (1.385836)
----------------------------------------------------------------------------------------------------------
   Contract charges             (.059002)    (.138903)     (.156397)    (.140632)    (.151161)   (.143981)
----------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   10.013591     9.733460     10.394970     9.830640    10.710138   10.071698
----------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)             0%(b)         (3)%          (7)%         (3)%           2%       (7)%
==========================================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

                         NATIONWIDE VARIABLE ACCOUNT-II
                             The BEST OF AMERICA(R)
                     AMERICA'S VISION ANNUITY(SM) CONTRACTS
                      TAX QUALIFIED and NON-TAX QUALIFIED
                       SCHEDULES OF CHANGES IN UNIT VALUE
                  YEARS ENDED DECEMBER 31, 1996, 1995 AND 1994

                                  STINTSTK2      TCIBAL     TCIGRO      TCIINT    TCIVALUE   VEGOLDNR
------------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                     $10.224570   11.914266  12.792935   10.387676   10.000000  11.453100
------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .050894     .562489   1.433431     .246577     .000000    .242414
------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)         1.007035     .880033  (1.979303)   1.236426     .145458   1.818253
------------------------------------------------------------------------------------------------------
   Contract charges               (.155247)   (.176049)  (.179337)   (.153778)   (.003118)  (.181973)
------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $11.127252   13.180739  12.067726   11.716901   10.142340  13.331794
------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                 9%         11%       (6)%         13%       1%(b)        16%
======================================================================================================
1995
   Beginning unit value -
     Jan. 1                     $10.000000    9.975959   9.896469    9.388381      **      10.464922
------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                 .041077     .282199    .011387     .000000                .103018
------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)          .209428    1.810577   3.048970    1.135219               1.036957
------------------------------------------------------------------------------------------------------
   Contract charges               (.025935)   (.154469)  (.163891)   (.135924)              (.151797)
------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    $10.224570   11.914266  12.792935   10.387676              11.453100
------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              2%(b)         19%        29%         11%                     9%
======================================================================================================
1994
   Beginning unit value -
     Jan. 1                         **      $10.055760  10.155359   10.000000      **      11.147499
------------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends                             .240728    .001086     .000000                .055957
------------------------------------------------------------------------------------------------------
   Unrealized gain (loss)                     (.179560)  (.120150)   (.554133)              (.585405)
------------------------------------------------------------------------------------------------------
   Contract charges                           (.140969)  (.139826)   (.057486)              (.153129)
------------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                                $ 9.975959   9.896469    9.388381              10.464922
------------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)                            (1)%       (3)%     (6)%(b)                   (6)%
======================================================================================================


                                 VEWRLDBD  VEWRLDEMKT   VKACRESEC    WPLNTEQ   WPPVENCAP    WPSMCOGR
----------------------------------------------------------------------------------------------------
1996
   Beginning unit value -
     Jan. 1                    11.473340   10.000000   10.759998  10.655759   10.000000   12.423899
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .312292     .000000     .286935    .225373     .000000     .000000
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.028284)    .080691    4.028984    .832826     .166644    1.718585
----------------------------------------------------------------------------------------------------
   Contract charges             (.159952)   (.003083)   (.167221)  (.159186)   (.003095)   (.189766)
----------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   11.597396   10.077608   14.908696  11.554772   10.163549   13.952718
----------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)               1%       1%(b)         39%         8%       2%(b)        12%
====================================================================================================
1995
   Beginning unit value -
     Jan. 1                     9.919400      **       10.000000  10.000000      **       10.000000
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .802034                 .091916    .077309                 .000000
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)        .906733                 .739173    .650383                2.500906
----------------------------------------------------------------------------------------------------
   Contract charges             (.154827)               (.071091)  (.071933)               (.077007)
----------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                   11.473340               10.759998  10.655759               12.423899
----------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              16%                   8%(b)      7%(b)                  24%(b)
====================================================================================================
1994
   Beginning unit value -
     Jan. 1                    10.194477      **          **         **          **         **
----------------------------------------------------------------------------------------------------
   Reinvested capital gains
     and dividends               .040987
----------------------------------------------------------------------------------------------------
   Unrealized gain (loss)       (.177244)
----------------------------------------------------------------------------------------------------
   Contract charges             (.138820)
----------------------------------------------------------------------------------------------------
   Ending unit value -
     Dec. 31                    9.919400
----------------------------------------------------------------------------------------------------
   Percentage increase
     (decrease)
     in unit value* (a)              (3)%
====================================================================================================


  *  An annualized rate of return cannot be determined as:

      (a) Contract charges do not include the annual contract maintenance charge discussed in note 2; and

      (b) This investment option was not being utilized for the entire year indicated.

 **  This investment option was not being utilized or was not available.

See Note 3.

                          INDEPENDENT AUDITORS' REPORT
                          ----------------------------


The Board of Directors
Nationwide Life Insurance Company:

We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company) as of December 31, 1996 and 1995, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1996. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1996 and 1995, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1996, in conformity with generally accepted accounting principles.

In 1994, the Company adopted the provisions of the Financial Accounting Standards Board's Statement of Financial Accounting Standards No. 115, Accounting for Certain Investments in Debt and Equity Securities.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
January 31, 1997



               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                           Consolidated Balance Sheets

                           December 31, 1996 and 1995
                                ($000's omitted)

                                        Assets                                                1996               1995
                                        ------                                          -----------------   ----------------
Investments (notes 5, 8 and 9):
   Securities available-for-sale, at fair value:
      Fixed maturity securities (cost $11,970,878 in 1996; $11,862,556 in 1995)             $12,304,639          12,485,564
      Equity securities (cost $43,890 in 1996; $23,617 in 1995)                                  59,131              29,953
   Mortgage loans on real estate, net                                                         5,272,119           4,602,764
   Real estate, net                                                                             265,759             229,442
   Policy loans                                                                                 371,816             336,356
   Other long-term investments                                                                   28,668              61,989
   Short-term investments (note 13)                                                               4,789              32,792
                                                                                        -----------------   ----------------
                                                                                             18,306,921          17,778,860
                                                                                        -----------------   ----------------

Cash                                                                                             43,784               9,455
Accrued investment income                                                                       210,182             212,963
Deferred policy acquisition costs                                                             1,366,509           1,020,356
Investment in subsidiaries classified as discontinued operations (notes 1 and 2)                485,707             506,677
Other assets (note 6)                                                                           426,441             388,214
Assets held in Separate Accounts (note 8)                                                    26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================

                         Liabilities and Shareholder's Equity
                         ------------------------------------

Future policy benefits and claims (notes 6 and 8)                                           $17,179,060          16,358,614
Policyholders' dividend accumulations                                                           361,401             348,027
Other policyholder funds                                                                         60,073              65,297
Accrued federal income tax (note 7):
   Current                                                                                       30,170              35,301
   Deferred                                                                                     162,212             246,627
                                                                                        -----------------   ----------------
                                                                                                192,382             281,928
                                                                                        -----------------   ----------------

Dividend payable to shareholder (notes 1 and 2)                                                 485,707                   -
Other liabilities                                                                               423,047             234,147
Liabilities related to Separate Accounts (note 8)                                            26,926,702          18,591,108
                                                                                        -----------------   ----------------
                                                                                             45,628,372          35,879,121
                                                                                        -----------------   ----------------

Commitments and contingencies (notes 6, 9 and 15)

Shareholder's equity (notes 3, 4, 5, 12 and 13):
   Capital shares, $1 par value.  Authorized 5,000,000 shares, issued and
      outstanding 3,814,779 shares                                                                3,815               3,815
   Additional paid-in capital                                                                   527,874             657,118
   Retained earnings                                                                          1,432,593           1,583,275
   Unrealized gains on securities available-for-sale, net                                       173,592             384,304
                                                                                        -----------------   ----------------
                                                                                              2,137,874           2,628,512
                                                                                        -----------------   ----------------
                                                                                            $47,766,246          38,507,633
                                                                                        =================   ================


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                        Consolidated Statements of Income

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                   1996            1995            1994
                                                                              ---------------  --------------  -------------
Revenues (note 16):
   Investment product and universal life insurance product policy charges       $   400,902        286,534         217,245
   Traditional life insurance premiums                                              198,642        199,106         176,658
   Net investment income (note 5)                                                 1,357,759      1,294,033       1,210,811
   Realized losses on investments  (note 5)                                            (326)        (1,724)        (16,527)
   Other income                                                                      35,861         20,702          11,312
                                                                              ---------------  --------------  -------------
                                                                                  1,992,838      1,798,651       1,599,499
                                                                              ---------------  --------------  -------------
Benefits and expenses:
   Benefits and claims                                                            1,160,580      1,115,493         992,667
   Provision for policyholders' dividends on participating policies (note 12)        40,973         39,937          38,754
   Amortization of deferred policy acquisition costs                                133,394         82,695          85,568
   Other operating expenses (note 13)                                               342,394        272,954         240,652
                                                                              ---------------  --------------  -------------
                                                                                  1,677,341      1,511,079       1,357,641
                                                                              ---------------  --------------  -------------
      Income from continuing operations before federal income tax expense           315,497        287,572         241,858
                                                                              ---------------  --------------  -------------

Federal income tax expense (benefit) (note 7):
   Current                                                                          116,512         88,700          73,559
   Deferred                                                                          (5,623)        11,108           5,030
                                                                              ---------------  --------------  -------------
                                                                                    110,889         99,808          78,589
                                                                              ---------------  --------------  -------------
      Income from continuing operations                                             204,608        187,764         163,269

Income from discontinued operations (less federal income tax expense of
   $4,453, $7,446 and $10,915 in 1996, 1995 and 1994, respectively) (note 2)         11,324         24,714          20,459
                                                                              ---------------  --------------  -------------

      Net income                                                                $   215,932        212,478         183,728
                                                                              ===============  ==============  =============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                 Consolidated Statements of Shareholder's Equity

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                             Unrealized
                                                                                           gains (losses)
                                                             Additional                    on securities        Total
                                                 Capital      paid-in        Retained      available-for-   shareholder's
                                                  shares      capital        earnings        sale, net          equity
                                                ----------- ------------- --------------- ----------------- ---------------
1994:
   Balance, beginning of year                       $3,815      406,089       1,194,519             6,745       1,611,168
   Capital contribution                                  -      200,000               -                 -         200,000
   Net income                                            -            -         183,728                 -         183,728
   Adjustment for change in accounting for
      certain investments in debt and equity
      securities, net (note 4)                           -            -               -           212,553         212,553
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (338,971)       (338,971)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      606,089       1,378,247          (119,673)      1,868,478
                                                =========== ============= =============== ================= ===============

1995:
   Balance, beginning of year                        3,815      606,089       1,378,247          (119,673)      1,868,478
   Capital contribution (note 13)                        -       51,029               -            (4,111)         46,918
   Dividends to shareholder                              -            -          (7,450)                -          (7,450)
   Net income                                            -            -         212,478                 -         212,478
   Unrealized gains on securities available-
      for-sale, net                                      -            -               -           508,088         508,088
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      657,118       1,583,275           384,304       2,628,512
                                                =========== ============= =============== ================= ===============

1996:
   Balance, beginning of year                        3,815      657,118       1,583,275           384,304       2,628,512
   Capital contribution (note 13)                        -           25               5                 -              30
   Dividends to shareholder                              -     (129,269)       (366,619)          (39,819)       (535,707)
   Net income                                            -            -         215,932                 -         215,932
   Unrealized losses on securities available-
      for-sale, net                                      -            -               -          (170,893)       (170,893)
                                                ----------- ------------- --------------- ----------------- ---------------
   Balance, end of year                             $3,815      527,874       1,432,593           173,592       2,137,874
                                                =========== ============= =============== ================= ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                      Consolidated Statements of Cash Flows

                  Years ended December 31, 1996, 1995 and 1994
                                ($000's omitted)

                                                                                       1996            1995            1994
                                                                                 ---------------- --------------- ---------------
  Cash flows from operating activities:
     Net income                                                                    $    215,932        212,478         183,728
     Adjustments to reconcile net income to net cash provided by operating activities:
           Capitalization of deferred policy acquisition costs                         (422,572)      (321,327)       (242,431)
           Amortization of deferred policy acquisition costs                            133,394         82,695          85,568
           Amortization and depreciation                                                  6,962         10,234           3,603
           Realized (gains) losses on invested assets, net                                 (284)         3,250          16,094
           Deferred federal income tax expense (benefit)                                  7,603        (30,673)          9,946
           Decrease (increase) in accrued investment income                               2,781        (16,999)        (12,808)
           (Increase) decrease in other assets                                          (38,876)        39,880        (102,676)
           Increase in policy liabilities                                               305,755        135,937         118,361
           Increase in policyholders' dividend accumulations                             13,374         12,639          15,298
           (Decrease) increase in accrued federal income tax payable                     (5,131)        30,836          (5,714)
           Increase in other liabilities                                                188,900         26,851             506
           Other, net                                                                   (61,679)         1,832         (29,595)
                                                                                 ---------------  --------------- ---------------
              Net cash provided by operating activities                                 346,159        187,633          39,880
                                                                                 ---------------- --------------- ---------------

  Cash flows from investing activities:
     Proceeds from maturity of securities available-for-sale                          1,162,766        634,553         544,843
     Proceeds from sale of securities available-for-sale                                299,558        107,345         228,308
     Proceeds from maturity of fixed maturity securities held-to-maturity                     -        564,450         491,862
     Proceeds from repayments of mortgage loans on real estate                          309,050        207,832         190,574
     Proceeds from sale of real estate                                                   18,519         48,331          46,713
     Proceeds from repayments of policy loans and sale of other invested assets          22,795         53,587         120,506
     Cost of securities available-for-sale acquired                                  (1,573,640)    (1,942,413)     (1,816,370)
     Cost of fixed maturity securities held-to-maturity acquired                              -       (593,636)       (410,379)
     Cost of mortgage loans on real estate acquired                                    (972,776)      (796,026)       (471,570)
     Cost of real estate acquired                                                        (7,862)       (10,928)         (6,385)
     Policy loans issued and other invested assets acquired                             (57,740)       (75,910)        (65,302)
     Short-term investments, net                                                         28,003         77,837         (89,376)
     Purchase of affiliate (note 13)                                                          -              -        (155,000)
                                                                                ---------------- --------------- ---------------
              Net cash used in investing activities                                    (771,327)    (1,724,978)     (1,391,576)
                                                                                ---------------- --------------- ---------------

  Cash flows from financing activities:
     Proceeds from capital contributions                                                     30              -         200,000
     Dividends paid to shareholder                                                      (50,000)        (7,450)              -
     Increase in investment product and universal life insurance
        product account balances                                                      2,293,933      2,809,385       3,547,976
     Decrease in investment product and universal life insurance
        product account balances                                                     (1,784,466)    (1,258,758)     (2,412,595)
                                                                                ---------------- --------------- --------------
              Net cash provided by financing activities                                 459,497      1,543,177       1,335,381
                                                                                ---------------- --------------- --------------

  Net increase (decrease) in cash                                                        34,329          5,832         (16,315)

                                                                                 ---------------- --------------- ---------------
  Cash, beginning of year                                                                 9,455          3,623          19,938
                                                                                 ---------------- --------------- ---------------
  Cash, end of year                                                               $      43,784          9,455           3,623
                                                                                 ================ =============== ===============


See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                   Notes to Consolidated Financial Statements

                        December 31, 1996, 1995 and 1994
                                ($000's omitted)

(1)      Organization and Description of Business
         ----------------------------------------

         Nationwide Life Insurance Company (NLIC) is a wholly owned subsidiary of Nationwide Corporation (Nationwide Corp.). Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Employers Life Insurance Company of Wausau and subsidiaries (ELICW), National Casualty Company (NCC), West Coast Life Insurance Company (WCLIC), Nationwide Advisory Services, Inc. (formerly Nationwide Financial Services, Inc.), Nationwide Investment Services Corporation (formerly PEBSCO Securities Corporation) (NISC) and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         Nationwide Corp. formed Nationwide Financial Services, Inc. (NFS) in November 1996 as a holding company for NLIC and the other companies of the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On January 27, 1997, Nationwide Corp. contributed to NFS the common stock of NLIC and three marketing and distribution companies. NFS is planning an initial public offering of its Class A common stock during the first quarter of 1997.

         In anticipation of the restructuring described above, on September 24, 1996, NLIC's Board of Directors declared a dividend payable January 1, 1997 to Nationwide Corp. consisting of the outstanding shares of common stock of certain subsidiaries (ELICW, NCC and WCLIC) that do not offer or distribute long-term savings and retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and another affiliate effective January 1, 1996. These subsidiaries and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 2 and 13.

         In addition, as part of the restructuring described above, NLIC intends to make an $850,000 distribution to NFS which will then make an equivalent distribution to Nationwide Corp.

         The Company is a leading provider of long-term savings and retirement products to retail and institutional customers and is subject to competition from other financial services providers throughout the United States. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

              LEGAL/REGULATORY RISK is the risk that changes in the legal or regulatory environment in which an insurer operates will create additional expenses not anticipated by the insurer in pricing its products. That is, regulatory initiatives, new legal theories or insurance company insolvencies through guaranty fund assessments may create costs for the insurer beyond those currently recorded in the consolidated financial statements. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

              CREDIT RISK is the risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              INTEREST RATE RISK is the risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

(2)      Discontinued Operations
         -----------------------

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. to NFS of the outstanding common stock of NLIC and other companies, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend to Nationwide Corp. consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company that serves as a fronting company for a property and casualty subsidiary of Nationwide Mutual Insurance Company (NMIC), an affiliate. NCC maintains its offices in Scottsdale, Arizona. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of these subsidiaries.

         A summary of the combined results of operations, including the results of the accident and health and group life insurance business ELICW assumed from NLIC in 1996, and assets and liabilities of ELICW, NCC and WCLIC as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                          $   668,870       422,149        84,226
               Net income                                                             11,324        26,456        11,753
               Assets, consisting primarily of investments                         3,029,293     2,967,326     2,537,692
               Liabilities, consisting primarily of policy benefits and claims     2,543,586     2,460,649     2,179,263

         During 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 13 for a complete discussion of the reinsurance agreements. NLIC has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies and will cease writing any new business prior to December 31, 1997. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. NLIC did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of NLIC.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         A summary of the results of operations, net of amounts ceded to ELICW and NMIC in 1996, and assets and liabilities of NLIC's accident and health and group life insurance business as of and for the years ended December 31, 1996, 1995 and 1994 is as follows:

                                                                                    1996           1995          1994
                                                                                ------------   -----------   -----------

               Revenues                                                             $      -       354,788       362,476
               Net income (loss)                                                           -        (1,742)        8,706
               Assets, consisting primarily of investments                           259,185       239,426       234,082
               Liabilities, consisting primarily of policy benefits and claims       259,185       239,426       234,082

(3)      Summary of Significant Accounting Policies
         ------------------------------------------

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles (GAAP) which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and its insurance subsidiaries, filed with the department of insurance of each insurance company's state of domicile, are prepared on the basis of accounting practices prescribed or permitted by each department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  Consolidation Policy
              --------------------

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in Subsidiaries Classified as Discontinued Operations" in the accompanying consolidated balance sheets and "Income for Discontinued Operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  Valuation of Investments and Related Gains and Losses
              -----------------------------------------------------

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1996 or 1995.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate are included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

         (c)  Revenues and Benefits
              ---------------------

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities, annuities without life contingencies and guaranteed investment contracts. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

              ACCIDENT AND HEALTH INSURANCE PRODUCTS: Accident and health insurance premiums are recognized as revenue over the terms of the policies. Policy claims are charged to expense in the period that the claims are incurred. All accident and health insurance business is accounted for as discontinued operations. See note 2.

         (d)  Deferred Policy Acquisition Costs
              ---------------------------------

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable agency expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. For traditional life products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 3(b).

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (e)  Separate Accounts
              -----------------

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. The investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  Future Policy Benefits
              ----------------------

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 6.

              Future policy benefits and claims for collectively renewable long-term disability policies and group long-term disability policies are the present value of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. The impact of reserve discounting is not material. Future policy benefits and claims on other group health insurance policies are not discounted. All health insurance business is accounted for as discontinued operations. See note 2.

         (g)  Participating Business
              ----------------------

              Participating business represents approximately 52% in 1996 (54% in 1995 and 55% in 1994) of the Company's life insurance in force, 78% in 1996 (79% in 1995 and 79% in 1994) of the number of life insurance policies in force, and 40% in 1996 (47% in 1995 and 51% in 1994) of life insurance premiums. The provision for policyholder dividends is based on current dividend scales. Future dividends are provided for ratably in future policy benefits based on dividend scales in effect at the time the policies were issued.

         (h)  Federal Income Tax
              ------------------

              The Company, with the exception of ELICW, files a consolidated federal income tax return with NMIC, the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed. Through 1994, ELICW filed a consolidated federal income tax return with Employers Insurance of Wausau A Mutual Company, an affiliate. Beginning in 1995, ELICW files a separate federal income tax return.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         (i)  Reinsurance Ceded
              -----------------

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 2 and 13.

         (j)  Reclassification
              ----------------

              Certain items in the 1995 and 1994 consolidated financial statements have been reclassified to conform to the 1996 presentation.


(4)      Change in Accounting Principle
         ------------------------------

         Effective January 1, 1994, the Company changed its method of accounting for certain investments in debt and equity securities in connection with the issuance of STATEMENT OF FINANCIAL ACCOUNTING STANDARDS (SFAS) NO. 115 - ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES. As of January 1, 1994, the Company classified fixed maturity securities with amortized cost and fair value of $6,299,665 and $6,721,714, respectively, as available-for-sale and recorded the securities at fair value. Previously, these securities were recorded at amortized cost. The effect as of January 1, 1994 has been recorded as a direct credit to shareholder's equity as follows:

             Excess of fair value over amortized cost of fixed maturity
                securities available-for-sale                                         $ 422,049
             Adjustment to deferred policy acquisition costs                            (95,044)
             Deferred federal income tax                                               (114,452)
                                                                                    --------------
                                                                                      $ 212,553
                                                                                    ==============


(5)      Investments
         -----------

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1996:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                  ------------    ----------    -----------    -----------
             1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   275,696         4,795        (1,340)        279,151
                 Obligations of states and political subdivisions        6,242           450            (2)          6,690
                 Debt securities issued by foreign governments         100,656         2,141          (857)        101,940
                 Corporate securities                                7,999,310       285,946       (33,686)      8,251,570
                 Mortgage-backed securities                          3,588,974        91,438       (15,124)      3,665,288
                                                                   ------------    ----------   ------------   ------------
                     Total fixed maturity securities                11,970,878       384,770       (51,009)     12,304,639
               Equity securities                                        43,890        15,571          (330)         59,131
                                                                   ------------    ----------   ------------   ------------
                                                                   $12,014,768       400,341       (51,339)     12,363,770
                                                                   ============    ==========   ============   ============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amortized cost and estimated fair value of securities available-for-sale were as follows as of December 31, 1995:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
                                                                      cost           gains        losses       fair value
                                                                   ------------    ----------   -----------  ---------------
             1995:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of
                   U.S. government corporations and agencies       $   310,186        12,764           (1)         322,949
                 Obligations of states and political subdivisions        8,655         1,205           (1)           9,859
                 Debt securities issued by foreign governments         101,414         4,387          (66)         105,735
                 Corporate securities                                7,888,440       473,681      (25,742)       8,336,379
                 Mortgage-backed securities                          3,553,861       165,169       (8,388)       3,710,642
                                                                   ------------    ----------   -----------  ---------------
                     Total fixed maturity securities                11,862,556       657,206      (34,198)      12,485,564
               Equity securities                                        23,617         6,382          (46)          29,953
                                                                   ------------    ----------   -----------  ---------------
                                                                   $11,886,173       663,588      (34,244)      12,515,517
                                                                   ============    ==========   ===========  ===============


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1996, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                                                   Amortized        Estimated
                                                                                      cost          fair value
                                                                                ---------------   --------------

             Fixed maturity securities available-for-sale:
                Due in one year or less                                         $     440,235          444,214
                Due after one year through five years                               3,937,010        4,053,152
                Due after five years through ten years                              2,809,813        2,871,806
                Due after ten years                                                 1,194,846        1,270,179
                                                                                ---------------   --------------
                                                                                    8,381,904        8,639,351

             Mortgage-backed securities                                             3,588,974        3,665,288
                                                                                ---------------   --------------
                                                                                  $11,970,878       12,304,639
                                                                                ===============   ==============


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:

                                                                                   1996            1995
                                                                              ---------------  --------------

             Gross unrealized gains                                               $349,002         629,344
             Adjustment to deferred policy acquisition costs                       (81,939)       (138,914)
             Deferred federal income tax                                           (93,471)       (171,649)
                                                                              ---------------  --------------
                                                                                   173,592         318,781

             Unrealized gains on securities available-for-sale, net, of
                subsidiaries classified as discontinued operations (note 2)              -          65,523
                                                                              ---------------  --------------
                                                                                  $173,592         384,304
                                                                              ===============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:

                                                                          1996             1995            1994
                                                                     ---------------   -------------  --------------
             Securities available-for-sale:
                Fixed maturity securities                               $(289,247)         876,332       (675,373)
                Equity securities                                           8,905              (26)        (1,927)
             Fixed maturity securities held-to-maturity                         -           75,626       (398,183)
                                                                     ---------------   -------------  --------------
                                                                        $(280,342)         951,932     (1,075,483)
                                                                     ===============   =============  ==============

         Proceeds from the sale of securities available-for-sale during 1996, 1995 and 1994 were $299,558, $107,345 and $228,308, respectively.
         During 1996, gross gains of $6,606 ($4,838 and $3,045 in 1995 and 1994, respectively) and gross losses of $6,925 ($2,147 and $21,280 in 1995 and 1994, respectively) were realized on those sales.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25,429 to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3,535.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995 the Company transferred all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3,320,093, resulting in a gross unrealized gain of $155,940.

         Investments that were non-income producing for the twelve month period preceding December 31, 1996 amounted to $26,805 ($27,712 in 1995) and consisted of $248 ($6,982 in 1995) in fixed maturity securities, $20,633 ($14,740 in 1995) in real estate and $5,924 ($5,990 in 1995) in other long-term investments.

         Real estate is presented at cost less accumulated depreciation of $30,338 as of December 31, 1996 ($30,482 as of December 31, 1995) and
         valuation allowances of $15,219 as of December 31, 1996 ($25,819 as of December 31, 1995).

         The recorded investment of mortgage loans on real estate considered to be impaired (under SFAS NO. 114 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN as amended by SFAS NO. 118 - ACCOUNTING BY CREDITORS FOR IMPAIRMENT OF A LOAN-INCOME RECOGNITION AND DISCLOSURE) as of December 31, 1996 was $51,765 ($44,409 as of December 31, 1995),
         which includes $41,663 ($23,975 as of December 31, 1995) of impaired mortgage loans on real estate for which the related valuation allowance was $8,485 ($5,276 as of December 31, 1995) and $10,102 ($20,434 as of
         December 31, 1995) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1996, the average recorded investment in impaired mortgage loans on real estate was approximately $39,674 ($22,181 in 1995) and interest income recognized on those loans was $2,103 ($387 in 1995), which is equal to interest income recognized using a cash-basis method of income recognition.

         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

                                                                                   1996           1995
                                                                               -------------  --------------

             Allowance, beginning of year                                          $49,128         46,381
                  Additions charged to operations                                    4,497          7,433
                  Direct write-downs charged against the allowance                  (2,587)        (4,686)
                                                                               -------------  -------------
             Allowance, end of year                                                $51,038         49,128
                                                                               =============  ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         An analysis of investment income by investment type follows for the years ended December 31:

                                                                          1996             1995           1994
                                                                     ---------------   -------------  ------------
             Gross investment income:
                 Securities available-for-sale:
                   Fixed maturity securities                          $   917,135          685,787        647,927
                   Equity securities                                        1,291            1,330            509
                 Fixed maturity securities held-to-maturity                     -          201,808        185,938
                 Mortgage loans on real estate                            432,815          395,478        372,734
                 Real estate                                               44,332           38,344         40,170
                 Short-term investments                                     4,155           10,576          6,141
                 Other                                                      3,998            7,239          2,121
                                                                     ---------------   -------------  --------------
                       Total investment income                          1,403,726        1,340,562      1,255,540
             Less investment expenses                                      45,967           46,529         44,729
                                                                     ---------------   -------------  ---------------
                       Net investment income                           $1,357,759        1,294,033      1,210,811
                                                                     ===============   =============  ==============

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

                                                                        1996          1995          1994
                                                                     ------------  ------------  ------------
             Securities available-for-sale:
                Fixed maturity securities                              $(3,462)        4,213        (7,296)
                Equity securities                                        3,143         3,386         1,422
             Mortgage loans on real estate                              (4,115)       (7,091)      (20,446)
             Real estate and other                                       4,108        (2,232)        9,793
                                                                     ------------  ------------  ------------
                                                                      $   (326)       (1,724)      (16,527)
                                                                     ============  ============  ============

         Fixed maturity securities with an amortized cost of $6,161 and $5,592 as of December 31, 1996 and 1995, respectively, were on deposit with various regulatory agencies as required by law.

(6)      Future Policy Benefits and Claims
         ---------------------------------

         The liability for future policy benefits for investment contracts represents approximately 87% and 87% of the total liability for future policy benefits as of December 31, 1996 and 1995, respectively. The average interest rate credited on investment product policies was approximately 6.3%, 6.6% and 6.5% for the years ended December 31, 1996, 1995 and 1994, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              Interest rates:  Interest rates vary as follows:
              --------------

                   Year of issue                Interest rates
                   -----------------   ----------------------------------------

                   1996                6.6%, not graded
                   1984-1995           6.0% to 10.5%, not graded
                   1966-1983           6.0% to 8.1%, graded over 20 years to 4.0% to 6.6%
                   1965 and prior      generally lower than post 1965 issues

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $240,451 and $245,255 as of December 31, 1996 and 1995, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 13. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.

(7)      Federal Income Tax
         -------------------

         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1996 and 1995 are as follows:

                                                                              1996               1995
                                                                        -----------------   ---------------
             Deferred tax assets:
                Future policy benefits                                        $175,571            149,192
                Liabilities in Separate Accounts                               188,426            129,120
                Mortgage loans on real estate and real estate                   23,366             25,165
                Other policyholder funds                                         7,407              7,424
                Other assets and other liabilities                              53,757             41,847
                                                                        -----------------   ---------------
                  Total gross deferred tax assets                              448,527            352,748
                  Less valuation allowances                                     (7,000)            (7,000)
                                                                        -----------------   ---------------
                  Net deferred tax assets                                      441,527            345,748
                                                                        =================   ===============

             Deferred tax liabilities:
                Deferred policy acquisition costs                              399,345            299,579
                Fixed maturity securities                                      133,210            227,345
                Deferred tax on realized investment gains                       37,597             40,634
                Equity securities and other long-term investments                8,210              3,780
                Other                                                           25,377             21,037
                                                                        -----------------   ---------------
                  Total gross deferred tax liabilities                         603,739            592,375
                                                                        -----------------   ---------------
                                                                              $162,212            246,627
                                                                        =================   ===============

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1996, 1995 and 1994.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Total federal income tax expense for the years ended December 31, 1996, 1995 and 1994 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                                1996                    1995                    1994
                                                   ----------------------   ----------------------   ----------------------
                                                      Amount        %          Amount        %          Amount        %
                                                   ----------------------   ----------------------   ----------------------

             Computed (expected) tax expense          $110,424     35.0        $100,650     35.0         $84,650     35.0
             Tax exempt interest and dividends
                received deduction                        (212)    (0.1)            (18)    (0.0)           (130)    (0.1)
             Other, net                                    677      0.3            (824)    (0.3)         (5,931)    (2.5)
                                                   ------------  --------   ------------- --------   ------------- --------
               Total (effective rate of each year)    $110,889     35.2       $  99,808     34.7         $78,589     32.5
                                                   ============  ========   ============= ========   ============= ========

         Total federal income tax paid was $115,839, $51,840 and $83,239 during the years ended December 31, 1996, 1995 and 1994, respectively.


 (8)     Disclosures about Fair Value of Financial Instruments
         -----------------------------------------------------

         SFAS NO. 107 - DISCLOSURES ABOUT FAIR VALUE OF FINANCIAL INSTRUMENTS (SFAS 107) requires disclosure of fair value information about existing on and off-balance sheet financial instruments. SFAS 107 defines the fair value of a financial instrument as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques.

         These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments. SFAS 107 excludes certain assets and liabilities from its disclosure requirements. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from SFAS 107 disclosures, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              CASH, SHORT-TERM INVESTMENTS AND POLICY LOANS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              FIXED MATURITY AND EQUITY SECURITIES: Fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

              MORTGAGE LOANS ON REAL ESTATE: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgages in default is the estimated fair value of the underlying collateral.

              INVESTMENT CONTRACTS: Fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analyses. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              POLICYHOLDERS' DIVIDEND ACCUMULATIONS AND OTHER POLICYHOLDER
              FUNDS: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 9.

           Carrying amount and estimated fair value of financial instruments subject to SFAS 107 and policy reserves on life insurance contracts were as follows as of December 31, 1996 and 1995:

                                                                           1996                            1995
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
                                                                 amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------
               Assets
               ------
               Investments:
                  Securities available-for-sale:
                     Fixed maturity securities                 $12,304,639     12,304,639        12,485,564      12,485,564
                     Equity securities                              59,131         59,131            29,953          29,953
                  Mortgage loans on real estate, net             5,272,119      5,397,865         4,602,764       4,961,655
                  Policy loans                                     371,816        371,816           336,356         336,356
                  Short-term investments                             4,789          4,789            32,792          32,792
               Cash                                                 43,784         43,784             9,455           9,455
               Assets held in Separate Accounts                 26,926,702     26,926,702        18,591,108      18,591,108

               Liabilities
               -----------
               Investment contracts                             13,914,441     13,484,526        13,229,360      12,876,798
               Policy reserves on life insurance contracts       2,971,337      2,775,991         2,836,323       2,733,486
               Policyholders' dividend accumulations               361,401        361,401           348,027         348,027
               Other policyholder funds                             60,073         60,073            65,297          65,297
               Liabilities related to Separate Accounts         26,926,702     26,164,213        18,591,108      18,052,362

(9)      Additional Financial Instruments Disclosures
         --------------------------------------------

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $327,456 extending into 1997 were outstanding as of December 31, 1996.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 21% (20% in 1995) in any geographic area and no more than 2% (2% in 1995) with any one borrower as of December 31, 1996.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1996 and 1995. See note 6.

         The summary below depicts loans by remaining principal balance as of December 31, 1996 and 1995:

                                                                                             Apartment
                                                Office       Warehouse         Retail         & other           Total
                                              ------------  -------------   -------------   -------------   --------------
               1996:
                 East North Central             $139,518        119,069         549,064         215,038        1,022,689
                 East South Central               33,267         22,252         172,968          90,623          319,110
                 Mountain                         17,972         43,027         113,292          73,390          247,681
                 Middle Atlantic                 129,077         54,046         160,833          18,498          362,454
                 New England                      33,348         43,581         161,960               -          238,889
                 Pacific                         202,562        325,046         424,295         110,108        1,062,011
                 South Atlantic                  103,889        134,492         482,934         385,185        1,106,500
                 West North Central              126,467          2,441          75,180          40,529          244,617
                 West South Central              104,877        120,314         197,090         304,256          726,537
                                              -------------   -------------   -------------   --------------  ------------
                                                $890,977        864,268       2,337,616       1,237,627        5,330,488
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            58,369
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $5,272,119
                                                                                                            ==============


               1995:
                 East North Central             $138,965        101,925         514,995         175,213          931,098
                 East South Central               21,329         13,053         180,858          82,383          297,623
                 Mountain                              -         17,219         138,220          45,274          200,713
                 Middle Atlantic                 116,187         64,813         158,252          10,793          350,045
                 New England                       9,559         39,525         148,449               1          197,534
                 Pacific                         183,206        233,186         374,915         105,419          896,726
                 South Atlantic                  106,246         73,541         446,800         278,265          904,852
                 West North Central              133,899         14,205          78,065          36,651          262,820
                 West South Central               69,140         92,594         190,299         267,268          619,301
                                              ------------  ------------    -------------   -------------   --------------
                                                $778,531        650,061       2,230,853       1,001,267        4,660,712
                                              ============  =============   =============   =============
                    Less valuation allowances and unamortized discount                                            57,948
                                                                                                            --------------
                         Total mortgage loans on real estate, net                                             $4,602,764
                                                                                                            ==============

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(10)     Pension Plan
         ------------

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one thousand hours of service within a twelve-month period and who have met certain age requirements. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan. Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1996, 1995 and 1994 were $7,381, $10,478 and
         $10,063, respectively.

         The Company's net accrued pension expense as of December 31, 1996 and 1995 was $1,075 and $1,392, respectively.

         The net periodic pension cost for the Nationwide Insurance Enterprise Retirement Plan as a whole for the year ended December 31, 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the years ended December 31, 1995 and 1994 follows:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Service cost (benefits earned during the period)       $   75,466           64,524            64,740
              Interest cost on projected benefit obligation             105,511           95,283            73,951
              Actual return on plan assets                             (210,583)        (249,294)          (21,495)
              Net amortization and deferral                             101,795          143,353           (62,150)
                                                                   ---------------  ---------------   ---------------
                                                                     $   72,189           53,866            55,046
                                                                   ===============  ===============   ===============


         Basis for measurements, net periodic pension cost:

                                                                        1996             1995              1994
                                                                   ---------------  ---------------   ---------------

              Weighted average discount rate                           6.00%            7.50%             5.75%
              Rate of increase in future compensation levels           4.25%            6.25%             4.50%
              Expected long-term rate of return on plan assets         6.75%            8.75%             7.00%

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Information regarding the funded status of the Nationwide Insurance Enterprise Retirement Plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                1996              1995
                                                                           ---------------   ---------------
              Accumulated benefit obligation:
                 Vested                                                      $1,338,554         1,236,730
                 Nonvested                                                       11,149            26,503
                                                                           ---------------   ---------------
                                                                             $1,349,703         1,263,233
                                                                           ===============   ===============

              Net accrued pension expense:
                 Projected benefit obligation for services rendered to
                    date                                                     $1,847,828         1,780,616
                 Plan assets at fair value                                    1,947,933         1,738,004
                                                                           ---------------   ---------------
                    Plan assets in excess of (less than) projected benefit
                       obligation                                               100,105           (42,612)
                 Unrecognized prior service cost                                 37,870            42,845
                 Unrecognized net gains                                        (201,952)          (63,130)
                 Unrecognized net asset at transition                            37,158            41,305
                                                                           ---------------   ---------------
                                                                            $   (26,819)          (21,592)
                                                                           ===============   ===============

         Basis for measurements, funded status of plan:

                                                                                1996              1995
                                                                           ---------------   ---------------

              Weighted average discount rate                                   6.50%             6.00%
              Rate of increase in future compensation levels                   4.75%             4.25%

         Assets of the Nationwide Insurance Enterprise Retirement Plan are invested in group annuity contracts of NLIC and ELICW.

(11)     Postretirement Benefits Other Than Pensions
         -------------------------------------------

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation; however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1996 and 1995 was $34,884 and $33,537, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1996, 1995 and 1994 was $3,286, $3,132 and $4,284, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The amount of NPPBC for the plan as a whole for the years ended December 31, 1996, 1995 and 1994 was as follows:

                                                                                        1996          1995          1994
                                                                                     -----------   -----------   -----------

             Service cost (benefits attributed to employee service during the year)   $  6,541         6,235         8,586
             Interest cost on accumulated postretirement benefit obligation             13,679        14,151        14,011
             Actual return on plan assets                                               (4,348)       (2,657)       (1,622)
             Amortization of unrecognized transition obligation of affiliates              173         2,966           568
             Net amortization and deferral                                               1,830        (1,619)        1,622
                                                                                     -----------   -----------   -----------
                                                                                       $17,875        19,076        23,165
                                                                                     ===========   ===========   ===========

         Information regarding the funded status of the plan as a whole as of December 31, 1996 and 1995 follows:

                                                                                             1996              1995
                                                                                        ---------------   ---------------
             Accrued postretirement benefit expense:
                Retirees                                                                  $   92,954            88,680
                Fully eligible, active plan participants                                      23,749            28,793
                Other active plan participants                                                83,986            90,375
                                                                                        ---------------   ---------------
                   Accumulated postretirement benefit obligation (APBO)                      200,689           207,848
                Plan assets at fair value                                                     63,044            54,325
                                                                                        ---------------   ---------------
                   Plan assets less than accumulated postretirement benefit obligation      (137,645)         (153,523)
                Unrecognized transition obligation of affiliates                               1,654             1,827
                Unrecognized net gains                                                       (23,225)           (1,038)
                                                                                        ---------------   ---------------
                                                                                           $(159,216)         (152,734)
                                                                                        ===============   ===============

         Actuarial assumptions used for the measurement of the APBO as of December 31, 1996 and 1995 and the NPPBC for 1996, 1995 and 1994 were as follows:

                                                      1996          1996         1995         1995         1994
                                                      APBO         NPPBC         APBO        NPPBC         NPPBC
                                                   ------------  -----------  -----------  -----------  ------------

             Discount rate                            7.25%         6.65%        6.75%        8.00%        7.00%
             Long-term rate of return on plan
                 assets, net of tax                     -           4.80%         -           8.00%         N/A
             Assumed health care cost trend rate:
                 Initial rate                        11.00%        11.00%       11.00%       10.00%       12.00%
                 Ultimate rate                        6.00%         6.00%        6.00%        6.00%        6.00%
                 Uniform declining period           12 Years      12 Years     12 Years     12 Years     12 Years


         The health care cost trend rate assumption has an effect on the amounts reported. For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1996 by $701 and the NPPBC for the year ended December 31, 1996 by $83.

(12) Shareholder's Equity, Regulatory Risk-Based Capital, Retained Earnings and Dividend Restrictions
         ---------------------------------------------------------------------

         Each insurance company's state of domicile imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and each of its insurance company subsidiaries exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         The statutory capital shares and surplus of NLIC as of December 31, 1996, 1995 and 1994 was $1,000,647, $1,363,031 and $1,262,861,
         respectively. The statutory net income of NLIC for the years ended December 31, 1996, 1995 and 1994 was $73,218, $86,529 and $76,532,
         respectively.

         NLIC is limited in the amount of shareholder dividends it may pay without prior approval by the Department of Insurance of the State of Ohio (the Department). NLIC's dividend of the outstanding shares of common stock of certain companies which was declared on September 24, 1996 and the anticipated $850,000 dividend (as discussed in note 1) are deemed extraordinary under Ohio insurance laws. As a result of such dividends, any dividend paid by NLIC during the 12-month period immediately following the $850,000 dividend would also be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its stockholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and stockholder dividends in the future.

(13)     Transactions With Affiliates
         ----------------------------

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1996, 1995 and 1994, the Company made lease payments to NMIC and its subsidiaries of $9,065, $8,986 and $8,133, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $101,584, $107,112, and $100,601 in 1996,
         1995 and 1994, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the intercompany agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $15,111 and $1,186 as of December 31, 1996 and 1995, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1996 and 1995 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

         Intercompany reinsurance contracts exist between NLIC and, respectively NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to NLIC's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of NLIC's agreements, the investment risk associated with changes in interest rates is borne by NMIC or ELICW, as the case may be. Risk of asset default is retained by NLIC, although a fee is paid by NMIC or ELICW, as the case may be, to NLIC for the NLIC's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. NLIC believes that the terms of the modified coinsurance agreements are consistent in all material respects with what NLIC could have obtained with unaffiliated parties.

         Amounts ceded to ELICW in 1996 are included in ELICW's results of operations for 1996 which, combined with the results of WCLIC and NCC, are summarized in note 2. Amounts ceded to ELICW in 1996 include premiums of $224,224, net investment income and other revenue of $14,833, and benefits, claims and other expenses of $246,641. Amounts ceded to NMIC in 1996 include premiums of $97,331, net investment income of $10,890, and benefits, claims and other expenses of $100,476.

         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC) and California Cash Management Company (CCMC), both affiliates, under which NCMC and CCMC act as common agents in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC and CCMC were $4,789 and $9,654 as of December 31, 1996 and 1995, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On April, 5 1996, Nationwide Corp. contributed all of the outstanding shares, with shareholder equity value of $30, of NISC to NLIC. NLIC contributed an additional $500 to NISC on August 30, 1996.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46,918. As discussed in note 2, WCLIC is accounted for as discontinued operations.

         Effective December 31, 1994, NLIC purchased all of the outstanding shares of common stock of ELICW from Wausau Service Corporation (WSC) for $155,000. NLIC transferred fixed maturity securities and cash with a fair value of $155,000 to WSC on December 28, 1994, which resulted in a realized loss of $19,239 on the disposition of the securities. The purchase price approximated both the historical cost basis and fair value of net assets of ELICW. ELICW has and will continue to share home office, other facilities, equipment and common management and administrative services with WSC. As discussed in note 2, ELICW is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies which are also subsidiaries of Nationwide Corp. Total commissions and fees paid to these affiliates for the years ended December 31, 1996, 1995 and 1994 were $76,922, $57,280 and $50,168, respectively.

(14)     Bank Lines of Credit
         --------------------

         In August 1996, NLIC, along with NMIC, established a $600,000 revolving credit facility which provides for a $600,000 loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

(15)     Contingencies
         -------------

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(16)     Segment Information
         -------------------

         The Company has three primary segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses, investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         During 1996, the Company changed its reporting segments to better reflect the way the businesses are managed. Prior periods have been restated to reflect these changes.

         The following table summarizes the revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1996, 1995 and 1994 and assets as of December 31, 1996, 1995 and 1994, by business segment.

                                                                              1996              1995              1994
                                                                        -----------------  ---------------   ---------------
              Revenues:
                   Variable Annuities                                      $    284,638          189,071           132,687
                   Fixed Annuities                                            1,092,566        1,051,970           939,868
                   Life Insurance                                               435,657          409,135           383,150
                   Corporate and Other                                          179,977          148,475           143,794
                                                                        -----------------  ---------------   ---------------
                                                                           $  1,992,838        1,798,651         1,599,499
                                                                        =================  ===============   ===============

              Income from continuing operations before federal income tax expense:
                   Variable Annuities                                            90,244           50,837            24,574
                   Fixed Annuities                                              135,405          137,000           138,950
                   Life Insurance                                                67,242           67,590            53,046
                   Corporate and Other                                           22,606           32,145            25,288
                                                                        -----------------  ---------------   ---------------
                                                                          $     315,497          287,572           241,858
                                                                        =================  ===============   ===============

              Assets:

                   Variable Annuities                                        25,069,725       17,333,039        11,146,465
                   Fixed Annuities                                           13,994,715       13,250,359        11,668,973
                   Life Insurance                                             3,353,286        3,027,420         2,752,283
                   Corporate and Other                                        5,348,520        4,896,815         3,678,303
                                                                        -----------------  ---------------   ---------------
                                                                            $47,766,246       38,507,633        29,246,024
                                                                        =================  ===============   ===============


                                                                                                                 SCHEDULE I

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                               Consolidated Summary of Investments -
                                             Other Than Investments in Related Parties

                                                      As of December 31, 1996
                                                         ($000's omitted)

--------------------------------------------------------------- ---------------    --------------   -----------------
                           Column A                                 Column B         Column C          Column D
--------------------------------------------------------------- ---------------    --------------   -----------------
                                                                                                    Amount at which
                                                                                                     shown in the
                                                                                                     consolidated
                      Type of Investment                              Cost         Market value      balance sheet
--------------------------------------------------------------- ---------------    --------------   -----------------
Fixed maturity securities available-for-sale:
   Bonds:
      U.S. Government and government agencies and authorities     $  3,757,887        3,834,762           3,834,762
      States, municipalities and political subdivisions                  6,242            6,690               6,690
      Foreign governments                                              100,656          101,940             101,940
      Public utilities                                               1,798,736        1,843,938           1,843,938
      All other corporate                                            6,307,357        6,517,309           6,517,309
                                                                ---------------    --------------   -----------------
          Total fixed maturity securities available-for-sale        11,970,878       12,304,639          12,304,639
                                                                ---------------    --------------   -----------------

Equity securities available-for-sale:
   Common stocks:
      Industrial, miscellaneous and all other                           43,501           50,405              50,405
   Non-redeemable preferred stock                                          389            8,726               8,726
                                                                ---------------    --------------   -----------------
          Total equity securities available-for-sale                    43,890           59,131              59,131
                                                                ---------------    --------------   -----------------

Mortgage loans on real estate, net                                   5,327,317                            5,272,119 (1)
Real estate, net:
   Investment properties                                               253,383                              217,611 (1)
   Acquired in satisfaction of debt                                     57,933                               48,148 (1)
Policy loans                                                           371,816                              371,816
Other long-term investments                                             27,370                               28,668 (2)
Short-term investments                                                   4,789                                4,789
                                                                ---------------                      ----------------
          Total investments                                        $18,057,376                           18,306,921
                                                                ===============                      ================

----------
(1) Difference from Column B is primarily due to valuation allowances due to impairments on mortgage loans on real estate and due to accumulated depreciation and valuation allowances due to impairments on real estate. See note 5 to the consolidated financial statements.

(2) Difference from Column B is primarily due to operating gains of investments in limited partnerships.







See accompanying independent auditors' report.


                                                                                                               SCHEDULE III

                                    NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                            Supplemental Insurance Information

                                          As of December 31, 1996, 1995 and 1994
                                           and for each of the years then ended

                                                     ($000's omitted)

----------------------------------- --------------  ------------------  -----------------   ------------------ ---------------
             Column A                  Column B          Column C            Column D           Column E          Column F
----------------------------------- --------------  ------------------  -----------------   -----------------  ---------------
                                       Deferred       Future policy                            Other policy
                                        policy      benefits, losses,                           claims and
                                     acquisition        claims and      Unearned premiums    benefits payable    Premium
             Segment                    costs         loss expenses            (1)                 (2)           revenue
----------------------------------- --------------  ------------------  -----------------    ----------------  --------------

1996: Variable Annuities               $   791,611                   -                                      -               -
      Fixed Annuities                      242,421          14,952,877                                    687          24,030
      Life Insurance                       414,417           1,995,802                                395,739         174,612
      Corporate and Other                  (81,940)            230,381                                 25,048               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,366,509          17,179,060                                421,474         198,642
                                    ==============  ==================                       ================  ==============

1995: Variable Annuities                   571,283                   -                                      -               -
      Fixed Annuities                      221,111          14,221,622                                    455          32,774
      Life Insurance                       366,876           1,898,641                                383,983         166,332
      Corporate and Other                 (138,914)            238,351                                 28,886               -
                                    --------------  ------------------                       ----------------  --------------
             Total                      $1,020,356          16,358,614                                413,324         199,106
                                    ==============  ==================                       ================  ==============

1994: Variable Annuities                   395,397                   -                                      -               -
      Fixed Annuities                      198,639          12,633,253                                    240          20,134
      Life Insurance                       327,079           1,806,762                                371,984         156,524
      Corporate and Other                   74,445             233,569                                 26,927               -
                                    --------------  ------------------                       ----------------  --------------
             Total                     $   995,560          14,673,584                                399,151         176,658
                                    ==============  ==================                       ================  ==============

----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
             Column A                  Column G          Column H            Column I           Column J          Column K
----------------------------------- -------------- -------------------  -----------------    ----------------  --------------
                                         Net                               Amortization           Other
                                      investment    Benefits, claims,      of deferred          operating
                                        income          losses and            policy            expenses          Premiums
             Segment                     (3)       settlement expenses  acquisition costs          (3)            written
----------------------------------- -------------- -------------------  -----------------   -----------------  --------------

1996: Variable Annuities               $   (21,449)              4,624             57,412             132,357
      Fixed Annuities                    1,050,557             838,533             38,635              79,737
      Life Insurance                       174,002             211,386             37,347              78,965
      Corporate and Other                  154,649             106,037                  -              51,335
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,357,759           1,160,580            133,394             342,394
                                    ============== ===================  =================   =================

1995: Variable Annuities                   (17,640)              2,881             26,264             109,089
      Fixed Annuities                    1,002,718             804,980             29,499              80,260
      Life Insurance                       171,255             201,986             31,021              68,832
      Corporate and Other                  137,700             105,646             (4,089)             14,773
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,294,033           1,115,493             82,695             272,954
                                    ============== ===================  =================   =================

1994: Variable Annuities                   (13,415)              2,277             22,135              83,701
      Fixed Annuities                      903,572             702,082             29,849              69,975
      Life Insurance                       166,329             191,006             29,495              69,861
      Corporate and Other                  154,325              97,302              4,089              17,115
                                    -------------- -------------------  -----------------   -----------------
             Total                      $1,210,811             992,667             85,568             240,652
                                    ============== ===================  =================   =================

----------
(1)  Unearned premiums are included in Column C amounts.

(2) Column E agrees to the sum of the Balance Sheet captions, Policyholders' dividend accumulations and Other policyholder funds.

(3) Allocations of net investment income and certain general expenses are based on a number of assumptions and estimates, and reported operating results would change by segment if different methods were applied.



See accompanying independent auditors' report.

                                                                    SCHEDULE IV

                              NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                  Reinsurance

                                    As of December 31, 1996, 1995 and 1994
                                     and for each of the years then ended

                                                ($000's omitted)

-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
           Column A                  Column B           Column C           Column D          Column E          Column F
-------------------------------   ----------------- -----------------  ----------------   ----------------  ---------------
                                                                                                              Percentage
                                                        Ceded to         Assumed from                         of amount
                                   Gross amount      other companies   other companies      Net amount      assumed to net
                                  ----------------- -----------------  ----------------   ----------------  ---------------
1996:
Life insurance in force              $47,071,264          6,633,567            288,593        40,726,290           0.7%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        225,615             29,282              2,309           198,642           1.2%
   Accident and health insurance         291,871            305,789             13,918                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   517,486            335,071             16,227           198,642           8.2%
                                  ================= =================  ================   ================  ===============


1995:
Life Insurance in force              $41,087,025          8,935,743            391,174        32,542,456           1.2%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        221,257             24,360              2,209           199,106           1.1%
   Accident and health insurance         298,058            313,036             14,978                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   519,315            337,396             17,187           199,106           8.6%
                                  ================= =================  ================   ================  ===============


1994:
Life Insurance in force              $35,926,633          7,550,623            829,742        29,205,752           2.8%
                                  ================= =================  ================   ================  ===============

Premiums:
   Life insurance                        198,705             24,912              2,865           176,658           1.6%
   Accident and health insurance         303,435            321,696             18,261                 -         N/A
                                  ----------------- -----------------  ----------------   ----------------  ---------------
          Total                      $   502,140            346,608             21,126           176,658          12.0%
                                  ================= =================  ================   ================  ===============

----------
Note: The life insurance caption represents principally premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on invesment products and universal life insurance products.


See accompanying independent auditors' report.


                                                                                                                 SCHEDULE V

                                        NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES

                                                 Valuation and Qualifying Accounts

                                           Years ended December 31, 1996, 1995 and 1994
                                                         ($000's omitted)

-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                    Column A                         Column B               Column C               Column D      Column E
-------------------------------------------------  ------------   -----------------------------   ------------ -------------
                                                    Balance at     Charged to                                   Balance at
                                                   beginning of     costs and      Charged to     Deductions      end of
                  Description                         period        expenses     other accounts      (1)          period
-------------------------------------------------  ------------   ------------   --------------   ------------ -------------
1996:
Valuation  allowances - mortgage loans on real
   estate                                              $49,128          4,497               -          2,587        51,038
Valuation allowances - real estate                      25,819        (10,600)              -              -        15,219
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $74,947         (6,103)              -          2,587        66,257
                                                   ============   ============   ==============   ============ =============


1995:
Valuation allowances - fixed maturity securities             -          8,908               -          8,908             -
Valuation  allowances  - mortgage  loans on real
   estate                                               46,381          7,433               -          4,686        49,128
Valuation allowances - real estate                      27,330         (1,511)              -              -        25,819
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $73,711         14,830               -         13,594        74,947
                                                   ============   ============   ==============   ============ =============


1994:
Valuation allowances - fixed maturity securities         4,800         (4,800)              -              -             -
Valuation  allowances  - mortgage  loans on real
   estate                                               42,150         20,445               -         16,214        46,381
Valuation allowances - real estate                      31,357         (4,027)              -              -        27,330
                                                   ------------   ------------   --------------   ------------ -------------
     Total                                             $78,307         11,618               -         16,214        73,711
                                                   ============   ============   ==============   ============ =============

----------
(1)  Amounts represent direct write-downs charged against the valuation allowance.



See accompanying independent auditors' report.

PART C. OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a) Financial Statements:
             (1) Financial statements and schedule included                 Page
                 in Prospectus
                 (Part A):

                 Condensed Financial Information.                            15
              (2)Financial statements and schedule included
                 in Part B:
                 Those financial statements and schedule                     66
                 required by Item 23 to be included in Part B have been incorporated therein by reference to the Prospectus (Part A).

         Nationwide Variable Account-II:
                 Independent Auditors' Report.                               66
                 Statement of Assets, Liabilities and Contract               67
                 Owners' Equity as of December 31, 1996.
                 Statements of Operations and Changes in                     69
                 Contract Owners' Equity for the years ended
                 December 31, 1996, 1995 and 1994.
                 Notes to Financial Statements.                              70
                 Schedule I                                                  79

         Nationwide Life Insurance Company:
                 Independent Auditors' Report.                               89
                 Consolidated Balance Sheets as of December                  89
                 31, 1996 and 1995.
                 Consolidated Statements of Income for the                   91
                 years ended December 31, 1996, 1995 and
                 1994.
                 Consolidated Statements of Shareholder's                    92
                 Equity for the years ended December 31,
                 1996, 1995 and 1994.
                 Consolidated Statements of Cash Flows for                   93
                 the years ended December 31, 1996, 1995
                 and 1994.
                 Notes to Consolidated Financial Statements.                 94

                 Schedule I - Consolidated Summary of Investments - Other
                 Than Investments in Related Parties                        114

                 Schedule III - Supplementary Insurance Information         115

                 Schedule IV - Reinsurance                                  116
                 Schedule V - Valuation and Qualifying Accounts             117



                                   118 of 136

Item 24. (b) Exhibits

                   (1) Resolution of the Depositor's Board of Directors authorizing the establishment of the Registrant - Filed previously with the Registration Statement, and hereby incorporated by reference.

                   (2)  Not Applicable

                   (3) Underwriting or Distribution of contracts between the Registrant and Principal Underwriter - Filed previously with the Registration Statement, and hereby incorporated by reference.

                  (4)   The form of the variable annuity contract -
                        Attached hereto.

                  (5)   Variable Annuity Application
                        Attached hereto

                  (6)   Articles of Incorporation of Depositor -
                        Filed previously with the Registration
                        Statement, and hereby incorporated by
                        reference.

                  (7)   Not Applicable

                  (8)   Not Applicable

                  (9) Opinion of Counsel - Filed previously with the Registration Statement, and hereby incorporated by reference.

                 (10)   Not Applicable

                 (11)   Not Applicable

                 (12)   Not Applicable

                 (13)   Performance Advertising Calculation
                        Schedule - Filed previously with Post-
                        Effective Amendment No. 14 to the
                        Registration Statement, and hereby
                        incorporated by reference.


                                   119 of 136

Item 25. Directors and Officers of the Depositor

       Name and Principal                         Positions and Offices
        Business Address                             With Depositor

      Lewis J. Alphin                                    Director
      519 Bethel Church Road
      Mount Olive, NC  28365

      Keith W. Eckel                                     Director
      1647 Falls Road
      Clarks Summit, PA 18411

      Willard J. Engel                                   Director
      1100 East Main Street
      Marshall, MN 56258

      Fred C. Finney                                     Director
      1558 West Moreland Road
      Wooster, OH 44691

      Charles L. Fuellgraf, Jr.                          Director
      600 South Washington Street
      Butler, PA  16001

      Joseph J. Gasper                     President and Chief Operating Officer
      One Nationwide Plaza                             and Director
      Columbus, OH  43215


      Henry S. Holloway                               Chairman of the
      1247 Stafford Road                            Board and Director
      Darlington, MD  21034

      Dimon Richard McFerson               Chairman and Chief Executive Officer-
      One Nationwide Plaza                    Nationwide Insurance Enterprise
      Columbus, OH  43215                              and Director


      David O. Miller                                    Director
      115 Sprague Drive
      Hebron, OH  43025


      C. Ray Noecker                                     Director
      2770 Winchester Southern S.
      Ashville, OH 43103


      James F. Patterson                                 Director
      8765 Mulberry Road
      Chesterland, OH  44026


                                   120 of 136

       Name and Principal                         Positions and Offices
        Business Address                             With Depositor

      Arden L. Shisler                                   Director
      1356 North Wenger Road
      Dalton, OH  44618

      Robert L. Stewart                                  Director
      88740 Fairview Road
      Jewett, OH  43986

      Nancy C. Thomas                                    Director
      10835 Georgetown Street NE
      Louisville, OH  44641

      Harold W. Weihl                                    Director
      14282 King Road
      Bowling Green, OH  43402

      Gordon E. McCutchan                        Executive Vice President,
      One Nationwide Plaza                      Law and Corporate Services
      Columbus, OH  43215                              and Secretary

      Robert A. Oakley                           Executive Vice President-
      One Nationwide Plaza                        Chief Financial Officer
      Columbus, OH  43215


      Robert J. Woodward, Jr.                   Executive Vice President -
      One Nationwide Plaza                       Chief Investment Officer
      Columbus, OH 43215


      James E. Brock                              Senior Vice President -
      One Nationwide Plaza                        Life Company Operations
      Columbus, OH  43215

      W. Sidney Druen                        Senior Vice President and General
      One Nationwide Plaza                    Counsel and Assistant Secretary
      Columbus, OH  43215

      Harvey S. Galloway, Jr.              Senior Vice President-Chief Actuary-
      One Nationwide Plaza                      Life, Health and Annuities
      Columbus, OH  43215

      Richard A. Karas                        Senior Vice President - Sales -
      One Nationwide Plaza                          Financial Services
      Columbus, OH  43215


      Michael D. Bleiweiss                            Vice President-
      One Nationwide Plaza                     Individual Annuity Operation
      Columbus, OH  43215



                                   121 of 136

       Name and Principal                         Positions and Offices
        Business Address                             With Depositor


      Matthew S. Easley                         Vice President - Marketing,
      One Nationwide Plaza                       Innovation and Compliance
      Columbus, OH  43215

      Ronald L. Eppley                                Vice President-
      One Nationwide Plaza                         Applications Service
      Columbus, OH  43215


      Timothy E. Murphy                               Vice President-
      One Nationwide Plaza                          Strategic Marketing
      Columbus, OH  43215


      R. Dennis Noice                                 Vice President-
      One Nationwide Plaza                           Retail Operations
      Columbus, OH  43215


      Joseph P. Rath                                  Vice President
      One Nationwide Plaza
      Columbus, OH  43215

Item 26. Persons Controlled by or Under Common Control with the Depositor or Registrant.

     *    Subsidiaries for which separate financial statements are filed

     ** Subsidiaries included in the respective consolidated financial statements

     *** Subsidiaries included in the respective group financial statements filed for unconsolidated subsidiaries

     **** other subsidiaries


                                   122 of 136

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                                  Chart) unless
                                                  STATE             otherwise
                   COMPANY                   OF ORGANIZATION        indicated                   PRINCIPAL BUSINESS


    Affiliate Agency, Inc.                       Delaware                         Life Insurance Agency

    Affiliate Agency of Ohio, Inc.                 Ohio                           Life Insurance Agency
    Allnations, Inc.                               Ohio                           Promotes cooperative insurance corporations
                                                                                  worldwide
    American Marine Underwriters, Inc.           Florida                          Underwriting Manager
    Auto Direkt Insurance Company                Germany                          Insurance Company
    The Beak and Wire Corporation                  Ohio                           Radio Tower Joint Venture
    California Cash Management Company          California                        Investment Securities Agent
    Colonial County Mutual insurance              Texas                           Insurance Company
    Company
    Colonial Insurance Company of               California                        Insurance Company
    California
    Columbus Insurance Brokerage and             Germany                          Insurance Broker
    Service GMBH

    Companies Agency, Inc.                      Wisconsin                         Insurance Broker

    Companies Agency Insurance Services         California                        Insurance  Broker
    of California
    Companies Agency of Alabama, Inc.            Alabama                          Insurance Broker
    Companies Agency of Idaho, Inc.               Idaho                           Insurance Broker
    Companies Agency of Illinois, Inc.           Illinois                         Acts as Collection Agent for Policies placed
                                                                                  through Brokers
    Companies Agency of Kentucky, Inc.           Kentucky                         Insurance Broker
    Companies Agency of Massachusetts,        Massachusetts                       Insurance Broker
    Inc.
    Companies Agency of New York, Inc.           New York                         Insurance Broker
    Companies Agency of Pennsylvania, Inc.     Pennsylvania                       Insurance Broker
    Companies Agency of Phoenix, Inc.            Arizona                          Insurance Broker
    Companies Agency of Texas, Inc.               Texas                           Insurance Broker
    Companies Annuity Agency of Texas,            Texas                           Insurance Broker
    Inc.
    Countrywide Services Corporation             Delaware                         Products Liability, Investigative and Claims
                                                                                  Management Services
    Employers Insurance of Wausau A             Wisconsin                         Insurance Company
    Mutual Company
**  Employers Life Insurance Company of         Wisconsin                         Life Insurance Company
    Wausau
    F & B, Inc.                                    Iowa                           Insurance Agency
    Farmland Mutual Insurance Company              Iowa                           Insurance Company


                                   123 of 136

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                                  Chart) unless
                                                  STATE             otherwise
                   COMPANY                   OF ORGANIZATION        indicated                   PRINCIPAL BUSINESS

    Financial Horizons Distributors              Alabama                          Life Insurance Agency
    Agency of Alabama, Inc.

    Financial Horizons Distributors                Ohio                           Life Insurance Agency
    Agency of Ohio, Inc.

    Financial Horizons Distributors              Oklahoma                         Life Insurance Agency
    Agency of Oklahoma, Inc.
    Financial Horizons Distributors               Texas                           Life Insurance Agency
    Agency of Texas, Inc.
 *  Financial Horizons Investment Trust       Massachusetts                       Investment Company
    Financial Horizons Securities                Oklahoma                         Broker Dealer
    Corporation
    Gates, McDonald & Company                      Ohio                           Cost Control Business
    Gates, McDonald & Company of Nevada           Nevada                          Self-Insurance Administration Claims
                                                                                  Examinations and Data Processing Services
    Gates, McDonald & Company of New             New York                         Workers Compensation Claims Administration
    York, Inc.

    Gates, McDonald Health Ohio Plus, Inc.         Ohio                           Managed Care Organization

    Greater La Crosse Health Plans, Inc.        Wisconsin                         Writes Commercial Health and Medicare
                                                                                  Supplement Insurance
    Insurance Intermediaries, Inc.                 Ohio                           Insurance Broker and Insurance Agency
    Key Health Plan, Inc.                       California                        Pre-paid health plans
    Landmark Financial Services of New           New York                         Life Insurance Agency
    York, Inc.
    Leben Direkt Insurance Company               Germany                          Life Insurance Company
    Lone Star General Agency, Inc.                Texas                           Insurance Agency
**  MRM Investments, Inc.                          Ohio                           Owns and operates a Recreational Ski Facility
**  National Casualty Company                    Michigan                         Insurance Company
    National Casualty Company of America,     Great Britain                       Insurance Company
    Ltd.
**  National Premium and Benefit                 Delaware                         Insurance Administrative Services
    Administration Company

**  Nationwide Advisory Services, Inc.             Ohio                           Registered Broker-Dealer, Investment Manager
                                                                                  and Administrator
    Nationwide Agency, Inc.                        Ohio                           Insurance Agency

    Nationwide Agribusiness Insurance              Iowa                           Insurance Company
    Company

 *  Nationwide Asset Allocation Trust         Massachusetts                       Investment Company

    Nationwide Cash Management Company             Ohio                           Investment Securities Agent
    Nationwide Communications, Inc.                Ohio                           Radio Broadcasting Business
    Nationwide Community Urban                     Ohio                           Redevelopment of blighted areas within the
    Redevelopment Corporation                                                     City of Columbus, Ohio


                                   124 of 136

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                                  Chart) unless
                                                  STATE             otherwise
                   COMPANY                   OF ORGANIZATION        indicated                   PRINCIPAL BUSINESS

    Nationwide Corporation                         Ohio                           Organized for the purpose of acquiring,
                                                                                  holding, encumbering, transferring, or
                                                                                  otherwise disposing of shares, bonds, and
                                                                                  other evidences of indebtedness, securities,
                                                                                  and contracts of other persons, associations,
                                                                                  corporations, domestic or foreign and to form
                                                                                  or acquire the control of other corporations
 *  Nationwide Development Company                 Ohio                           Owns, leases and manages commercial real estate
    Nationwide Financial Institution             Delaware                         Insurance Agency
    Distributors Agency, Inc.

    Nationwide Financial Services, Inc.          Delaware                         Holding Company

    Nationwide General Insurance Company           Ohio                           Insurance Company
    Nationwide HMO, Inc.                           Ohio                           Health Maintenance Organization
 *  Nationwide Indemnity Company                   Ohio                           Reinsurance Company
    Nationwide Insurance Enterprise                Ohio                           Membership Non-Profit Corporation
    Foundation
    Nationwide Insurance Golf Charities,           Ohio                           Membership Non-Profit Corporation
    Inc.
    Nationwide Investing Foundation              Michigan                         Investment Company
 *  Nationwide Investing                      Massachusetts                       Investment Company
    Foundation II
    Nationwide Investment Services               Oklahoma                         Registered Broker-Dealer in Deferred
    Corporation                                                                   Compensation Market
    Nationwide Investors Services, Inc.            Ohio                           Stock Transfer Agent
**  Nationwide Life and Annuity Insurance          Ohio                           Life Insurance Company
    Company
**  Nationwide Life Insurance Company              Ohio                           Life Insurance Company
    Nationwide Lloyds                             Texas                           Texas Lloyds Company

    Nationwide Management Systems, Inc.            Ohio                           Develops and operates Managed Care Delivery
                                                                                  System

    Nationwide Mutual Fire Insurance               Ohio                           Insurance Company
    Company
    Nationwide Mutual Insurance Company            Ohio                           Insurance Company

    Nationwide Properties, Ltd.                    Ohio                           Develops, owns, and operates real estate and
                                                                                  real estate investments

    Nationwide Property and Casualty               Ohio                           Insurance Company
    Insurance Company

    Nationwide Realty Investors, Ltd.              Ohio                           Develops, owns, and operates real estate and
                                                                                  real estate investments

 *  Nationwide Separate Account Trust         Massachusetts                       Investment Company


                                   125 of 136

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                                  Chart) unless
                                                  STATE             otherwise
                   COMPANY                   OF ORGANIZATION        indicated                   PRINCIPAL BUSINESS


    NEA Valuebuilder Investor Services,          Delaware                         Life Insurance Agency
    Inc.

    NEA Valuebuilder Investor Services of        Alabama                          Life Insurance Agency
    Alabama, Inc.
    NEA Valuebuilder Investor Services of        Arizona                          Life Insurance Agency
    Arizona, Inc.
    NEA Valuebuilder Investor Services of        Montana                          Life Insurance Agency
    Montana, Inc.
    NEA Valuebuilder Investor Services of         Nevada                          Life Insurance Agency
    Nevada, Inc.
    NEA Valuebuilder Investor Services of          Ohio                           Life Insurance Agency
    Ohio, Inc.
    NEA Valuebuilder Investor Services of        Oklahoma                         Life Insurance Agency
    Oklahoma, Inc.
    NEA Valuebuilder Investor Services of         Texas                           Life Insurance Agency
    Texas, Inc.

    NEA Valuebuilder Investor Services of        Wyoming                          Life Insurance Agency
    Wyoming, Inc.

    NEA Valuebuilder Services Insurance       Massachusetts                       Life Insurance Agency
    Agency, Inc.
    Neckura General Insurance Company            Germany                          Insurance Company
    Neckura Holding Company                      Germany                          Administrative Service for Neckura Insurance
                                                                                  Group
    Neckura Insurance Company                    Germany                          Insurance Company
    Neckura Life Insurance Company               Germany                          Life Insurance Company
    NWE, Inc.                                      Ohio                           Special Investments
    PEBSCO of Massachusetts Insurance         Massachusetts                       Markets and Administers Deferred Compensation
    Agency, Inc.                                                                  Plans for Public Employees
    PEBSCO of Texas, Inc.                         Texas                           Markets and Administers Deferred Compensation
                                                                                  Plans for Public Employees
    Pension Associates of Wausau, Inc.          Wisconsin                         Pension plan administration, record keeping
                                                                                  and consulting and compensation consulting

    Physicians Plus Insurance Corporation       Wisconsin                         Health Maintenance Organization
    Prevea Health Insurance Plan, Inc.          Wisconsin                         Health Maintenance Organization
    Public Employees Benefit Services            Delaware                         Markets and Administers Deferred Compensation
    corporation                                                                   Plans for Public Employees

    Public Employees Benefit Services            Alabama                          Markets and Administers Deferred Compensation
    Corporation of Alabama                                                        Plans for Public Employees
    Public Employees Benefit Services            Arkansas                         Markets and Administers Deferred Compensation
    Corporation of Arkansas                                                       Plans for Public Employees


                                   126 of 136

                                                                   NO. VOTING
                                                                   SECURITIES
                                                                  (see Attached
                                                                  Chart) unless
                                                  STATE             otherwise
                   COMPANY                   OF ORGANIZATION        indicated                   PRINCIPAL BUSINESS

    Public Employees Benefit Services            Montana                          Markets and Administers Deferred Compensation
    Corporation of Montana                                                        Plans for Public Employees
    Public Employees Benefit Services           New Mexico                        Markets and Administers Deferred Compensation
    Corporation of New Mexico                                                     Plans for Public Employees
    Scottsdale Indemnity Company                   Ohio                           Insurance Company

    Scottsdale Insurance Company                   Ohio                           Excess and Surplus Lines Insurance Company
    Scottsdale Surplus Lines Insurance           Arizona                          Excess and Surplus Lines Insurance Company
    Company

    SVM Sales GmbH, Neckura Insurance            Germany                          Sales support for Neckura Insurance Group
    Group

    Wausau Business Insurance Company           Wisconsin                         Insurance Company

    Wausau General Insurance Company             Illinois                         Insurance Company
    Wausau Insurance Company (U.K.)           United Kingdom                      Insurance and Reinsurance Company
    Limited
    Wausau International Underwriters           California                        Special Risks, Excess and Surplus Lines
                                                                                  Insurance Underwriting Manager
**  Wausau Preferred Health Insurance           Wisconsin                         Insurance and Reinsurance Company
    Company
    Wausau Service Corporation                  Wisconsin                         Holding Company
    Wausau Underwriters Insurance Company       Wisconsin                         Insurance Company
**  West Coast Life Insurance Company           California                        Life Insurance Company


                                   127 of 136

                                                                     NO. VOTING SECURITIES
                                                                      (see Attached Chart)
                                                  STATE                 unless otherwise
                   COMPANY                   OF ORGANIZATION               indicated                   PRINCIPAL BUSINESS

 *  MFS Variable Account                           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  NACo Variable Account                          Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account

 *  Nationwide DC Variable Account                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide DCVA II                             Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account

 *  Separate Account No. 1                         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Multi-Flex Variable Account         Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide VA Separate Account-A               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                Separate Account
 *  Nationwide VA Separate Account-B               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                Separate Account
    Nationwide VA Separate Account-C               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                Separate Account
 *  Nationwide VA Separate Account-Q               Ohio         Nationwide Life and Annuity     Issuer of Annuity Contracts
                                                                Separate Account
 *  Nationwide Variable Account                    Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Variable Account-II                 Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Variable Account-3                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Variable Account-4                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Variable Account-5                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Fidelity Advisor Variable           Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
    Account                                                     Account
 *  Nationwide Variable Account-6                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account
 *  Nationwide Variable Account-8                  Ohio         Nationwide Life Separate        Issuer of Annuity Contracts
                                                                Account

 *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
    Account-A                                                   Separate Account
 *  Nationwide VL Separate                         Ohio         Nationwide Life and Annuity     Issuer of Life Insurance Policies
    Account-B                                                   Separate Account
 *  Nationwide VLI Separate Account                Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                Account
 *  Nationwide VLI Separate Account-2              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                Account
 *  Nationwide VLI Separate Account-3              Ohio         Nationwide Life Separate        Issuer of Life Insurance Policies
                                                                Account



                                   128 of 136

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                               (left side)
------------------------
| NATIONWIDE INSURANCE |
| GOLF CHARITIES, INC. |
|                      |
|      MEMBERSHIP      |
|      NONPROFIT       |
|     CORPORATION      |
------------------------
                                                  ------------------------------------------
                                                  |      EMPLOYERS INSURANCE OF WAUSAU     |
                                                  |           A MUTUAL COMPANY             |
                                                  |             (EMPLOYERS)                |
                                                  |                                        |========================================
                                                  | Contribution Note         Cost         |
                                                  | -----------------         ----         |
                                                  | Casualty                  $400,000,000 |
                                                  ------------------------------------------
                                                                |
           -----------------------------------------------------------------------
           |                                  |                                  |
---------------------------       ---------------------------       ----------------------------         ---------------------------
|    SAN DIEGO LOTUS      |       |   WAUSAU INSURANCE CO.  |       |      WAUSAU SERVICE      |         |                         |
|     CORPORATION         |       |      (U.K.) LIMITED     |       |     CORPORATION (WSC)    |         |    NATIONWIDE LLOYDS    |
|Common Stock: 748,212    |       |Common Stock: 8,506,800  |       |Common Stock: 1,000 Shares|         |                         |
|------------  Shares     |       |------------  Shares     |       |------------              |         |                         |
|                         |       |                         |       |                          |=========|                         |
|              Cost       |       |              Cost       |       |              Cost        |     ||  |      A TEXAS LLOYDS     |
|              ----       |       |              ----       |       |              ----        |     ||  |                         |
|Employers-               |       |Employers-               |       |Employers-                |     ||  |                         |
|100%          $29,000,000|       |100%          $18,683,300|       |100%          $176,763,000|     ||  |                         |
---------------------------       ---------------------------       ----------------------------     ||  ---------------------------
                                                                                 |                   ||
                              ---------------------------------------------------------------------  ||
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|     WAUSAU BUSINESS     |   |   |    COMPANIES AGENCY     |   |   |   COUNTRYWIDE SERVICES   |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   |    OF KENTUCKY, INC.    |   |   |        CORPORATION       |  |  ||  |                         |
|Common Stock: 10,900,000 |   |   |Common Stock: 1,000      |   |   |Common Stock: 100 Shares  |  |  ||  |        COMPANIES        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------              |  |  ||  |        AGENCY OF        |
|                         |---|---|                         |   |---|                          |  |  ||==|        TEXAS, INC.      |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |  ||  |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |  ||  |                         |
|WSC-100%      $33,800,000|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $145,852    |  |  ||  |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
                              |                                 |                                 |  ||
---------------------------   |   ---------------------------   |   ----------------------------  |  ||  ---------------------------
|   WAUSAU UNDERWRITERS   |   |   |    COMPANIES AGENCY     |   |   |      WAUSAU GENERAL      |  |  ||  |                         |
|    INSURANCE COMPANY    |   |   | OF MASSACHUSETTS, INC.  |   |   |     INSURANCE COMPANY    |  |  ||  |                         |
|Common Stock: 8,750      |   |   |Common Stock: 1,000      |   |   |Common Stock: 200,000     |  |  ||  |     COMPANIES ANNUITY   |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |  ||  |         AGENCY OF       |
|                         |---|---|                         |   |---|                          |  |  ====|         TEXAS, INC.     |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |                         |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |                         |
|WSC-100%      $69,560,006|   |   |WSC-100%      $1,000     |   |   |WSC-100%      $39,000,000 |  |      |                         |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|   GREATER LA CROSSE     |   |   |    COMPANIES AGENCY     |   |   |   WAUSAU INTERNATIONAL   |  |      |     AMERICAN MARINE     |
|   HEALTH PLANS, INC.    |   |   |    OF NEW YORK, INC.    |   |   |       UNDERWRITERS       |  |      |    UNDERWRITERS, INC.   |
|Common Stock: 3,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 20         |
|------------  Shares     |   |   |------------  Shares     |   |   |------------  Shares      |  |      |------------  Shares     |
|                         |---|---|                         |   |---|                          |  |------|                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-33.3%     $861,761   |   |   |WSC-100%      $1,000     |   |   |WSC-100%      $10,000     |  |      |WSC-100%      $248,222   |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |    COMPANIES AGENCY     |   |   |     COMPANIES AGENCY     |  |      |     COMPANIES AGENCY    |
|    OF ALABAMA, INC.     |   |   |  OF PENNSYLVANIA, INC.  |   |   |    INSURANCE SERVICES    |  |      |     OF ILLINOIS, INC.   |
|                         |   |   |                         |   |   |       OF CALIFORNIA      |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock: 1,000       |  |      |Common Stock: 250        |
|------------  Shares     |   |   |------------  Shares     |   |---|------------  Shares      |  |------|------------  Shares     |
|                         |---|---|                         |   |   |                          |  |      |                         |
|              Cost       |   |   |              Cost       |   |   |              Cost        |  |      |              Cost       |
|              ----       |   |   |              ----       |   |   |              ----        |  |      |              ----       |
|WSC-100%      $100       |   |   |WSC-100%      $100       |   |   |WSC-100%      $1,000      |  |      |WSC-100%      $2,500     |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
                              |                                 |                                 |
---------------------------   |   ---------------------------   |   ----------------------------  |      ---------------------------
|    COMPANIES AGENCY     |   |   |   COMPANIES AGENCY      |   |   |      PHYSICIANS PLUS     |  |      |         COMPANIES       |
|     OF IDAHO, INC.      |   |   |     OF PHOENIX, INC.    |   |   |         INSURANCE        |  |      |        AGENCY, INC.     |
|                         |   |   |                         |   |   |        CORPORATION       |  |      |                         |
|Common Stock: 1,000      |   |   |Common Stock: 1,000      |   |   |Common Stock:    7,150    |  |      |Common Stock: 100        |
|------------  Shares     |   |   |------------  Shares     |   |   |------------     Shares   |  |      |------------  Shares     |
|                         |-------|                         |   |---|Preferred Stock: 11,540   |  |------|                         |
|                         |       |                         |   |   |---------------  Shares   |  |      |                         |
|                         |       |                         |   |   |                          |  |      |                         |
|              Cost       |       |              Cost       |   |   |                Cost      |  |      |              Cost       |
|              ----       |       |              ----       |   |   |                ----      |  |      |              ----       |
|WSC-100%      $1,000     |       |WSC-100%      $1,000     |   |   |WSC-33 1/3%     $6,215,459|  |      |WSC-100%      $10,000    |
---------------------------       ---------------------------   |   ----------------------------  |      ---------------------------
                                                                |                                 |
                                                                |   ----------------------------  |      ---------------------------
                                                                |   |      PREVEA HEALTH       |  |      |    PENSION ASSOCIATES   |
                                                                |   |  INSURANCE PLAN, INC.    |  |      |      OF WAUSAU, INC.    |
                                                                |   |Common Stock: 3,000 Shares|  |      |Common Stock: 1,000      |
                                                                |   |------------              |  |      |------------  Shares     |
                                                                ----|                          |  -------|                         |
                                                                    |                          |         |                         |
                                                                    |              Cost        |         |Companies        Cost    |
                                                                    |              ----        |         |Agency, Inc.     ----    |
                                                                    |WSC-33 1/3%   $500,000    |         |(Wisconsin)-100% $10,000 |
                                                                    ----------------------------         ---------------------------

                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                                  (middle)
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                           INSURANCE COMPANY                               |================================================
       |                              (CASUALTY)                                   |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
              |                        ||                              |
              |                        ||                              -------------------------------------------------------------
              |                        ||    ---------------------------------------------------------------------------------------
              |                        ||    |                                                                      |
--------------------------------       ||    |    --------------------------------                  --------------------------------
|      ALLNATIONS, INC.        |       ||    |    |      NATIONWIDE GENERAL      |                  |        NECKURA HOLDING       |
|Common Stock:    3,136 Shares |       ||    |    |      INSURANCE COMPANY       |                  |       COMPANY (NECKURA)      |
|------------                  |       ||    |    |                              |                  |                              |
|                 Cost         |       ||    |    |Common Stock:    20,000       |                  |Common Stock:    10,000       |
|                 ----         |       ||    |    |------------     Shares       |                  |------------     Shares       |
|Casualty-24.5%   $88,320      |       ||    |    |                 Cost         |                  |                 Cost         |
|Fire-24.5%       $88,463      |       ||    |    |                 ----         |                  |                 ----         |
|Preferred Stock: 1,466 Shares |       ||    |----|Casualty-100%    $5,944,422   |         ---------|Casualty-100%    $87,943,140  |
|---------------               |       ||    |    |                              |         |        |                              |
|                 Cost         |       ||    |    |                              |         |        |                              |
|                 ----         |       ||    |    |                              |         |        |                              |
|Casualty-7.7%    $100,000     |       ||    |    |                              |         |        |                              |
|Fire-7.7%        $100,000     |       ||    |    |                              |         |        |                              |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
                                       ||    |                                             |
--------------------------------       ||    |    --------------------------------         |        --------------------------------
|       FARMLAND MUTUAL        |       ||    |    |      NATIONWIDE PROPERTY     |         |        |           NECKURA            |
|      INSURANCE COMPANY       |       ||    |    |         AND CASUALTY         |         |        |       INSURANCE COMPANY      |
|Guaranty Fund                 |       ||    |    |       INSURANCE COMPANY      |         |        |                              |
|------------                  |=========    |----|Common Stock:    60,000       |         |--------|Common Stock:    6,000        |
|Certificate                   |             |    |------------     Shares       |         |        |------------     Shares       |
|-----------      Cost         |             |    |                 Cost         |         |        |                 Cost         |
|                 ----         |             |    |                 ----         |         |        |Neckura-         ----         |
|Casualty         $500,000     |             |    |Casualty-100%    $6,000,000   |         |        |100%             DM 6,000,000 |
--------------------------------             |    --------------------------------         |        --------------------------------
              |                              |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|        F & B, INC.           |             |    |      COLONIAL INSURANCE      |         |        |         NECKURA LIFE         |
|                              |             |    |     COMPANY OF CALIFORNIA    |         |        |       INSURANCE COMPANY      |
|Common Stock:    1 Share      |             |    |          (COLONIAL)          |         |        |                              |
|------------                  |             |----|Common Stock:    1,750        |         |--------|Common Stock:   4,000         |
|                 Cost         |             |    |------------     Shares       |         |        |------------    Shares        |
|                 ----         |             |    |                 Cost         |         |        |                Cost          |
|Farmland                      |             |    |                 ----         |         |        |                ----          |
|Mutual-100%      $10          |             |    |Casualty-100%    $11,750,000  |         |        |Neckura-100%    DM 15,825,681 |
--------------------------------             |    --------------------------------         |        --------------------------------
                                             |                                             |
--------------------------------             |    --------------------------------         |        --------------------------------
|  NATIONWIDE AGRIBUSINESS     |             |    |         SCOTTSDALE           |         |        |        NECKURA GENERAL       |
|     INSURANCE COMPANY        |             |    |      INSURANCE COMPANY       |         |        |       INSURANCE COMPANY      |
|Common Stock:    1,000,000    |             |    |                              |         |        |                              |
|------------     Shares       |             |    |Common Stock:    30,136       |         |        |Common Stock:    1,500        |
|                 Cost         |------------------|------------     Shares       |         |--------|------------     Shares       |
|                 ----         |                  |                 Cost         |         |        |                 Cost         |
|Casualty-99.9%   $26,714,335  |                  |                 ----         |         |        |                 ----         |
|Other Capital:                |                  |Casualty-100%    $150,000,000 |         |        |Neckura-100%     DM 1,656,925 |
|-------------                 |                  |                              |         |        |                              |
|Casualty-Ptd.    $   713,567  |                  |                              |         |        |                              |
--------------------------------                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |          SCOTTSDALE          |         |        |       COLUMBUS INSURANCE     |
                                                  |        SURPLUS LINES         |         |        |      BROKERAGE AND SERVICE   |
                                                  |       INSURANCE COMPANY      |         |        |              GmbH            |
                                                  |                              |         |        |Common Stock:    1 Share      |
                                                  |                              |         |--------|------------                  |
                                                  |        "NEWLY FORMED"        |         |        |                 Cost         |
                                                  |                              |         |        |                 ----         |
                                                  |                              |         |        |Neckura-100%     DM 51,639    |
                                                  |                              |         |        |                              |
                                                  |                              |         |        |                              |
                                                  --------------------------------         |        --------------------------------
                                                                 |                         |
                                                  --------------------------------         |        --------------------------------
                                                  |      NATIONAL PREMIUM &      |         |        |          LEBEN DIREKT        |
                                                  |    BENEFIT ADMINISTRATION    |         |        |        INSURANCE COMPANY     |
                                                  |           COMPANY            |         |        |                              |
                                                  |Common Stock:    10,000       |         |        |Common Stock:    4,000 Shares |
                                                  |------------     Shares       |------------------|------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Scottsdale-100%  $10,000      |                  |Neckura-100%     DM 4,000,000 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------

                                                  --------------------------------                  --------------------------------
                                                  |         SVM SALES            |                  |          AUTO DIREKT         |
                                                  |            GmbH              |                  |       INSURANCE COMPANY      |
                                                  |                              |                  |                              |
                                                  |Common Stock:    50 Shares    |                  |Common Stock:    1,500 Shares |
                                                  |------------                  |                  |------------                  |
                                                  |                 Cost         |                  |                 Cost         |
                                                  |                 ----         |                  |                 ----         |
                                                  |Neckura-100%     DM 50,000    |                  |Neckura-100%     DM 1,643,149 |
                                                  |                              |                  |                              |
                                                  |                              |                  |                              |
                                                  --------------------------------                  --------------------------------


                                        NATIONWIDE INSURANCE ENTERPRISE(R)                                              (right side)
                                                                                                            ------------------------
                                                                                                            | NATIONWIDE INSURANCE |
                                                                                                            | ENTERPRISE FOUNDATION|
                                                                                                            |                      |
                                                                                                            |      MEMBERSHIP      |
                                                                                                            |      NONPROFIT       |
                                                                                                            |     CORPORATION      |
                                                                                                            ------------------------
       -----------------------------------------------------------------------------
       |                                                                           |
       |                                                                           |
       |                           NATIONWIDE MUTUAL                               |
=======|                         FIRE INSURANCE COMPANY                            |
       |                                (FIRE)                                     |
       |                                                                           |
       |                                                                           |
       -----------------------------------------------------------------------------
                                                                       |
---------------                                                        --------------------------------------------------
              |                                                                                                         |
-----------------------------------------------------------------------------------------------------------------       |
  |                                          |                                                                  |       |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |     |         SCOTTSDALE           |     |    |         NATIONWIDE           |                |          NATIONWIDE            |
  |     |      INDEMNITY COMPANY       |     |    |      COMMUNITY URBAN         |                |          CORPORATION           |
  |     |                              |     |    |       REDEVELOPMENT          |                |                                |
  |     |                              |     |    |        CORPORATION           |                |Common Stock:    Control:       |
  |     |Common Stock:    50,000       |     |    |Common Stock:    10 Shares    |                |------------     -------        |
  |-----|------------     Shares       |     |----|------------                  |                |$13,642,432      100%           |
  |     |                 Cost         |     |    |                 Cost         |                |         Shares     Cost        |
  |     |                 ----         |     |    |                 ----         |                |         ------     ----        |
  |     |Casualty-100%    $8,800,000   |     |    |Casualty-100%    $1,000       |                |Casualty 12,992,922 $751,352,485|
  |     |                              |     |    |                              |                |Fire        649,510   24,007,936|
  |     |                              |     |    |                              |                |          (See Page 2)          |
  |     --------------------------------     |    --------------------------------                ----------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |         NATIONWIDE           |     |    |          INSURANCE           |
  |     |      INDEMNITY COMPANY       |     |    |     INTERMEDIARIES, INC.     |
  |     |                              |     |    |                              |
  |-----|Common Stock:    28,000       |     |----|Common Stock:    1,615        |
  |     |------------     Shares       |     |    |------------     Shares       |
  |     |                 Cost         |     |    |                 Cost         |
  |     |                 ----         |     |    |                 ----         |
  |     |Casualty-100%    $294,529,000 |     |    |Casualty-100%    $1,615,000   |
  |     --------------------------------     |    --------------------------------
  |                                          |
  |     --------------------------------     |    --------------------------------
  |     |          LONE STAR           |     |    |       NATIONWIDE CASH        |
  |     |     GENERAL AGENCY, INC.     |     |    |      MANAGEMENT COMPANY      |
  |     |                              |     |    |Common Stock:    100 Shares   |
  ------|Common Stock:    1,000        |     |----|------------                  |
        |------------     Shares       |     |    |                 Cost         |
        |                 Cost         |     |    |                 ----         |
        |                 ----         |     |    |Casualty-90%     $9,000       |
        |Casualty-100%    $5,000,000   |     |    |NW Adv. Serv.     1,000       |
        --------------------------------     |    --------------------------------
                      ||                     |
        --------------------------------     |    --------------------------------
        |   COLONIAL COUNTY MUTUAL     |     |    |       CALIFORNIA CASH        |
        |      INSURANCE COMPANY       |     |    |          MANAGEMENT          |
        |                              |     |    |                              |
        |Surplus Debentures            |     |    |Common Stock:    90 Shares    |
        |------------------            |     |----|------------                  |
        |                 Cost         |     |    |                 Cost         |
        |                 ----         |     |    |                 ----         |
        |Colonial         $500,000     |     |    |Casualty-100%    $9,000       |
        |Lone Star         150,000     |     |    |                              |
        --------------------------------     |    --------------------------------
                                             |
                                             |    --------------------------------                  --------------------------------
                                             |    |         NATIONWIDE           |                  |           THE BEAK AND       |
                                             |    |     COMMUNICATIONS, INC.     |                  |         WIRE CORPORATION     |
                                             |    |Common Stock:    14,750       |                  |                              |
                                             |    |------------     Shares       |                  |Common Stock:    750 Shares   |
                                             -----|                 Cost         |------------------|------------                  |
                                                  |                 ----         |                  |                 Cost         |
                                                  |Casualty-100%    $11,510,000  |                  |                 ----         |
                                                  |Other Capital:                |                  |NW Comm-100%     $531,000     |
                                                  |-------------                 |                  |                              |
                                                  |Casualty-Ptd.      1,000,000  |                  |                              |
                                                  --------------------------------                  --------------------------------



Subsidiary Companies -- Solid Line
Contractual Association -- Double Lines

March 6, 1997

                                                                                                                        (Left Side)
                                                NATIONWIDE INSURANCE ENTERPRISE(R)

                                         ------------------------------------------------
                                        |              EMPLOYERS INSURANCE               |
                                        |                  OF WAUSAU                     |==========================================
                                        |               A MUTUAL COMPANY                 |
                                         ------------------------------------------------



























                              ------------------------------------------------------------------------------------------------------
                             |                                  |                                   |
                ---------------------------        ---------------------------        ---------------------------
               | NATIONWIDE LIFE INSURANCE |      |        NATIONWIDE         |      |   NATIONWIDE FINANCIAL    |
               |     COMPANY (NW LIFE)     |      |    FINANCIAL SERVICES     |      | INSTITUTION DISTRIBUTORS  |
               |                           |      |      CAPITAL TRUST        |      |   AGENCY, INC. (NFIDAI)   |
               | Common Stock: 3,814,779   |      | Preferred Stock:          |      | Common Stock:     1,000   |
               | ------------  Shares      |      | ---------------           |      | ------------      Shares  |
               |                           |      |                           |      |                           |
               | NFS--100%                 |      | NFS--100%                 |      | NFS--100%                 |
                ---------------------------        ---------------------------        ---------------------------
                               |                                                                    ||
 ---------------------------   |   ---------------------------        ---------------------------   ||   --------------------------
|    NATIONWIDE LIFE AND    |  |  |         NATIONWIDE        |      |     FINANCIAL HORIZONS    |  ||  |                          |
| ANNUITY INSURANCE COMPANY |  |  |     ADVISORY SERVICES     |      |    DISTRIBUTORS AGENCY    |  ||  |                          |
|        (NW LIFE)          |  |  |      (NW ADV. SERV.)      |      |      OF ALABAMA, INC.     |  ||  |                          |
| Common Stock: 68,000      |  |  | Common Stock: 7,676       |      | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|--| ------------  Shares      |==||  | ------------  Shares      |--||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF OHIO, INC.      |
|               Cost        |  |  |               Cost        |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |               ----        |  ||  |               ----        |  ||  |                          |
| NW Life--100% $58,070,003 |  |  | NW Life--100% $5,996,261  |  ||  | NFIDIA--100% $100         |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|         NWE, INC.         |  |  |        NATIONWIDE         |  ||  |    LANDMARK FINANCIAL     |  ||  |                          |
|                           |  |  |   INVESTOR SERVICES, INC. |  ||  |        SERVICES OF        |  ||  |                          |
|                           |  |  |                           |  ||  |       NEW YORK, INC.      |  ||  |                          |
| Common Stock: 100         |  |  | Common Stock: 5           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  | ------------  Shares      |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |     OF OKLAHOMA, INC.    |
|               Cost        |  |  |                     Cost  |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                     ----  |  ||  |               ----        |  ||  |                          |
| NW Life--100% $35,971,375 |  |  | NW Adv. Serv.--100% $5,000|  ||  | NFIDIA--100% $10,100      |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
|   NATIONWIDE INVESTMENT   |  |  |    FINANCIAL HORIZONS     |  ||  |     FINANCIAL HORIZONS    |  ||  |                          |
|   SERVICES CORPORATION    |  |  |     INVESTMENT TRUST      |  ||  |      SECURITIES CORP.     |  ||  |                          |
|                           |  |  |                           |  ||  |                           |  ||  |                          |
| Common Stock: 5,000       |  |  |                           |  ||  | Common Stock: 10,000      |  ||  |    FINANCIAL HORIZONS    |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |  ||==|    DISTRIBUTORS AGENCY   |
|                           |  |  |                           |  ||  |                           |  ||  |       OF TEXAS, INC.     |
|               Cost        |  |  |                           |  ||  |               Cost        |  ||  |                          |
|               ----        |  |  |                           |  ||  |               ----        |  ||  |                          |
| NW Life--100% $529,728    |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $153,000     |  ||  |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
                               |                                 ||                                 ||
 ---------------------------   |   ---------------------------   ||   ---------------------------   ||   --------------------------
| NATIONWIDE LIFE INSURANCE |  |  |         NATIONWIDE        |  ||  |   AFFILIATE AGENCY, INC.  |  ||  |                          |
|    COMPANY OF NEW YORK    |  |  |         INVESTING         |  ||  |                           |  ||  |                          |
|                           |  |  |         FOUNDATION        |  ||  |                           |  ||  |                          |
| Common Stock:             |  |  |                           |  ||  | Common Stock: 100         |  ||  |          AFFILIATE       |
| ------------  Shares      |--|  |                           |==||  | ------------  Shares      |__||==|          AGENCY OF       |
|               Cost        |  |  |                           |  ||  |                           |      |          OHIO, INC.      |
|               ----        |  |  |                           |  ||  |               Cost        |      |                          |
| NW Life--100%             |  |  |                           |  ||  |               ----        |      |                          |
| (Proposed)                |  |  |      COMMON LAW TRUST     |  ||  | NFIDIA--100% $100         |      |                          |
 ---------------------------   |   ---------------------------   ||   ---------------------------        --------------------------
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |          INVESTING        |  ||
|                           |  |  |        FOUNDATION II      |  ||
| Units:                    |  |  |                           |  ||
| ------                    |  |  |                           |==||
|                           |  |  |                           |  ||
|                           |  |  |                           |  ||
| NW Life--90%              |  |  |                           |  ||
| NW Mutual--10%            |  |  |      COMMON LAW TRUST     |  ||
 ---------------------------   |   ---------------------------   ||
                               |                                 ||
 ---------------------------   |   ---------------------------   ||
|     NATIONWIDE REALTY     |  |  |         NATIONWIDE        |  ||
|      INVESTORS, LTD.      |  |  |      SEPARATE ACCOUNT     |  ||
|                           |  |  |            TRUST          |  ||
| Units:                    |  |  |                           |  ||
| ------                    |__|  |                           |__||
|                           |     |                           |
|                           |     |                           |
| NW Life--97.6%            |     |                           |
| NW Mutual--2.4%           |     |      COMMON LAW TRUST     |
 ---------------------------       ---------------------------

                                                                                                                           (Center)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|               INSURANCE COMPANY                |==========================================
                                        |                  (CASUALTY)                    |
                                         ------------------------------------------------
                                                                 |
                                                                 |              ----------------------------------------------------
                                                                 |              |
                                               ---------------------------------------
                                              |    NATIONWIDE CORPORATION (NW CORP)   |
                                              |   Common Stock:           Control     |
                                              |   ------------            -------     |
                                              |    13,642,432               100%      |
                                              |              Shares      Cost         |
                                              |             ------      ----          |
                                              | Casualty    12,992,922   $751,352,485 |
                                              | Fire           649,510     24,007,936 |
                                               ---------------------------------------
                                                                |
              ----------------------------------------------------------------------------------------------------------------------
              |                                     |                                |                             |
 ---------------------------     --------------------------       -----------------------------      ----------------------------
|    NATIONWIDE FINANCIAL   |   |   MRM INVESTMENTS, INC.   |    |      WEST COAST LIFE        |    |    NATIONAL CASUALTY       |
|    SERVICES, INC. (NFS)   |   |                           |    |     INSURANCE COMPANY       |    |         COMPANY            |
|                           |   |                           |    |                             |    |           (NC)             |
| Common Stock: Control     |   | Common Stock: 1           |    | Common Stock: 1,000,000     |    | Common Stock: 100          |
| ------------  -------     |   | ------------  Share       |    | ------------  Shares        |    | ------------  Shares       |
|                           |   |                           |    |                             |    |                            |
|                           |   |               Cost        |    |               Cost          |    |                Cost        |
| Class A     Public--100%  |   |               ----        |    |               ----          |    |                ----        |
| Class B     NW Corp--100% |   | NW Corp.--100% $1,339,218 |    | NW Corp.--100% $152,946,930 |    | NW Corp.--100% $73,442,439 |
 ---------------------------     ---------------------------      -----------------------------      ----------------------------
             |                                                                                                     |
--------------------------------------------------------------------------------                                   |
                             |                                                  |                                  |
                ---------------------------                       ---------------------------        ----------------------------
               | PUBLIC EMPLOYEES BENEFIT  |                     |      NEA VALUEBUILDER       |    |   NCC OF AMERICA, INC.     |
               |   SERVICES CORPORATION    |                     |   INVESTOR SERVICES, INC.   |    |         (INACTIVE)         |
               |         (PEBSCO)          |                     |             (NEA)           |    |                            |
               | Common Stock: 236,494     |==||                 | Common Stock: 500           |    |                            |
               | ------------  Shares      |  ||                 | ------------  Shares        |    |                            |
               |                           |  ||                 |                             |    |                            |
               | NFS--100%                 |  ||                 | NFS--100%                   |    | NFS--100%                  |
                ---------------------------   ||                  -----------------------------      ----------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |          ALABAMA          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |     OF ALABAMA, INC.      |  ||
               | Common Stock: 100,000     |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%      $5,000     |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||
               |         ARKANSAS          |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF ARIZONA, INC      |  ||
               | Common Stock: 50,000      |  ||  | Common Stock: 100         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $1,000      |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||
               |  PEBSCO OF MASSACHUSETTS  |  ||  |     NEA VALUEBUILDER      |  ||
               |  INSURANCE AGENCY, INC.   |  ||  |     INVESTOR SERVICES     |  ||
               |                           |  ||  |      OF MONTANA, INC.     |  ||
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||
               | ------------  Shares      |--||  | ------------  Shares      |--||
               |                           |  ||  |                           |  ||
               |               Cost        |  ||  |               Cost        |  ||
               |               ----        |  ||  |               ----        |  ||
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||
                ---------------------------   ||   ---------------------------   ||
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |          MONTANA          |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF NEVADA, INC.      |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 500         |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|       OF OHIO, INC.       |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $500        |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ---------------------------
               |         PEBSCO OF         |  ||  |     NEA VALUEBUILDER      |  ||  |                           |
               |        NEW MEXICO         |  ||  |     INVESTOR SERVICES     |  ||  |                           |
               |                           |  ||  |      OF WYOMING, INC.     |  ||  |     NEA VALUEBUILDER      |
               | Common Stock: 1,000       |  ||  | Common Stock: 500         |  ||  |     INVESTOR SERVICES     |
               | ------------  Shares      |--||  | ------------  Shares      |  ||==|     OF OKLAHOMA, INC.     |
               |                           |  ||  |                           |  ||  |                           |
               |               Cost        |  ||  |               Cost        |  ||  |                           |
               |               ----        |  ||  |               ----        |  ||  |                           |
               | PEBSCO--100%  $1,000      |  ||  | NEA--100%     $500        |  ||  |                           |
                ---------------------------   ||   ---------------------------   ||   ---------------------------
                                              ||                                 ||
                ---------------------------   ||   ---------------------------   ||   ----------------------------
               |                           |  ||  |     NEA VALUEBUILDER      |  ||  |                            |
               |                           |  ||  |    SERVICES INSURANCE     |  ||  |                            |
               |         PEBSCO OF         |  ||  |       AGENCY, INC.        |  ||  |      NEA VALUEBUILDER      |
               |        TEXAS, INC.        |  ||  | Common Stock: 100         |  ||  |      INVESTOR SERVICES     |
               |                           |==||  | ------------  Shares      |__||==|        OF TEXAS, INC.      |
               |                           |      |                           |      |                            |
               |                           |      |               Cost        |      |                            |
               |                           |      |               ----        |      |                            |
               |                           |      | NEA--100%     $1,000      |      |                            |
                ---------------------------        ---------------------------        ----------------------------

                                                                                                                            (Right)

                                         ------------------------------------------------
                                        |               NATIONWIDE MUTUAL                |
========================================|            FIRE INSURANCE COMPANY              |
                                        |                   (FIRE)                       |
                                         ------------------------------------------------
                                                                 |
-----------------------------------------------------------------|












----------------------------------------------------------------------------------------------
                              |                                |                              |
                ---------------------------         ------------------------------       ------------------------------
               |      GATES, MCDONALD        |     |   EMPLOYERS LIFE INSURANCE   |     |    NATIONWIDE HMO, INC.      |
               |     & COMPANY (GATES)       |     |       OF WAUSAU (ELIOW)      |     |         (NW HMO)             |
               |                             |     |                              |     |                              |
               | Common Stock:   254         |     | Common Stock:   250,000      |     | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  |                 Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | NW CORP.--100%  $25,683,532 |  |  | NW CORP.--100%  $126,509,480 |  |  | NW CORP.--100%  $14,603,732  |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    ---------------------------     |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |       WAUSAU PREFERRED       |  |  |    NATIONWIDE MANAGEMENT     |
           |   |      OF NEW YORK, INC.      |  |  |      HEALTH INSURANCE CO.    |  |  |         SYSTEMS, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   3           |  |  | Common Stock:   250,000      |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |  |  |                              |  |  |                              |
           |   |                 Cost        |  |  |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |  |  |                 ----         |  |  |                 ----         |
           |   | GATES--100%     $106,947    |  |  | NW CORP.--100%  $57,413,193  |  |  | Inc.--100%      $25,149      |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |                                    |                                    |
           |    -----------------------------   |   ------------------------------   |   ------------------------------
           |   |  GATES, MCDONALD & COMPANY  |  |  |     KEY HEALTH PLAN, INC.    |  |  |          NATIONWIDE          |
           |   |         OF NEVADA           |  |  |                              |  |  |          AGENCY, INC.        |
           |   |                             |  |  |                              |  |  |                              |
           |   | Common Stock:   40          |  |  | Common Stock:   1,000        |  |  | Common Stock:   100          |
           |-- | ------------    Shares      |  |--| ------------    Shares       |  |--| ------------    Shares       |
           |   |                             |     |                              |  |  |                              |
           |   |                 Cost        |     |                 Cost         |  |  | NW HMO          Cost         |
           |   |                 ----        |     |                 ----         |  |  |                 ----         |
           |   | Gates--100%     $93,750     |     | ELIOPW--80%  $2,700,000      |  |  | Inc.--99%       $116,077     |
           |    -----------------------------       ------------------------------   |   ------------------------------
           |
           |    -----------------------------
           |   |      GATES, MCDONALD        |
           |   |     HEALTH PLUS, INC.       |
           |   |                             |
           |   | Common Stock:   200         |
           |-- | ------------    Shares      |
               |                             |
               |                 Cost        |
               |                 ----        |
               | NW CORP.--100%  $2,000,000  |
                -----------------------------









                                                                                Subsidiary Companies    -- Solid Line

                                                                                Contractual Association -- Double Line

                                                                                Partnership Interest    -- Dotted Line



                                                                                                             March 6, 1997

                                                                                                                    Page 2

Item 27.    Number of Contract Owners


            The number of contract Owners of Qualified and Non-Qualified Contracts as of February 28, 1997 was 244,360 and 95,488 respectively.


Item 28.    Indemnification


            Provision is made in the Company's Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law 1f the State of Ohio, for indemnification by the Company of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of the Company, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.


            Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling the Company pursuant to the foregoing provisions, the Company has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.    Principal Underwriter


            (a) Nationwide Advisory Services, Inc. ("NAS") acts as principal underwriter and general distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, NACo Variable Account and Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates.

                  NAS also acts as principal underwriter for Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust and Nationwide Investing Foundation II, which are open-end management investment companies.


            (b)        NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS

                                                  Positions and offices
    Name and Business Address                        with Underwriter

Joseph J. Gasper                                  President and Director
One Nationwide Plaza
Columbus, OH  43215

Dimon Richard McFerson                    Chairman of the Board of Directors and
One Nationwide Plaza                                   Chairman and
Columbus, OH  43215                        Chief Executive Officer--Nationwide
                                            Insurance Enterprise and Director

Gordon E. McCutchan
One Nationwide Plaza                         Executive Vice President-Law and
Columbus, OH  43215                          Corporate Services and Director


                                   131 of 136

            (b)        NATIONWIDE ADVISORY SERVICES, INC.
                             DIRECTORS AND OFFICERS


Robert A. Oakley                      Executive Vice President - Chief Financial
One Nationwide Plaza                             Officer and Director
Columbus, OH  43215

Robert J. Woodward, Jr.              Executive Vice President - Chief Investment
One Nationwide Plaza                             Officer and Director
Columbus, OH 43215

W. Sidney Druen                               Senior Vice President and
One Nationwide Plaza                             General Counsel and
Columbus, OH  43215                              Assistant Secretary

James F. Laird, Jr.                            Vice President - General
One Nationwide Plaza                          Manager & Acting Treasurer
Columbus, OH  43215

Edwin P. Mc Causland                         Vice President-Fixed Income
One Nationwide Plaza                                  Securities
Columbus, OH 43215

Harry S. Schermer
One Nationwide Plaza                         Vice President - Investments
Columbus, OH  43215

Joseph P. Rath                               Vice President - Compliance
One Nationwide Plaza
Columbus, OH 43215

William G. Goslee
One Nationwide Plaza                                Vice President
Columbus, OH  43215

Peter J. Neckermann                                 Vice President
One Nationwide Plaza
Columbus, OH  43215

Rae M. Pollina                                        Secretary
One Nationwide Plaza
Columbus, OH  43215


   (c)   Name Of       Net Underwriting       Compensation On
        Principal       Discounts and           Redemption Or      Brokerage
       Underwriter       Commissions            Annuitization      Commissions     Compensation
        Nationwide           N/A                     N/A               N/A              N/A
        Advisory
        Services,
          Inc.


                                   132 of 136

Item 30.    Location of Accounts and Records

            Robert O. Cline
            Nationwide Life Insurance Company
            One Nationwide Plaza
            Columbus, OH  43215


Item 31.    Management Services
            Not Applicable

Item 32.    Undertakings

            The Registrant hereby undertakes to:

            (a) file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;
            (b) include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or
                  (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and
            (c) deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.


            The Registrant represents that any of the Contracts which are issued pursuant to Section 403(b) of the Code is issued by the Company through the Registrant in reliance upon, and in compliance with, a no-action letter issued by the Staff of the Securities and Exchange Commission to the American Council of Life Insurance (publicly available November 28, 1988) permitting withdrawal restrictions to the extent necessary to comply with Section 403(b)(11) of the Code.

            The Company represents that the fees and charges deducted under the Contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by the Company.



                                   133 of 136

                                   Offered by
                        Nationwide Life Insurance Company

                        NATIONWIDE LIFE INSURANCE COMPANY

                        Nationwide Variable Account - II

                  Individual Deferred Variable Annuity Contract

                                   PROSPECTUS

                                   May 1, 1997


                                   134 of 136

       Accountants' Consent and Independent Auditors' Report on Financial
                              Statement Schedules

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of the Nationwide Variable Account-II:


The audits referred to in our report on Nationwide Life Insurance Company (the Company) dated January 31, 1997 included the related financial statement schedules as of December 31, 1996, and for each of the years in the three-year period ended December 31, 1996, included in the registration statement. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits. In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly in all material respects the information set forth herein.


We consent to the use of our reports included herein and to the reference to our firm under the heading "Services" in the Statement of Additional Information.


                                                  KPMG Peat Marwick LLP

Columbus, Ohio

April 22, 1997




                                   135 of 136

                                   SIGNATURES


      As required by the Securities Act of 1933, and the Investment Company Act of 1940, the Registrant, NATIONWIDE VARIABLE ACCOUNT-II, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment and has caused this Post-Effective Amendment to be signed on its behalf in the City of Columbus, and State of Ohio, on this 22nd
day of April   , 1997.



                                          NATIONWIDE VARIABLE ACCOUNT-II
                                   --------------------------------------------
                                                   (Registrant)


                                         NATIONWIDE LIFE INSURANCE COMPANY
                                   --------------------------------------------
                                                    (Depositor)


                                                By/s/JOSEPH P. RATH
                                   --------------------------------------------
                                                  Joseph P. Rath
                                                  Vice President


As required by the Securities Act of 1933, this Post-Effective Amendment has been signed by the following persons in the capacities indicated on the 22nd day of April, 1997.


              Signature                       Title


LEWIS J. ALPHIN                             Director
-----------------------------
Lewis J. Alphin


KEITH W. ECKEL                              Director
-----------------------------
Keith W. Eckel


WILLARD J. ENGEL                            Director
-----------------------------
Willard J. Engel


FRED C. FINNEY                              Director
-----------------------------
Fred C. Finney


CHARLES L. FUELLGRAF, JR.                   Director
-----------------------------
Charles L. Fuellgraf, Jr.


JOSEPH J. GASPER                      President/Chief Operating
-----------------------------            Officer and Director
Joseph J. Gasper


HENRY S. HOLLOWAY                Chairman of the Board and Director
 ----------------------------
Henry S. Holloway


                                Chairman and Chief Executive Officer -
D. RICHARD MCFERSON                   Nationwide Insurance
-----------------------------        Enterprise and Director
D. Richard McFerson


DAVID O. MILLER                             Director
-----------------------------
David O. Miller


C. RAY NOECKER                              Director
-----------------------------
C. Ray Noecker


                                   Executive Vice President-
ROBERT A. OAKLEY                    Chief Financial Officer
-----------------------------
Robert A. Oakley


JAMES F. PATTERSON                          Director     By/s/JOSEPH P. RATH
-----------------------------                            ----------------------
James F. Patterson                                        Joseph P. Rath


ARDEN L. SHISLER                            Director      Attorney-in-Fact
-----------------------------
Arden L. Shisler


ROBERT L. STEWART                           Director
-----------------------------
Robert L. Stewart


NANCY C. THOMAS                             Director
-----------------------------
Nancy C. Thomas


HAROLD W. WEIHL                             Director
-----------------------------
Harold W. Weihl


                                   136 of 136

                                POWER OF ATTORNEY



         KNOWN ALL MEN BY THESE PRESENTS, that each of the undersigned as directors and/or officers of NATIONWIDE LIFE INSURANCE COMPANY, and NATIONWIDE LIFE AND ANNUITY INSURANCE COMPANY, both Ohio corporations, which have filed or will file with the U.S. Securities and Exchange Commission under the provisions of the Securities Act of 1933, as amended, various Registration Statements and amendments thereto for the registration under said Act of Individual Deferred Variable Annuity Contracts in connection with MFS Variable Account, Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Multi-Flex Variable Account, Nationwide Variable Account-8, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C and Nationwide VA Separate Account-Q; and the registration of fixed interest rate options subject to a market value adjustment offered under some or all of the aforementioned individual Variable Annuity Contracts in connection with Nationwide Multiple Maturity Separate Account and Nationwide Multiple Maturity Separate Account-A, and the registration of Group Flexible Fund Retirement Contracts in connection with Nationwide DC Variable Account, Nationwide DCVA-II, and NACo Variable Account; and the registration of Group Common Stock Variable Annuity Contracts in connection with Separate Account No. 1; and the registration of variable life insurance policies in connection with Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VL Separate Account-A and Nationwide VL Separate Account-B, hereby constitutes and appoints Dimon Richard McFerson, Joseph J. Gasper, W. Sidney Druen, and Joseph P. Rath, and each of them with power to act without the others, his/her attorney, with full power of substitution and resubstitution, for and in his/her name, place and stead, in any and all capacities, to approve, and sign such Registration Statements and any and all amendments thereto, with power to affix the corporate seal of said corporation thereto and to attest said seal and to file the same, with all exhibits thereto and other documents in connection therewith, with the U.S. Securities and Exchange Commission, hereby granting unto said attorneys, and each of them, full power and authority to do and perform all and every act and thing requisite to all intents and purposes as he/she might or could do in person, hereby ratifying and confirming that which said attorneys, or any of them, may lawfully do or cause to be done by virtue hereof. This instrument may be executed in one or more counterparts.

         IN WITNESS WHEREOF, the undersigned have herewith set their names and seals as of this 2nd day of April, 1997.

/s/ Lewis J. Alphin                                                 /s/ David O. Miller
-------------------------------------------------                   --------------------------------------------------
Lewis J. Alphin, Director                                           David O. Miller, Director

/s/ Keith W. Eckel                                                  /s/ C. Ray Noecker
-------------------------------------------------                   -------------------------------------------------
Keith W. Eckel, Director                                            C. Ray Noecker, Director

/s/ Willard J. Engel                                                /s/ Robert A. Oakley
-------------------------------------------------                   --------------------------------------------------
Willard J. Engel, Director                                          Robert A. Oakley, Executive Vice President and Chief
                                                                    Financial Officer

/s/ Fred C. Finney                                                  /s/ James F. Patterson
-------------------------------------------------                   --------------------------------------------------
Fred C. Finney, Director                                            James F. Patterson, Director

/s/ Charles L. Fuellgraf                                            /s/ Arden L. Shisler
-------------------------------------------------                   --------------------------------------------------
Charles L. Fuellgraf, Jr., Director                                 Arden L. Shisler, Director

/s/ Joseph J. Gasper                                                /s/ Robert L. Stewart
-------------------------------------------------                   --------------------------------------------------
Joseph J. Gasper, President and Chief Operating Officer             Robert L. Stewart, Director
and Director

/s/ Henry S. Holloway                                               /s/ Nancy C. Thomas
-------------------------------------------------                   --------------------------------------------------
Henry S. Holloway, Chairman of the Board, Director                  Nancy C. Thomas, Director

/s/ Dimon Richard McFerson                                          /s/ Harold W. Weihl
-------------------------------------------------                   --------------------------------------------------
Dimon Richard McFerson, Chairman and Chief Executive                Harold W. Weihl, Director
Officer-Nationwide Insurance Enterprise and Director